United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

1

The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2015 is provided below.

Schedule of Investments September 30, 2015 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.3%
AGL Energy Ltd.	187,477	$2,109,971
Alumina Ltd.	849,453	675,807
Amcor Ltd.	321,698	2,991,743
AMP Ltd.	796,905	3,129,912
APA Group (a)	306,196	1,848,024
Aristocrat Leisure Ltd.	144,821	880,802
Asciano Ltd.	273,320	1,618,138
ASX Ltd.	51,432	1,373,108
Aurizon Holdings Ltd.	592,941	2,094,770
AusNet Services	639,900	615,065
Australia & New Zealand Banking Group Ltd.	762,428	14,567,044
Bank of Queensland Ltd.	120,072	982,963
Bendigo & Adelaide Bank Ltd.	143,888	1,005,601
BGP Holdings PLC (b)	783,183	9
BHP Billiton Ltd.	912,579	14,413,541
Boral Ltd.	186,812	694,786
Brambles Ltd.	422,838	2,904,677
Caltex Australia Ltd.	73,627	1,625,307
CIMIC Group, Ltd.	23,200	385,419
Coca-Cola Amatil Ltd.	184,314	1,168,463
Cochlear Ltd.	13,552	797,423
Commonwealth Bank of Australia	466,555	23,947,581
Computershare Ltd.	119,489	892,282
Crown Resorts Ltd.	98,617	689,775
CSL Ltd.	122,623	7,717,056
Dexus Property Group	255,970	1,290,838
Federation Centres Ltd.	852,547	1,646,303
Flight Centre Travel Group Ltd.	16,412	418,024
Fortescue Metals Group Ltd. (c)	431,377	556,877
Goodman Group	475,031	1,963,546
GPT Group	489,158	1,554,628
Harvey Norman Holdings Ltd.	162,714	445,700
Healthscope Ltd.	321,481	577,824
Iluka Resources Ltd.	126,019	553,632
Incitec Pivot Ltd.	473,370	1,304,722
Insurance Australia Group Ltd.	652,219	2,230,016
Lend Lease Group (a)	148,842	1,317,723
Macquarie Group Ltd.	81,936	4,440,528
Medibank Pvt Ltd.	666,734	1,135,866
Mirvac Group	1,007,239	1,222,957
National Australia Bank Ltd.	721,534	15,269,761
Newcrest Mining Ltd. (b)	213,655	1,922,633
Orica Ltd.	98,765	1,048,237
Origin Energy Ltd.	296,792	1,400,774
Platinum Asset Management Ltd.	41,004	195,903
Qantas Airways Ltd.	112,154	294,446
QBE Insurance Group Ltd.	371,247	3,380,869
Ramsay Health Care Ltd.	39,359	1,623,321
REA Group Ltd.	14,420	451,565
Rio Tinto Ltd.	120,532	4,146,837
Santos Ltd.	301,300	852,632
Scentre Group	1,443,196	3,972,108
Seek Ltd.	82,747	701,267

Common Stocks	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	94,258	$1,212,378
South32 Ltd. (b)	1,572,896	1,520,348
Stockland	657,046	1,785,070
Suncorp Group Ltd.	349,570	3,007,222
Sydney Airport (a)	299,518	1,258,805
Tabcorp Holdings Ltd.	235,938	776,748
Tatts Group Ltd.	383,922	1,018,614
Telstra Corp. Ltd.	1,092,360	4,318,857
TPG Telecom Ltd.	63,778	488,815
Transurban Group (a)	504,514	3,534,017
Treasury Wine Estates Ltd.	187,715	869,818
Wesfarmers Ltd.	308,841	8,537,331
Westfield Corp.	518,219	3,646,551
Westpac Banking Corp.	859,133	18,047,712
Woodside Petroleum Ltd.	193,881	3,968,056
Woolworths Ltd.	349,417	6,124,785
WorleyParsons Ltd.	58,158	243,462

		205,407,393

Austria — 0.1%
Andritz AG	16,101	725,526
Erste Group Bank AG (b)	68,607	1,993,778
OMV AG	28,614	696,241
Raiffeisen Bank International AG (b)	29,033	381,558
Strabag SE	30,711	—
Voestalpine AG	24,391	838,623

		4,635,726

Belgium — 1.3%
Ageas	52,633	2,163,026
Anheuser-Busch InBev NV	220,616	23,463,715
Belgacom SA	36,832	1,274,091
Colruyt SA	16,420	791,389
Delhaize Group	28,029	2,484,507
Groupe Bruxelles Lambert SA	18,862	1,423,402
KBC Groep NV	65,286	4,128,815
Solvay SA	16,199	1,655,538
Telenet Group Holding NV (b)	15,436	886,728
UCB SA	34,427	2,697,103
Umicore SA	23,249	896,628

		41,864,942

Denmark — 1.8%
A.P. Moeller - Maersk A/S, Class A	938	1,412,918
A.P. Moeller - Maersk A/S, Class B	2,015	3,106,086
Carlsberg A/S, Class B	30,039	2,308,239
Coloplast A/S, Class B	28,666	2,032,389
Danske Bank A/S	186,829	5,646,036
DSV A/S	42,492	1,587,795
ISS A/S	41,481	1,377,863
Novo Nordisk A/S Class B	536,773	28,966,718
Novozymes A/S, Class B	59,766	2,608,315
Pandora A/S	29,375	3,431,559

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Denmark (continued)
TDC A/S	225,902	$1,165,052
Tryg A/S	23,214	451,034
Vestas Wind Systems A/S	59,815	3,109,721
William Demant Holding A/S (b)	4,599	382,076

		57,585,801

Finland — 0.8%
Elisa OYJ	35,115	1,187,840
Fortum OYJ	125,915	1,863,027
Kone OYJ, Class B	88,964	3,385,768
Metso OYJ	32,769	681,685
Neste Oil OYJ	30,653	705,476
Nokia OYJ	1,000,220	6,839,300
Nokian Renkaat OYJ	27,742	898,051
Orion OYJ, Class B	24,290	919,141
Sampo OYJ, Class A	116,741	5,649,924
Stora Enso OYJ, Class R	152,508	1,153,955
UPM-Kymmene OYJ	148,967	2,236,100
Wartsila OYJ	40,461	1,605,585

		27,125,852

France — 9.9%
Accor SA	58,011	2,719,973
Aeroports de Paris	7,325	831,388
Air Liquide SA	92,829	11,005,078
Airbus Group SE	162,469	9,621,413
Alcatel-Lucent (b)	764,681	2,821,443
Alstom SA (b)	57,848	1,789,304
ArcelorMittal	277,874	1,441,015
Arkema	18,271	1,184,289
AtoS	23,662	1,818,811
AXA SA	536,805	13,033,056
BNP Paribas SA	292,639	17,228,848
Bollore SA	231,974	1,130,975
Bouygues SA	55,276	1,961,681
Bureau Veritas SA	73,521	1,552,048
Cap Gemini SA	42,824	3,824,301
Carrefour SA	152,617	4,523,023
Casino Guichard-Perrachon SA	15,584	829,924
Christian Dior SA	15,130	2,834,673
Cie Generale des Etablissements Michelin	49,348	4,515,063
CNP Assurances	44,564	619,209
Compagnie de Saint-Gobain	132,120	5,734,054
Credit Agricole SA	285,990	3,292,520
Danone SA	157,934	9,969,287
Dassault Systemes SA	34,540	2,552,679
Edenred	54,814	897,556
EDF	66,181	1,168,591
Essilor International SA	56,248	6,871,721
Eurazeo	11,658	776,473
Eutelsat Communications SA	47,382	1,453,255
Fonciere Des Regions	7,047	614,461
GDF Suez	413,787	6,695,271

Common Stocks	Shares	Value
France (continued)
Gecina SA	9,068	$1,105,852
Groupe Eurotunnel SA, Registered Shares	128,891	1,756,071
Hermes International	7,024	2,556,825
ICADE	9,872	669,794
Iliad SA	7,306	1,477,946
Imerys SA	10,796	693,562
Ingenico	13,814	1,669,233
JCDecaux SA	21,415	778,456
Kering	21,586	3,533,503
Klepierre	48,912	2,216,805
L’Oreal SA	68,770	11,953,187
Lagardere SCA	38,505	1,066,941
Legrand SA (b)	72,928	3,879,991
LVMH Moet Hennessy Louis Vuitton SA	77,124	13,129,812
Natixis	255,735	1,415,951
Numericable-SFR (b)	26,086	1,207,630
Orange SA	546,943	8,291,249
Pernod Ricard SA	58,826	5,939,557
Peugeot SA (b)	109,387	1,657,493
Publicis Groupe SA	53,542	3,659,204
Remy Cointreau SA	5,536	363,813
Renault SA	52,495	3,787,655
Rexel SA	81,619	1,004,773
Safran SA	79,786	5,999,236
Sanofi	322,788	30,729,417
Schneider Electric SE	153,029	8,569,472
SCOR SE	37,812	1,357,839
SES SA	84,241	2,658,584
Societe BIC SA	8,051	1,251,042
Societe Generale SA	201,225	8,992,936
Sodexo	25,171	2,088,543
Suez Environnement Co.	81,913	1,471,924
Technip SA	31,086	1,471,101
Thales SA	27,321	1,904,955
Total SA	592,021	26,630,789
Unibail-Rodamco SE	26,855	6,954,682
Valeo SA	20,875	2,834,344
Veolia Environnement SA	126,845	2,892,843
Vinci SA	131,722	8,376,022
Vivendi SA	319,101	7,560,040
Wendel SA	7,194	843,477
Zodiac Aerospace	56,038	1,286,646

		323,000,578

Germany — 8.7%
adidas AG	58,135	4,687,267
Allianz SE, Registered Shares	125,845	19,769,346
Axel Springer AG	12,585	703,768
BASF SE	253,318	19,374,608
Bayer AG, Registered Shares	224,636	28,820,418
Bayerische Motoren Werke AG	88,209	7,695,583

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	2

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG, Preference Shares	17,170	$1,180,859
Beiersdorf AG	29,544	2,618,807
Brenntag AG	42,813	2,309,923
Commerzbank AG (b)	296,688	3,133,552
Continental AG	29,058	6,206,375
Daimler AG, Registered Shares	263,002	19,147,334
Deutsche Annington Immobilien SE	127,292	4,097,022
Deutsche Bank AG, Registered Shares	383,325	10,344,858
Deutsche Boerse AG	50,269	4,335,398
Deutsche Lufthansa AG, Registered Shares (b)	66,433	924,799
Deutsche Post AG, Registered Shares	268,139	7,428,249
Deutsche Telekom AG, Registered Shares	874,497	15,567,366
Deutsche Wohnen AG, Bearer Shares	89,968	2,406,144
E.ON SE	550,092	4,720,578
Evonik Industries AG	34,221	1,145,807
Fraport AG Frankfurt Airport Services Worldwide	9,794	605,591
Fresenius Medical Care AG & Co. KGaA	60,062	4,694,141
Fresenius SE & Co. KGaA	103,949	6,977,866
Fuchs Petrolub SE, Preference Shares	19,203	849,930
GEA Group AG	50,230	1,915,289
Hannover Rueck SE	15,270	1,564,121
HeidelbergCement AG	40,137	2,756,284
Henkel AG & Co. KGaA	28,956	2,559,363
Henkel AG & Co. KGaA, Preference Shares	48,903	5,036,783
Hugo Boss AG	18,081	2,033,036
Infineon Technologies AG	311,309	3,497,690
K+S AG, Registered Shares	53,068	1,780,611
Kabel Deutschland Holding AG (b)	7,482	975,712
Lanxess AG	26,135	1,223,718
Linde AG	50,767	8,245,803
MAN SE	8,225	837,871
Merck KGaA	34,909	3,090,712
Metro AG	45,697	1,264,339
Muenchener Rueckversicherungs AG, Registered Shares	45,460	8,490,311
Osram Licht AG	24,489	1,268,735
Porsche Automobil Holding SE, Preference Shares	41,239	1,754,539
ProSiebenSat.1 Media AG, Registered Shares	62,681	3,076,732
RWE AG	134,371	1,526,955
SAP AG	272,016	17,622,196
Siemens AG, Registered Shares	219,146	19,577,822
Symrise AG	31,991	1,927,560

Common Stocks	Shares	Value
Germany (continued)
Telefonica Deutschland Holding AG	150,330	$919,263
ThyssenKrupp AG	105,339	1,851,012
TUI AG	136,027	2,513,317
United Internet AG, Registered Shares	32,539	1,649,674
Volkswagen AG	8,882	1,046,502
Volkswagen AG, Preference Shares	44,788	4,919,856

		284,671,395

Hong Kong — 2.9%
AIA Group Ltd.	3,272,800	17,021,000
ASM Pacific Technology Ltd.	85,004	557,523
Bank of East Asia Ltd.	314,532	1,057,494
BOC Hong Kong Holdings Ltd.	999,900	2,948,984
Cathay Pacific Airways Ltd.	327,263	616,294
Cheung Kong Infrastructure Holdings Ltd.	155,500	1,393,709
Cheung Kong Property Holdings Ltd.	737,939	5,406,376
CK Hutchison Holdings Ltd.	737,939	9,598,841
CLP Holdings Ltd.	515,187	4,404,316
First Pacific Co. Ltd.	663,250	405,218
Galaxy Entertainment Group Ltd.	692,000	1,772,408
Hang Lung Properties Ltd.	607,000	1,365,360
Hang Seng Bank Ltd.	202,153	3,646,525
Henderson Land Development Co. Ltd.	288,220	1,723,465
HKT Trust & HKT Ltd. (a)	608,560	723,200
Hong Kong & China Gas Co. Ltd.	1,837,511	3,445,649
Hong Kong Exchanges & Clearing Ltd.	305,827	7,015,973
Hysan Development Co. Ltd.	197,791	823,577
Kerry Properties Ltd.	168,500	462,634
Li & Fung Ltd.	1,661,980	1,273,132
Link REIT	592,414	3,261,491
MGM China Holdings Ltd.	313,600	365,319
MTR Corp.	364,500	1,584,849
New World Development Co. Ltd.	1,448,968	1,411,128
NWS Holdings Ltd.	375,824	495,399
PCCW Ltd.	1,417,000	729,409
Power Assets Holdings Ltd.	364,500	3,449,213
Sands China Ltd.	675,000	2,050,285
Shangri-La Asia Ltd.	339,905	295,098
Sino Land Co. Ltd.	841,263	1,280,916
SJM Holdings Ltd.	610,000	434,296
Sun Hung Kai Properties Ltd.	465,324	6,069,366
Swire Pacific Ltd., Class A	170,077	1,906,314
Swire Properties Ltd.	303,800	842,041
Techtronic Industries Co.	386,000	1,439,029
WH Group Ltd. (b)(d)	1,635,500	813,917
Wharf Holdings Ltd.	373,357	2,106,630
Wheelock & Co. Ltd.	241,000	1,046,645
Wynn Macau Ltd. (b)	440,000	503,408

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	182,785	$680,044

		96,426,475

Ireland — 0.9%
Bank of Ireland (b)	7,174,168	2,805,039
CRH PLC	218,001	5,754,809
Experian PLC	273,518	4,390,850
James Hardie Industries SE	126,500	1,526,991
Kerry Group PLC, Class A	38,737	2,914,204
Ryanair Holdings PLC	10,891	159,355
Shire PLC	162,856	11,133,152

		28,684,400

Israel — 0.6%
Azrieli Group	4,237	169,383
Bank Hapoalim BM	246,069	1,238,250
Bank Leumi Le-Israel BM (b)	344,300	1,285,157
Bezeq The Israeli Telecommunication Corp. Ltd.	452,756	866,484
Delek Group Ltd.	485	106,019
Israel Chemicals Ltd.	109,151	561,681
Israel Corp. Ltd.	532	127,573
Mizrahi Tefahot Bank Ltd.	21,601	255,423
NICE Systems Ltd.	14,847	831,564
Teva Pharmaceutical Industries Ltd.	235,299	13,297,715

		18,739,249

Italy — 2.4%
Assicurazioni Generali SpA	319,144	5,839,121
Atlantia SpA	114,332	3,198,173
Banca Monte dei Paschi di Siena SpA (b)	683,804	1,218,456
Banco Popolare SC (b)	72,344	1,070,359
Enel Green Power SpA	509,317	963,045
Enel SpA	1,992,194	8,889,152
Eni SpA	702,214	11,046,057
Exor SpA	29,849	1,301,262
Finmeccanica SpA (b)	113,326	1,419,158
Intesa Sanpaolo SpA	3,765,389	13,220,509
Luxottica Group SpA	47,734	3,308,183
Mediobanca SpA	156,133	1,536,150
Pirelli & C SpA	68,719	1,149,945
Prysmian SpA	52,578	1,086,750
Saipem SpA (b)	76,040	609,727
Snam SpA	597,546	3,068,924
Telecom Italia SpA (b)	2,653,138	3,269,523
Telecom Italia SpA, Non-Convertible Savings Shares	1,844,048	1,891,267
Tenaris SA	128,122	1,540,327
Terna - Rete Elettrica Nazionale SpA	436,110	2,119,593
UniCredit SpA	1,333,452	8,312,995
Unione di Banche Italiane SCpA	258,536	1,834,438

Common Stocks	Shares	Value
Italy (continued)
UnipolSai SpA	316,025	$687,199

		78,580,313

Japan — 22.1%
ABC-Mart, Inc.	7,400	413,696
Acom Co. Ltd. (b)	116,300	595,093
Aeon Co. Ltd.	183,500	2,846,801
AEON Financial Service Co. Ltd.	32,700	647,002
Aeon Mall Co. Ltd.	31,250	480,041
Air Water, Inc.	48,000	721,003
Aisin Seiki Co. Ltd.	51,600	1,731,281
Ajinomoto Co., Inc.	156,000	3,289,727
Alfresa Holdings Corp.	48,100	821,424
Alps Electric Co. Ltd.	48,300	1,363,993
Amada Co. Ltd.	100,700	767,793
ANA Holdings, Inc.	360,000	1,008,511
Aozora Bank Ltd.	285,000	988,468
Asahi Glass Co. Ltd.	273,100	1,595,809
Asahi Group Holdings Ltd.	105,300	3,416,275
Asahi Kasei Corp.	349,000	2,460,953
Asics Corp.	45,200	1,077,306
Astellas Pharma, Inc.	578,900	7,493,326
Bank of Kyoto Ltd.	96,000	976,390
Bank of Yokohama Ltd.	315,000	1,914,579
Benesse Holdings, Inc.	15,300	409,062
Bridgestone Corp.	179,900	6,225,648
Brother Industries Ltd.	58,100	700,339
Calbee, Inc.	19,800	640,728
Canon, Inc.	291,300	8,426,576
Casio Computer Co. Ltd.	54,600	993,818
Central Japan Railway Co.	39,900	6,432,984
Chiba Bank Ltd.	176,000	1,249,791
Chubu Electric Power Co., Inc.	175,300	2,584,662
Chugai Pharmaceutical Co. Ltd.	62,000	1,904,220
Chugoku Bank Ltd.	45,500	675,286
Chugoku Electric Power Co., Inc.	85,100	1,172,945
Citizen Holdings Co. Ltd.	73,200	505,905
COLOPL, Inc. (c)	13,400	215,523
Credit Saison Co. Ltd.	38,500	699,435
Dai Nippon Printing Co. Ltd.	128,000	1,236,783
Dai-ichi Life Insurance Co. Ltd.	291,300	4,637,450
Daicel Corp.	82,400	1,011,526
Daihatsu Motor Co. Ltd.	45,300	524,004
Daiichi Sankyo Co. Ltd.	166,000	2,880,424
Daikin Industries Ltd.	64,000	3,589,502
Daito Trust Construction Co. Ltd.	20,000	2,032,096
Daiwa House Industry Co. Ltd.	170,400	4,224,364
Daiwa Securities Group, Inc.	458,000	2,963,491
Denso Corp.	134,800	5,709,975
Dentsu, Inc.	60,213	3,090,137
Don Quijote Co. Ltd.	31,600	1,190,552
East Japan Railway Co.	93,149	7,849,258
Eisai Co. Ltd.	67,500	3,982,604

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	4

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Electric Power Development Co. Ltd.	39,700	$1,211,618
FamilyMart Co. Ltd.	16,700	761,399
FANUC Corp.	56,200	8,645,733
Fast Retailing Co. Ltd.	14,800	6,020,033
Fuji Electric Co. Ltd.	132,800	481,622
Fuji Heavy Industries Ltd.	159,400	5,735,927
FUJIFILM Holdings Corp.	124,900	4,669,030
Fujitsu Ltd.	513,000	2,231,447
Fukuoka Financial Group, Inc.	209,000	995,436
GungHo Online Entertainment, Inc.	106,600	316,651
Gunma Bank Ltd.	95,000	608,037
Hachijuni Bank Ltd.	114,000	809,196
Hakuhodo DY Holdings, Inc.	67,000	635,214
Hamamatsu Photonics KK	41,000	927,879
Hankyu Hanshin Holdings, Inc.	320,000	1,957,140
Hikari Tsushin, Inc.	5,000	349,962
Hino Motors Ltd.	64,600	658,327
Hirose Electric Co. Ltd.	9,000	979,774
Hiroshima Bank Ltd.	142,000	820,659
Hisamitsu Pharmaceutical Co., Inc.	16,000	535,000
Hitachi Chemical Co. Ltd.	29,800	411,159
Hitachi Construction Machinery Co. Ltd.	31,200	418,159
Hitachi High-Technologies Corp.	15,400	333,461
Hitachi Ltd.	1,343,000	6,776,815
Hitachi Metals Ltd.	62,000	720,001
Hokuhoku Financial Group, Inc.	358,000	819,705
Hokuriku Electric Power Co.	56,700	762,613
Honda Motor Co. Ltd.	449,700	13,422,058
Hoya Corp.	116,200	3,805,769
Hulic Co. Ltd.	82,400	745,416
Ibiden Co. Ltd.	28,300	370,484
Idemitsu Kosan Co. Ltd.	22,100	338,536
IHI Corp.	370,000	950,765
Iida Group Holdings Co. Ltd.	43,000	672,711
Inpex Corp.	245,200	2,192,267
Isetan Mitsukoshi Holdings Ltd.	94,305	1,414,980
Isuzu Motors Ltd.	162,000	1,626,808
ITOCHU Corp.	420,800	4,448,373
Itochu Techno-Solutions Corp.	10,000	213,272
Iyo Bank Ltd.	65,500	752,968
J. Front Retailing Co. Ltd.	66,400	1,075,586
Japan Airlines Co. Ltd.	34,580	1,223,610
Japan Airport Terminal Co. Ltd.	11,600	501,359
Japan Exchange Group, Inc.	153,200	2,239,514
Japan Prime Realty Investment Corp.	235	763,904
Japan Real Estate Investment Corp.	373	1,718,142
Japan Retail Fund Investment Corp.	676	1,307,964
Japan Tobacco, Inc.	304,700	9,451,845
JFE Holdings, Inc.	114,700	1,506,464

Common Stocks	Shares	Value
Japan (continued)
JGC Corp.	58,000	$769,495
Joyo Bank Ltd.	151,000	795,492
JSR Corp.	47,900	690,474
JTEKT Corp.	58,700	821,858
JX Holdings, Inc.	611,260	2,207,210
Kajima Corp.	240,800	1,277,893
Kakaku.com, Inc.	42,300	686,970
Kamigumi Co. Ltd.	62,000	508,033
Kaneka Corp.	78,000	574,402
Kansai Electric Power Co., Inc. (b)	191,500	2,128,948
Kansai Paint Co. Ltd.	75,000	1,020,032
Kao Corp.	139,500	6,323,652
Kawasaki Heavy Industries Ltd.	396,000	1,367,126
KDDI Corp.	478,800	10,717,030
Keihan Electric Railway Co. Ltd.	142,000	947,110
Keikyu Corp.	118,000	939,259
Keio Corp.	169,000	1,201,500
Keisei Electric Railway Co. Ltd.	76,000	833,718
Keyence Corp.	12,392	5,533,995
Kikkoman Corp.	41,000	1,129,268
Kintetsu Corp.	501,000	1,799,513
Kirin Holdings Co. Ltd.	228,900	3,002,416
Kobe Steel Ltd.	861,000	933,560
Koito Manufacturing Co. Ltd.	29,000	947,615
Komatsu Ltd.	252,500	3,706,304
Konami Corp.	28,900	624,594
Konica Minolta, Inc.	120,600	1,270,492
Kose Corp.	8,500	775,789
Kubota Corp.	308,000	4,238,823
Kuraray Co. Ltd.	97,300	1,212,655
Kurita Water Industries Ltd.	30,000	636,937
Kyocera Corp.	87,900	4,025,817
Kyowa Hakko Kirin Co. Ltd.	65,000	968,996
Kyushu Electric Power Co., Inc. (b)	121,400	1,324,525
Lawson, Inc.	18,500	1,364,978
LIXIL Group Corp.	77,100	1,569,154
M3, Inc.	52,100	1,035,373
Mabuchi Motor Co. Ltd.	12,800	555,771
Makita Corp.	32,700	1,739,406
Marubeni Corp.	459,300	2,250,283
Marui Group Co. Ltd.	58,700	708,050
Maruichi Steel Tube Ltd.	7,300	165,244
Mazda Motor Corp.	146,980	2,322,474
McDonald’s Holdings Co. Japan Ltd.	8,100	181,809
Medipal Holdings Corp.	33,100	525,197
Meiji Holdings Co. Ltd.	34,586	2,536,210
Minebea Co. Ltd.	85,000	902,308
Miraca Holdings, Inc.	15,000	636,124
Mitsubishi Chemical Holdings Corp.	367,200	1,917,367
Mitsubishi Corp.	376,400	6,169,780
Mitsubishi Electric Corp.	528,000	4,836,762

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Estate Co. Ltd.	348,000	$7,108,771
Mitsubishi Gas Chemical Co., Inc.	96,000	443,144
Mitsubishi Heavy Industries Ltd.	829,200	3,708,381
Mitsubishi Logistics Corp.	35,000	405,860
Mitsubishi Materials Corp.	288,000	875,066
Mitsubishi Motors Corp.	185,000	1,414,937
Mitsubishi Tanabe Pharma Corp.	62,800	1,108,273
Mitsubishi UFJ Financial Group, Inc.	3,433,874	20,748,285
Mitsubishi UFJ Lease & Finance Co. Ltd.	137,800	607,070
Mitsui & Co. Ltd.	475,300	5,342,132
Mitsui Chemicals, Inc.	209,000	669,840
Mitsui Fudosan Co. Ltd.	262,000	7,181,780
Mitsui OSK Lines Ltd.	298,000	715,809
Mixi, Inc.	10,500	359,342
Mizuho Financial Group, Inc.	6,392,064	11,956,998
MS&AD Insurance Group Holdings, Inc.	131,170	3,519,271
Murata Manufacturing Co. Ltd.	55,300	7,143,350
Nabtesco Corp.	29,400	537,140
Nagoya Railroad Co. Ltd.	221,000	868,490
Namco Bandai Holdings, Inc.	51,200	1,188,286
NEC Corp.	720,000	2,216,742
Nexon Co. Ltd.	40,300	538,794
NGK Insulators Ltd.	74,000	1,416,019
NGK Spark Plug Co. Ltd.	50,200	1,152,382
NH Foods Ltd.	43,000	877,496
NHK Spring Co. Ltd.	42,700	414,039
Nidec Corp.	60,700	4,174,093
Nikon Corp.	83,800	1,013,426
Nintendo Co. Ltd.	29,300	4,938,564
Nippon Building Fund, Inc.	402	1,945,210
Nippon Electric Glass Co. Ltd.	101,500	490,264
Nippon Express Co. Ltd.	237,000	1,132,470
Nippon Paint Co. Ltd.	41,300	722,327
Nippon Prologis REIT, Inc.	420	762,084
Nippon Steel & Sumitomo Metal	205,827	3,750,723
Nippon Telegraph & Telephone Corp.	204,100	7,189,138
Nippon Yusen KK	454,000	1,052,115
Nissan Motor Co. Ltd.	689,500	6,339,675
Nisshin Seifun Group, Inc.	54,540	793,088
Nissin Foods Holdings Co. Ltd.	15,800	726,846
Nitori Holdings Co. Ltd.	21,600	1,691,371
Nitto Denko Corp.	45,710	2,737,695
NOK Corp.	23,500	508,439
Nomura Holdings, Inc.	985,300	5,719,041
Nomura Real Estate Holdings, Inc.	31,200	627,246
Nomura Real Estate Master Fund, Inc. (b)	964	1,227,851
Nomura Research Institute Ltd.	33,110	1,271,001
NSK Ltd.	131,600	1,275,603
NTT Data Corp.	36,000	1,814,996

Common Stocks	Shares	Value
Japan (continued)
NTT DoCoMo, Inc.	389,900	$6,576,461
NTT Urban Development Corp.	39,100	360,282
Obayashi Corp.	183,000	1,561,390
Odakyu Electric Railway Co. Ltd.	166,000	1,494,903
Oji Holdings Corp.	207,000	888,482
Olympus Corp.	77,900	2,430,347
Omron Corp.	55,900	1,682,713
Ono Pharmaceutical Co. Ltd.	22,400	2,655,865
Oracle Corp. Japan	10,700	451,850
Oriental Land Co. Ltd.	54,500	3,043,446
ORIX Corp.	360,500	4,650,210
Osaka Gas Co. Ltd.	507,000	1,922,249
Otsuka Corp.	14,400	701,620
Otsuka Holdings Co. Ltd.	102,100	3,260,212
Panasonic Corp.	611,700	6,190,480
Park24 Co. Ltd.	26,700	501,100
Rakuten, Inc.	247,600	3,164,933
Recruit Holdings Co. Ltd.	34,800	1,043,453
Resona Holdings, Inc.	599,156	3,052,846
Ricoh Co. Ltd.	181,000	1,826,818
Rinnai Corp.	9,000	686,663
Rohm Co. Ltd.	23,400	1,040,602
Ryohin Keikaku Co. Ltd.	6,700	1,364,178
Sankyo Co. Ltd.	6,800	241,918
Sanrio Co. Ltd.	14,500	396,096
Santen Pharmaceutical Co. Ltd.	103,000	1,382,837
SBI Holdings, Inc.	60,940	688,556
Secom Co. Ltd.	58,300	3,506,193
Sega Sammy Holdings, Inc.	43,932	428,720
Seibu Holdings, Inc.	35,200	713,333
Seiko Epson Corp.	73,100	1,034,076
Sekisui Chemical Co. Ltd.	103,000	1,084,127
Sekisui House Ltd.	155,200	2,431,040
Seven & I Holdings Co. Ltd.	209,100	9,541,886
Seven Bank Ltd.	146,500	634,063
Sharp Corp. (b)(c)	403,000	462,200
Shikoku Electric Power Co., Inc.	56,100	914,890
Shimadzu Corp.	71,000	1,025,046
Shimamura Co. Ltd.	6,100	657,058
Shimano, Inc.	21,900	3,076,856
Shimizu Corp.	163,000	1,399,548
Shin-Etsu Chemical Co. Ltd.	114,500	5,872,022
Shinsei Bank Ltd.	448,000	920,929
Shionogi & Co. Ltd.	82,800	2,967,978
Shiseido Co. Ltd.	98,800	2,154,500
Shizuoka Bank Ltd.	149,000	1,495,339
Showa Shell Sekiyu KK	48,300	380,739
SMC Corp.	14,800	3,240,585
Softbank Corp.	262,900	12,156,437
Sompo Japan Nipponkoa Holdings, Inc.	88,975	2,584,264
Sony Corp.	342,900	8,405,201
Sony Financial Holdings, Inc.	49,600	814,081
Stanley Electric Co. Ltd.	34,900	696,310

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	6

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Sumitomo Chemical Co. Ltd.	416,000	$2,103,597
Sumitomo Corp.	312,100	3,018,133
Sumitomo Dainippon Pharma Co. Ltd.	48,400	483,862
Sumitomo Electric Industries Ltd.	209,400	2,678,887
Sumitomo Heavy Industries Ltd.	155,000	614,202
Sumitomo Metal Mining Co. Ltd.	120,000	1,363,170
Sumitomo Mitsui Financial Group, Inc.	340,450	12,909,960
Sumitomo Mitsui Trust Holdings, Inc.	916,820	3,360,186
Sumitomo Realty & Development Co. Ltd.	97,000	3,087,261
Sumitomo Rubber Industries Ltd.	42,300	587,174
Suntory Beverage & Food Ltd.	34,100	1,310,090
Suruga Bank Ltd.	47,300	880,131
Suzuken Co. Ltd.	21,700	723,630
Suzuki Motor Corp.	104,200	3,204,143
Sysmex Corp.	39,800	2,101,907
T&D Holdings, Inc.	152,600	1,802,488
Taiheiyo Cement Corp.	301,000	901,907
Taisei Corp.	292,000	1,903,573
Taisho Pharmaceutical Holdings Co. Ltd.	6,800	390,924
Taiyo Nippon Sanso Corp.	40,900	388,555
Takashimaya Co. Ltd.	74,000	597,911
Takeda Pharmaceutical Co. Ltd.	218,700	9,594,858
TDK Corp.	30,300	1,713,702
Teijin Ltd.	254,000	771,521
Terumo Corp.	86,300	2,442,522
THK Co. Ltd.	33,000	525,641
Tobu Railway Co. Ltd.	288,000	1,237,159
Toho Co. Ltd.	29,100	663,291
Toho Gas Co. Ltd.	112,000	660,439
Tohoku Electric Power Co., Inc.	123,700	1,676,324
Tokio Marine Holdings, Inc.	185,500	6,930,275
Tokyo Electric Power Co., Inc. (b)	393,500	2,628,433
Tokyo Electron Ltd.	44,700	2,110,520
Tokyo Gas Co. Ltd.	634,000	3,066,856
Tokyo Tatemono Co. Ltd.	54,500	649,813
Tokyu Corp.	313,000	2,296,986
Tokyu Fudosan Holdings Corp.	141,500	941,474
TonenGeneral Sekiyu KK	70,000	678,365
Toppan Printing Co. Ltd.	148,000	1,192,211
Toray Industries, Inc.	404,700	3,498,732
Toshiba Corp. (b)	1,107,000	2,788,819
Toto Ltd.	44,500	1,386,782
Toyo Seikan Kaisha Ltd.	43,000	684,450
Toyo Suisan Kaisha Ltd.	25,300	959,175
Toyoda Gosei Co. Ltd.	17,900	351,821
Toyota Industries Corp.	47,300	2,250,005
Toyota Motor Corp.	747,000	43,735,293
Toyota Tsusho Corp.	58,900	1,241,508

Common Stocks	Shares	Value
Japan (continued)
Trend Micro, Inc.	29,800	$1,052,661
Unicharm Corp.	100,800	1,785,357
United Urban Investment Corp.	701	936,180
USS Co. Ltd.	60,000	997,923
West Japan Railway Co.	46,100	2,889,362
Yahoo! Japan Corp.	398,800	1,518,227
Yakult Honsha Co. Ltd.	24,500	1,220,403
Yamada Denki Co. Ltd.	191,000	770,019
Yamaguchi Financial Group, Inc.	55,000	674,189
Yamaha Corp.	50,200	1,111,838
Yamaha Motor Co. Ltd.	72,800	1,464,610
Yamato Holdings Co. Ltd.	93,200	1,784,425
Yamazaki Baking Co. Ltd.	30,000	462,263
Yaskawa Electric Corp.	63,300	645,972
Yokogawa Electric Corp.	58,700	614,416
Yokohama Rubber Co. Ltd.	31,500	555,569

		723,912,116

Luxembourg — 0.0%
RTL Group SA (b)	10,877	937,673

Netherlands — 4.1%
Aegon NV	491,067	2,815,847
Akzo Nobel NV	63,903	4,156,203
Altice NV Class A (b)	69,975	1,464,108
Altice NV Class B (b)	25,369	565,954
ASML Holding NV	95,002	8,350,946
CNH Industrial NV	266,002	1,733,897
Delta Lloyd NV	61,661	518,118
Gemalto NV	20,754	1,348,047
Heineken Holding NV	27,301	1,946,460
Heineken NV	60,799	4,922,810
ING Groep NV CVA	1,055,112	14,914,119
Koninklijke Ahold NV	241,152	4,704,400
Koninklijke Boskalis Westminster NV	22,091	966,979
Koninklijke DSM NV	50,004	2,307,765
Koninklijke KPN NV	836,458	3,137,059
Koninklijke Philips Electronics NV	257,102	6,048,799
Koninklijke Vopak NV	17,409	696,067
NN Group NV	46,568	1,336,838
OCI NV (b)	22,108	567,116
QIAGEN NV (b)	62,014	1,599,659
Randstad Holding NV	33,315	1,991,263
Reed Elsevier NV	293,351	4,792,467
Royal Dutch Shell PLC, Class A	1,069,640	25,251,017
Royal Dutch Shell PLC, Class B	666,430	15,757,899
TNT Express NV (b)	117,037	893,108
Unilever NV CVA	448,157	17,964,366
Wolters Kluwer NV	85,267	2,629,576

		133,380,887

New Zealand — 0.1%
Auckland International Airport Ltd.	168,568	527,701

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
New Zealand (continued)
Contact Energy Ltd.	127,542	$404,748
Fletcher Building Ltd.	129,793	565,900
Meridian Energy Ltd.	201,488	271,305
Mighty River Power Ltd.	60,644	97,691
Ryman Healthcare Ltd.	61,334	287,288
Spark New Zealand Ltd.	381,883	729,776

		2,884,409

Norway — 0.6%
DnB NOR ASA	271,720	3,536,263
Gjensidige Forsikring ASA	51,954	699,538
Norsk Hydro ASA	413,546	1,378,995
Orkla ASA	225,464	1,667,370
Seadrill Ltd. (b)(c)	98,134	573,126
Statoil ASA	296,749	4,326,328
Subsea 7 SA (b)	67,352	506,985
Telenor ASA	206,184	3,852,870
Yara International ASA	48,555	1,936,987

		18,478,462

Portugal — 0.1%
Banco Comercial Portugues SA (b)	11,308,691	552,650
EDP - Energias de Portugal SA	531,905	1,948,648
Galp Energia SGPS SA	113,713	1,122,098
Jeronimo Martins SGPS SA	82,009	1,106,819

		4,730,215

Singapore — 1.2%
Ascendas Real Estate Investment Trust	511,062	841,948
CapitaCommercial Trust	623,100	588,299
CapitaLand Ltd.	721,249	1,361,876
CapitaMall Trust	570,900	763,390
City Developments Ltd.	118,135	640,107
ComfortDelGro Corp. Ltd.	552,316	1,115,778
DBS Group Holdings Ltd.	462,807	5,282,633
Genting Singapore PLC	1,738,327	887,918
Global Logistic Properties Ltd.	822,300	1,182,226
Golden Agri-Resources Ltd.	2,240,451	520,768
Hutchison Port Holdings Trust	1,602,400	882,273
Jardine Cycle & Carriage Ltd.	33,356	633,770
Keppel Corp. Ltd.	386,477	1,848,311
Noble Group Ltd. (c)	1,259,840	368,635
Oversea-Chinese Banking Corp. Ltd.	809,098	5,010,160
SembCorp Industries Ltd.	327,290	798,778
SembCorp Marine Ltd. (c)	220,197	355,501
Singapore Airlines Ltd.	144,309	1,086,334
Singapore Exchange Ltd.	177,400	877,584
Singapore Press Holdings Ltd.	226,285	610,772
Singapore Technologies Engineering Ltd.	425,813	893,350
Singapore Telecommunications Ltd.	2,058,332	5,209,870

Common Stocks	Shares	Value
Singapore (continued)
StarHub Ltd.	107,657	$262,134
Suntec Real Estate Investment Trust	802,800	847,983
United Overseas Bank Ltd.	345,047	4,505,317
UOL Group Ltd.	148,899	630,421
Wilmar International Ltd.	558,570	1,010,687
Yangzijiang Shipbuilding Holdings Ltd.	582,383	465,675

		39,482,498

Spain — 3.4%
Abertis Infraestructuras SA	141,876	2,244,804
ACS Actividades de Construccion y Servicios SA	57,794	1,662,848
Aena SA (b)(d)	18,544	2,051,232
Amadeus IT Holding SA, Class A	126,430	5,416,911
Banco Bilbao Vizcaya Argentaria SA	1,783,593	15,081,757
Banco de Sabadell SA	1,486,092	2,735,236
Banco Popular Espanol SA	485,586	1,773,861
Banco Santander SA	4,033,213	21,446,237
Bankia SA	1,308,952	1,698,820
Bankinter SA	198,958	1,465,758
CaixaBank SA (b)	7,971	30,684
CaixaBank SA	757,315	2,922,667
Distribuidora Internacional de Alimentacion SA (b)	185,863	1,125,124
Enagas SA	13,781	395,177
Endesa SA	76,846	1,620,557
Ferrovial SA	125,238	2,995,713
Gas Natural SDG SA	108,425	2,115,601
Grifols SA	39,561	1,635,686
Iberdrola SA	1,534,687	10,225,952
Inditex SA	303,386	10,172,975
International Consolidated Airlines Group SA (b)	231,541	2,074,366
Mapfre SA	352,463	921,633
Red Electrica Corp. SA	7,322	607,987
Repsol SA	311,047	3,627,789
Telefonica SA	1,236,604	15,002,456
Zardoya Otis SA	66,790	721,770

		111,773,601

Sweden — 2.9%
Alfa Laval AB	81,358	1,331,900
Assa Abloy AB	265,550	4,762,845
Atlas Copco AB, B Shares	110,878	2,480,138
Atlas Copco AB, A Shares	174,562	4,198,044
Boliden AB	75,335	1,179,607
Electrolux AB, Class B	64,947	1,835,195
Getinge AB, Class B	56,831	1,268,443
Hennes & Mauritz AB, Class B	256,859	9,384,696
Hexagon AB, Class B	68,569	2,094,889
Husqvarna AB, Class B	119,187	781,668

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	8

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Sweden (continued)
ICA Gruppen AB	20,946	$709,109
Industrivarden AB, Class C	42,032	738,288
Investment AB Kinnevik, Class B	64,063	1,831,257
Investor AB, Class B	118,339	4,066,242
Lundin Petroleum AB (b)	42,634	550,232
Millicom International Cellular SA	17,970	1,123,796
Nordea Bank AB	833,740	9,301,627
Sandvik AB	289,685	2,467,641
Securitas AB, Class B	88,325	1,080,221
Skandinaviska Enskilda Banken AB, Class A	415,180	4,440,440
Skanska AB, Class B	110,394	2,167,332
SKF AB, Class B	111,448	2,048,243
Svenska Cellulosa AB, B Shares	162,860	4,557,168
Svenska Handelsbanken AB, A Shares	406,328	5,828,715
Swedbank AB, Class A	248,587	5,498,828
Swedish Match AB	55,921	1,690,410
Tele2 AB, Class B	81,802	797,782
Telefonaktiebolaget LM Ericsson, Class B	821,457	8,058,183
TeliaSonera AB	698,590	3,770,837
Volvo AB, Class B	421,849	4,040,953

		94,084,729

Switzerland — 9.7%
ABB Ltd., Registered Shares (b)	609,208	10,779,036
Actelion Ltd., Registered Shares (b)	26,544	3,373,636
Adecco SA, Registered Shares (b)	47,120	3,450,861
Aryzta AG (b)	24,274	1,028,813
Baloise Holding AG, Registered Shares	13,568	1,554,947
Barry Callebaut AG, Registered Shares (b)	616	670,746
Cie Financiere Richemont SA, Registered Shares	145,712	11,337,984
Coca-Cola HBC AG (b)	55,055	1,165,439
Credit Suisse Group AG, Registered Shares (b)	427,563	10,277,261
Dufry AG (b)	11,340	1,327,829
EMS-Chemie Holding AG, Registered Shares	2,028	834,320
Geberit AG, Registered Shares	10,298	3,150,319
Givaudan SA, Registered Shares (b)	2,476	4,028,857
Glencore PLC (b)	3,155,534	4,380,083
Holcim Ltd., Registered Shares (b)	122,659	6,429,786
Julius Baer Group Ltd. (b)	61,670	2,800,557
Kuehne & Nagel International AG, Registered Shares	13,598	1,748,520
Lindt & Spruengli AG (b)	281	1,647,541
Lindt & Spruengli AG, Registered Shares (b)	26	1,844,366

Common Stocks	Shares	Value
Switzerland (continued)
Lonza Group AG, Registered Shares (b)	14,520	$1,905,254
Nestle SA, Registered Shares	879,710	66,159,152
Novartis AG, Registered Shares	626,970	57,625,967
Pargesa Holding SA, Bearer Shares	7,631	447,836
Partners Group Holding AG	4,061	1,376,431
Roche Holding AG	193,448	51,354,942
Schindler Holding AG, Participation Certificates	12,180	1,749,618
Schindler Holding AG, Registered Shares	4,343	636,985
SGS SA, Registered Shares	1,556	2,718,946
Sika AG, Bearer Shares	549	1,693,428
Sonova Holding AG, Registered Shares	14,900	1,918,643
STMicroelectronics NV	183,025	1,250,388
Sulzer AG, Registered Shares	5,192	508,744
Swatch Group AG, Bearer Shares	8,824	3,272,559
Swatch Group AG, Registered Shares	13,126	946,908
Swiss Life Holding AG, Registered Shares (b)	9,376	2,091,459
Swiss Prime Site AG, Registered Shares (b)	16,088	1,175,453
Swiss Re AG	97,602	8,373,972
Swisscom AG, Registered Shares	7,067	3,526,906
Syngenta AG, Registered Shares	25,187	8,070,185
Transocean Ltd. (c)	99,638	1,285,278
UBS Group AG	997,014	18,432,911
Zurich Insurance Group AG (b)	41,496	10,187,524

		318,540,390

United Kingdom — 18.0%
3i Group PLC	242,721	1,714,552
Aberdeen Asset Management PLC	258,157	1,159,635
Admiral Group PLC	50,414	1,146,604
Aggreko PLC	71,476	1,030,411
AMEC PLC	103,200	1,121,033
Anglo American PLC	399,159	3,334,216
Antofagasta PLC	101,747	770,702
ARM Holdings PLC	389,614	5,597,667
Ashtead Group PLC	137,201	1,940,240
Associated British Foods PLC	96,353	4,876,343
AstraZeneca PLC	345,470	21,909,211
Aviva PLC	1,102,220	7,538,702
Babcock International Group PLC	68,352	945,596
BAE Systems PLC	863,127	5,850,786
Barclays PLC	4,638,083	17,164,551
Barratt Developments PLC	277,165	2,707,342
BG Group PLC	933,211	13,462,391
BHP Billiton PLC	556,778	8,475,062
BP PLC	5,019,084	25,463,662
British American Tobacco PLC	511,677	28,232,138

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
United Kingdom (continued)
British Land Co. PLC	259,391	$3,294,169
BT Group PLC	2,274,971	14,479,142
Bunzl PLC	89,602	2,404,395
Burberry Group PLC	130,174	2,698,330
Capita PLC	183,528	3,333,234
Carnival PLC	54,523	2,820,830
Centrica PLC	1,374,838	4,776,219
Cobham PLC	316,308	1,369,186
Compass Group PLC	450,516	7,196,038
Croda International PLC	35,132	1,441,596
Diageo PLC	688,009	18,484,668
Direct Line Insurance Group PLC	341,968	1,940,380
Dixons Carphone PLC	271,648	1,745,879
easyJet PLC	44,947	1,213,302
Fiat Chrysler Automobiles NV (b)	244,386	3,176,417
Fresnillo PLC	63,568	569,448
G4S PLC	421,410	1,473,184
GKN PLC	427,001	1,734,421
GlaxoSmithKline PLC	1,335,767	25,638,558
Hammerson PLC	216,095	2,040,511
Hargreaves Lansdown PLC	73,652	1,346,971
HSBC Holdings PLC	5,326,449	40,181,191
ICAP PLC	145,924	1,010,677
IMI PLC	75,968	1,091,595
Imperial Tobacco Group PLC	263,767	13,636,425
Inmarsat PLC	113,491	1,688,339
InterContinental Hotels Group PLC	69,707	2,414,956
Intertek Group PLC	44,920	1,657,662
Intu Properties PLC	266,365	1,329,492
Investec PLC	155,291	1,189,047
ITV PLC	1,088,356	4,055,704
J. Sainsbury PLC	364,838	1,442,879
Johnson Matthey PLC	56,591	2,098,157
Kingfisher PLC	644,290	3,499,937
Land Securities Group PLC	208,420	3,973,305
Legal & General Group PLC	1,594,855	5,750,675
Lloyds Banking Group PLC	15,638,028	17,803,276
London Stock Exchange Group PLC	79,827	2,925,997
Marks & Spencer Group PLC	452,060	3,431,485
Meggitt PLC	222,702	1,606,601
Melrose Industries PLC	276,807	1,107,350
Merlin Entertainments PLC (d)	222,998	1,256,501
Mondi PLC	99,965	2,095,183
National Grid PLC	1,020,890	14,218,073
Next PLC	39,395	4,539,960
Old Mutual PLC	1,353,895	3,880,069
Pearson PLC	221,925	3,793,348
Persimmon PLC (b)	85,406	2,599,446
Petrofac Ltd.	78,559	914,935
Prudential PLC	700,529	14,778,725
Randgold Resources Ltd.	25,559	1,506,067
Reckitt Benckiser Group PLC	175,780	15,940,746
Reed Elsevier PLC	313,844	5,382,874
Rexam PLC	196,009	1,556,249

Common Stocks	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	341,444	$11,456,523
Rolls-Royce Holdings PLC (b)	503,869	5,168,774
Royal Bank of Scotland Group PLC (b)	872,336	4,161,999
Royal Mail PLC	200,522	1,393,293
RSA Insurance Group PLC	273,151	1,665,257
SABMiller PLC	264,488	14,977,367
Sage Group PLC	290,467	2,197,549
Schroders PLC	31,664	1,345,469
Segro PLC	196,012	1,275,269
Severn Trent PLC	66,588	2,202,734
Sky PLC	287,065	4,541,663
Smith & Nephew PLC	247,562	4,325,209
Smiths Group PLC	115,696	1,762,834
Sports Direct International PLC (b)	63,794	731,889
SSE PLC	273,479	6,189,655
St. James’s Place PLC	134,004	1,724,650
Standard Chartered PLC	704,872	6,840,735
Standard Life PLC	532,888	3,129,736
Tate & Lyle PLC	125,348	1,116,939
Taylor Wimpey PLC	902,497	2,673,895
Tesco PLC (b)	2,249,822	6,249,089
Travis Perkins PLC	65,947	1,967,387
Tullow Oil PLC (b)	235,864	606,272
Unilever PLC	354,652	14,444,892
United Utilities Group PLC	191,640	2,686,025
Vodafone Group PLC	7,275,698	22,948,153
Weir Group PLC	59,739	1,059,855
Whitbread PLC	50,275	3,561,800
William Hill PLC	243,637	1,295,816
WM Morrison Supermarkets PLC	605,897	1,524,711
Wolseley PLC	71,024	4,154,474
WPP PLC	350,239	7,291,627

		588,646,188

Total Common Stocks - 97.9%		3,203,573,292

Rights
Spain — 0.0%
Banco Popular Espanol SA (Expires 09/25/15) (b)	485,586	12,480

Total Long-Term Investments (Cost — $3,311,702,774) — 97.9%		3,203,585,772

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	10

Schedule of Investments (continued)	Master International Index Series

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	10,270,232	$10,270,232

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (e)(f)(g)	3,682	3,682,312

Total Short-Term Securities (Cost — $13,952,544) — 0.4%		13,952,544

Value
Total Investments (Cost — $3,325,655,318*) — 98.3%	$3,217,538,316
Other Assets Less Liabilities — 1.7%	54,125,887

Net Assets — 100.0%	$3,271,664,203

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,370,490,905

Gross unrealized appreciation	$190,602,463
Gross unrealized depreciation	(343,555,052)

Net unrealized depreciation	$(152,952,589)

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity		Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,872,785	6,397,447	[1]	10,270,232	$8,227
BlackRock Liquidity Series, LLC, Money Market Series	$4,107,347	$(425,035)[2]		$3,682,312	$191,792	[3]

[1]	Represents net shares purchased.
[2]	Represents beneficial interest sold.
[3]	Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.
(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)	Master International Index Series

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
653	Euro Stoxx 50 Index	December 2015	$22,553,850	$222,024
202	FTSE 100 Index	December 2015	$18,391,055	139,399
204	Nikkei 225 Index	December 2015	$14,726,295	(118,697)
86	SPI 200 Index	December 2015	$7,555,991	(55,782)

Total				$186,944

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Series has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of period end, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2015	12

Schedule of Investments (continued)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$205,407,384	$9	$205,407,393
Austria	—	4,635,726	—	4,635,726
Belgium	—	41,864,942	—	41,864,942
Denmark	—	57,585,801	—	57,585,801
Finland	—	27,125,852	—	27,125,852
France	—	323,000,578	—	323,000,578
Germany	—	284,671,395	—	284,671,395
Hong Kong	$723,200	95,703,275	—	96,426,475
Ireland	—	28,684,400	—	28,684,400
Israel	—	18,739,249	—	18,739,249
Italy	—	78,580,313	—	78,580,313
Japan	—	723,912,116	—	723,912,116
Luxembourg	—	937,673	—	937,673
Netherlands	16,944,181	116,436,706	—	133,380,887
New Zealand	—	2,884,409	—	2,884,409
Norway	—	18,478,462	—	18,478,462
Portugal	—	4,730,215	—	4,730,215
Singapore	—	39,482,498	—	39,482,498
Spain	—	111,773,601	—	111,773,601
Sweden	—	94,084,729	—	94,084,729
Switzerland	—	318,540,390	—	318,540,390
United Kingdom	—	588,646,188	—	588,646,188
Rights	—	12,480	—	12,480
Short-Term Securities	10,270,232	3,682,312	—	13,952,544

Total	$27,937,613	$3,189,600,694	$9	$3,217,538,316

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$361,423	—	—	$361,423
Liabilities:
Equity contracts	(174,479)	—	—	(174,479)

Total	$186,944	—	—	$186,944

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2015	13

Schedule of Investments(concluded)	Master International Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$285,049,371	—	—	$285,049,371
Liabilities:
Collateral on securities loaned at value	—	$(3,682,312)	—	(3,682,312)
Foreign currency overdraft	—	(239,979,387)	—	(239,979,387)

Total	$285,049,371	$(243,661,699)	—	$41,387,672

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2015	14

State Street Equity 500 Index Portfolio

Portfolio of Investments

September 30, 2015 (Unaudited)

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2015 is provided below.

	Shares	Value
COMMON STOCKS – 98.5%
Consumer Discretionary – 12.9%
Advance Auto Parts, Inc.	11,500	$2,179,595
Amazon.com, Inc.(a)	59,802	30,612,046
AutoNation, Inc.(a)	12,469	725,446
AutoZone, Inc.(a)	4,988	3,610,464
Bed Bath & Beyond, Inc.(a)	25,130	1,432,913
Best Buy Co., Inc.	44,213	1,641,187
BorgWarner, Inc.	36,423	1,514,833
Cablevision Systems Corp. (Class A)	30,812	1,000,466
CarMax, Inc.(a)	32,197	1,909,926
Carnival Corp.	69,149	3,436,705
CBS Corp. (Class B)	72,993	2,912,421
Chipotle Mexican Grill, Inc.(a)	5,014	3,611,334
Coach, Inc.	45,800	1,324,994
Comcast Corp. (Class A)	395,665	22,505,425
D.R. Horton, Inc.	50,179	1,473,255
Darden Restaurants, Inc.	20,917	1,433,651
Delphi Automotive PLC	47,381	3,602,851
Discovery Communications, Inc. (Class A)(a)	21,597	562,170
Discovery Communications, Inc. (Class C)(a)	39,797	966,669
Dollar General Corp.	48,287	3,497,910
Dollar Tree, Inc.(a)	33,282	2,218,578
Expedia, Inc.	15,023	1,767,907
Ford Motor Co.	603,060	8,183,524
Fossil Group, Inc.(a)	7,617	425,638
GameStop Corp. (Class A)	16,878	695,542
Gap, Inc.	33,164	945,174
Garmin Ltd.	19,560	701,813
General Motors Co.	226,277	6,792,836
Genuine Parts Co.	24,420	2,024,174
Goodyear Tire & Rubber Co.	40,813	1,197,045
H&R Block, Inc.	45,551	1,648,946
Hanesbrands, Inc.	62,600	1,811,644
Harley-Davidson, Inc.	33,585	1,843,817
Harman International Industries, Inc.	10,405	998,776
Hasbro, Inc.	19,928	1,437,606
Home Depot, Inc.	203,310	23,480,272
Interpublic Group of Cos., Inc.	62,228	1,190,422
Johnson Controls, Inc.	102,206	4,227,240
Kohl’s Corp.	33,588	1,555,460
L Brands, Inc.	39,546	3,564,281
Leggett & Platt, Inc.	20,944	863,940
Lennar Corp. (Class A)	26,425	1,271,835
Lowe’s Cos., Inc.	144,712	9,973,551
Macy’s, Inc.	53,161	2,728,223
Marriott International, Inc. (Class A)	33,797	2,304,955
Mattel, Inc.	56,543	1,190,796
McDonald’s Corp.	149,715	14,751,419
Michael Kors Holdings, Ltd.(a)	33,686	1,422,897
Mohawk Industries, Inc.(a)	9,669	1,757,728
Netflix, Inc.(a)	67,396	6,959,311
Newell Rubbermaid, Inc.	41,451	1,646,019
News Corp. (Class A)(a)	49,414	623,605
NIKE, Inc. (Class B)	105,451	12,967,309
Nordstrom, Inc.	23,856	1,710,714
O’Reilly Automotive, Inc.(a)	15,320	3,830,000

	Shares	Value
Omnicom Group, Inc.	38,550	$2,540,445
Priceline Group, Inc.(a)	8,108	10,028,461
PulteGroup, Inc.	47,343	893,362
PVH Corp.	12,451	1,269,255
Ralph Lauren Corp.	9,236	1,091,326
Ross Stores, Inc.	67,544	3,273,858
Royal Caribbean Cruises, Ltd.	25,100	2,236,159
Scripps Networks Interactive, Inc. (Class A)	15,263	750,787
Signet Jewelers, Ltd.	12,600	1,715,238
Staples, Inc.	95,234	1,117,095
Starbucks Corp.	235,092	13,362,629
Starwood Hotels & Resorts Worldwide, Inc.	25,244	1,678,221
Target Corp.	99,044	7,790,801
TEGNA, Inc.	34,252	766,902
Tiffany & Co.	18,581	1,434,825
Time Warner Cable, Inc.	44,474	7,977,301
Time Warner, Inc.	130,780	8,991,125
TJX Cos., Inc.	104,075	7,433,036
Tractor Supply Co.	22,674	1,911,872
TripAdvisor, Inc.(a)	19,015	1,198,325
Twenty-First Century Fox, Inc. (Class A)	268,009	7,230,883
Twenty-First Century Fox, Inc. (Class B)	14,400	382,458
Under Armour, Inc. (Class A)(a)	28,276	2,736,551
Urban Outfitters, Inc.(a)	15,839	465,350
V.F. Corp.	53,528	3,651,145
Viacom, Inc. (Class B)	57,541	2,482,894
Walt Disney Co.	245,593	25,099,605
Whirlpool Corp.	12,459	1,834,712
Wyndham Worldwide Corp.	19,646	1,412,547
Wynn Resorts, Ltd.	11,859	629,950
Yum! Brands, Inc.	67,990	5,435,800

		349,490,176

Consumer Staples – 9.8%
Altria Group, Inc.	309,070	16,813,408
Archer-Daniels-Midland Co.	94,592	3,920,838
Brown-Forman Corp. (Class B)	15,261	1,478,791
Campbell Soup Co.	30,583	1,549,946
Clorox Co.	19,379	2,238,856
Coca-Cola Co.	614,722	24,662,647
Coca-Cola Enterprises, Inc.	35,313	1,707,384
Colgate-Palmolive Co.	139,279	8,838,645
ConAgra Foods, Inc.	66,051	2,675,726
Constellation Brands, Inc. (Class A)	27,076	3,390,186
Costco Wholesale Corp.	68,834	9,951,331
CVS Health Corp.	173,927	16,780,477
Dr. Pepper Snapple Group, Inc.	31,703	2,506,122
Estee Lauder Cos., Inc. (Class A)	36,263	2,925,699
General Mills, Inc.	94,522	5,305,520
Hershey Co.	23,615	2,169,746
Hormel Foods Corp.	23,349	1,478,225
J.M. Smucker Co.	14,855	1,694,807
Kellogg Co.	40,207	2,675,776
Keurig Green Mountain, Inc.	18,089	943,160
Kimberly-Clark Corp.	57,473	6,266,856
Kraft Heinz Co.	90,751	6,405,206
Kroger Co.	153,910	5,551,534

See Notes to Portfolio of Investments.

1

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
McCormick & Co., Inc.	20,261	$1,665,049
Mead Johnson Nutrition Co.	30,568	2,151,987
Molson Coors Brewing Co. (Class B)	23,509	1,951,717
Mondelez International, Inc. (Class A)	255,994	10,718,469
Monster Beverage Corp.(a)	23,647	3,195,656
PepsiCo, Inc.	231,738	21,852,893
Philip Morris International, Inc.	245,087	19,442,752
Procter & Gamble Co.	425,161	30,586,082
Reynolds American, Inc.	131,692	5,830,005
Sysco Corp.	83,435	3,251,462
Tyson Foods, Inc. (Class A)	44,691	1,926,182
Wal-Mart Stores, Inc.	248,299	16,099,707
Walgreens Boots Alliance, Inc.	137,213	11,402,400
Whole Foods Market, Inc.	55,587	1,759,329

		263,764,576

Energy – 6.8%
Anadarko Petroleum Corp.	81,044	4,894,247
Apache Corp.	60,570	2,371,921
Baker Hughes, Inc.	69,094	3,595,652
Cabot Oil & Gas Corp.	65,622	1,434,497
Cameron International Corp.(a)	30,467	1,868,236
Chesapeake Energy Corp.(a)	78,594	576,094
Chevron Corp.	294,834	23,256,506
Cimarex Energy Co.	13,242	1,357,040
Columbia Pipeline Group, Inc.	47,478	868,373
ConocoPhillips	191,303	9,174,892
CONSOL Energy, Inc.	32,173	315,295
Devon Energy Corp.	59,550	2,208,710
Diamond Offshore Drilling, Inc.	9,954	172,204
Ensco PLC (Class A)	32,889	463,077
EOG Resources, Inc.	86,263	6,279,946
EQT Corp.	22,243	1,440,679
Exxon Mobil Corp.	656,372	48,801,258
FMC Technologies, Inc.(a)	39,709	1,230,979
Halliburton Co.	130,167	4,601,403
Helmerich & Payne, Inc.	18,874	891,985
Hess Corp.	38,344	1,919,501
Kinder Morgan, Inc.	282,076	7,807,864
Marathon Oil Corp.	109,289	1,683,051
Marathon Petroleum Corp.	87,602	4,058,601
Murphy Oil Corp.	24,962	604,080
National Oilwell Varco, Inc.	57,941	2,181,479
Newfield Exploration Co.(a)	29,185	960,187
Noble Energy, Inc.	62,595	1,889,117
Occidental Petroleum Corp.	121,135	8,013,080
ONEOK, Inc.	31,504	1,014,429
Phillips 66	73,592	5,654,809
Pioneer Natural Resources Co.	23,524	2,861,459
Range Resources Corp.	24,841	797,893
Schlumberger, Ltd.	197,072	13,592,056
Southwestern Energy Co.(a)	63,944	811,449
Spectra Energy Corp.	104,141	2,735,784
Tesoro Corp.	20,049	1,949,565
Transocean, Ltd.	47,690	616,155
Valero Energy Corp.	75,886	4,560,749
Williams Cos., Inc.	108,410	3,994,908

		183,509,210

	Shares	Value
Financials – 16.1%
ACE, Ltd.	52,067	$5,383,728
Affiliated Managers Group, Inc.(a)	8,476	1,449,311
Aflac, Inc.	69,737	4,053,812
Allstate Corp.	63,967	3,725,438
American Express Co.	132,052	9,789,015
American International Group, Inc.	201,032	11,422,638
American Tower Corp. REIT	66,982	5,893,076
Ameriprise Financial, Inc.	29,963	3,269,862
Aon PLC	45,682	4,047,882
Apartment Investment & Management Co. (Class A) REIT	27,165	1,005,648
Assurant, Inc.	10,846	856,942
AvalonBay Communities, Inc. REIT	21,029	3,676,290
Bank of America Corp.	1,655,566	25,793,718
Bank of New York Mellon Corp.	170,491	6,674,723
BB&T Corp.	116,439	4,145,228
Berkshire Hathaway, Inc. (Class B)(a)	293,419	38,261,838
BlackRock, Inc.	20,118	5,984,501
Boston Properties, Inc. REIT	24,821	2,938,806
Capital One Financial Corp.	84,268	6,111,115
CBRE Group, Inc.(a)	42,908	1,373,056
Charles Schwab Corp.	181,489	5,183,326
Chubb Corp.	35,896	4,402,644
Cincinnati Financial Corp.	23,305	1,253,809
Citigroup, Inc.	475,093	23,569,364
CME Group, Inc.	52,992	4,914,478
Comerica, Inc.	25,917	1,065,189
Crown Castle International Corp. REIT	51,842	4,088,779
Discover Financial Services	65,777	3,419,746
E*TRADE Financial Corp.(a)	43,889	1,155,597
Equity Residential REIT	56,238	4,224,599
Essex Property Trust, Inc. REIT	9,555	2,134,778
Fifth Third Bancorp	136,554	2,582,236
Franklin Resources, Inc.	62,651	2,334,376
General Growth Properties, Inc. REIT	86,542	2,247,496
Genworth Financial, Inc. (Class A)(a)	71,189	328,893
Goldman Sachs Group, Inc.	63,688	11,066,427
Hartford Financial Services Group, Inc.	63,130	2,890,091
HCP, Inc. REIT	69,777	2,599,193
Host Hotels & Resorts, Inc. REIT	113,659	1,796,949
Hudson City Bancorp, Inc.	66,376	675,044
Huntington Bancshares, Inc.	122,865	1,302,369
Intercontinental Exchange, Inc.	17,525	4,118,200
Invesco Ltd.	65,489	2,045,222
Iron Mountain, Inc. REIT	33,274	1,032,160
JPMorgan Chase & Co.	582,072	35,488,930
KeyCorp	128,679	1,674,114
Kimco Realty Corp. REIT	64,016	1,563,911
Legg Mason, Inc.	15,615	649,740
Leucadia National Corp.	47,809	968,610
Lincoln National Corp.	40,310	1,913,113
Loews Corp.	48,012	1,735,154
M&T Bank Corp.	21,534	2,626,071

See Notes to Portfolio of Investments.

2

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Macerich Co. REIT	20,945	$1,608,995
Marsh & McLennan Cos., Inc.	82,934	4,330,814
McGraw Hill Financial, Inc.	43,298	3,745,277
MetLife, Inc.	175,626	8,280,766
Moody’s Corp.	26,634	2,615,459
Morgan Stanley	239,155	7,533,383
Nasdaq, Inc.	21,225	1,131,929
Navient Corp.	59,941	673,737
Northern Trust Corp.	35,310	2,406,730
People’s United Financial, Inc.	49,334	776,024
Plum Creek Timber Co., Inc. REIT	27,186	1,074,119
PNC Financial Services Group, Inc.	82,842	7,389,506
Principal Financial Group, Inc.	45,626	2,159,935
Progressive Corp.	85,852	2,630,505
ProLogis, Inc. REIT	80,147	3,117,718
Prudential Financial, Inc.	73,437	5,596,634
Public Storage, Inc. REIT	22,852	4,836,169
Realty Income Corp. REIT	35,500	1,682,345
Regions Financial Corp.	213,143	1,920,418
Simon Property Group, Inc. REIT	48,935	8,990,338
State Street Corp.(b)	66,647	4,479,345
SunTrust Banks, Inc.	78,882	3,016,448
T. Rowe Price Group, Inc.	41,420	2,878,690
Torchmark Corp.	19,384	1,093,258
Travelers Cos., Inc.	47,598	4,737,429
U.S. Bancorp	257,130	10,544,901
Unum Group	43,424	1,393,042
Ventas, Inc. REIT	51,003	2,859,228
Vornado Realty Trust REIT	27,746	2,508,793
Wells Fargo & Co.	735,046	37,744,612
Welltower, Inc. REIT(a)	55,581	3,763,945
Weyerhaeuser Co. REIT	81,681	2,233,159
XL Group PLC	48,220	1,751,350
Zions Bancorporation	31,258	860,845

		435,273,081

Health Care – 14.4%
Abbott Laboratories	233,759	9,401,787
AbbVie, Inc.	258,063	14,041,208
Aetna, Inc.	55,415	6,062,955
Agilent Technologies, Inc.	52,075	1,787,735
Alexion Pharmaceuticals, Inc.(a)	35,227	5,509,151
Allergan PLC(a)	61,526	16,723,382
AmerisourceBergen Corp.	33,552	3,187,104
Amgen, Inc.	119,991	16,597,155
Anthem, Inc.	42,119	5,896,660
Baxalta, Inc.	86,645	2,730,184
Baxter International, Inc.	86,645	2,846,288
Becton Dickinson and Co.	33,504	4,444,641
Biogen, Inc.(a)	37,347	10,898,228
Boston Scientific Corp.(a)	208,377	3,419,467
Bristol-Myers Squibb Co.	261,112	15,457,830
C.R. Bard, Inc.	11,162	2,079,592
Cardinal Health, Inc.	52,424	4,027,212
Celgene Corp.(a)	125,265	13,549,915
Cerner Corp.(a)	47,263	2,833,889
CIGNA Corp.	39,511	5,334,775
DaVita HealthCare Partners, Inc.(a)	26,572	1,921,953

	Shares	Value
DENTSPLY International, Inc.	20,166	$1,019,795
Edwards Lifesciences Corp.(a)	16,445	2,337,986
Eli Lilly & Co.	152,857	12,792,602
Endo International PLC(a)	31,900	2,210,032
Express Scripts Holding Co.(a)	106,747	8,642,237
Gilead Sciences, Inc.	229,446	22,529,303
HCA Holdings, Inc.(a)	50,200	3,883,472
Henry Schein, Inc.(a)	13,100	1,738,632
Humana, Inc.	22,717	4,066,343
Intuitive Surgical, Inc.(a)	5,452	2,505,630
Johnson & Johnson	437,341	40,825,782
Laboratory Corp. of America Holdings(a)	16,747	1,816,547
Mallinckrodt PLC(a)	17,700	1,131,738
McKesson Corp.	36,031	6,666,816
Medtronic PLC	220,304	14,747,150
Merck & Co., Inc.	445,198	21,988,329
Mylan NV(a)	64,807	2,609,130
Patterson Cos., Inc.	11,159	482,627
PerkinElmer, Inc.	16,632	764,407
Perrigo Co. PLC	22,414	3,525,050
Pfizer, Inc.	965,148	30,315,299
Quest Diagnostics, Inc.	22,158	1,362,052
Regeneron Pharmaceuticals, Inc.(a)	12,158	5,655,172
St. Jude Medical, Inc.	44,053	2,779,304
Stryker Corp.	48,295	4,544,559
Tenet Healthcare Corp.(a)	13,452	496,648
Thermo Fisher Scientific, Inc.	62,512	7,643,967
UnitedHealth Group, Inc.	148,722	17,253,239
Universal Health Services, Inc.	13,300	1,659,973
Varian Medical Systems, Inc.(a)	15,631	1,153,255
Vertex Pharmaceuticals, Inc.(a)	38,748	4,035,217
Waters Corp.(a)	14,215	1,680,355
Zimmer Biomet Holdings, Inc.	25,727	2,416,537
Zoetis, Inc.	76,228	3,139,069

		389,169,365

Industrials – 10.0%
3M Co.	99,043	14,041,326
ADT Corp.	25,056	749,174
Allegion PLC	17,437	1,005,417
American Airlines Group, Inc.	102,500	3,980,075
AMETEK, Inc.	37,101	1,941,124
Boeing Co.	99,424	13,019,573
C.H. Robinson Worldwide, Inc.	22,382	1,517,052
Caterpillar, Inc.	93,855	6,134,363
Cintas Corp.	15,222	1,305,286
CSX Corp.	155,859	4,192,607
Cummins, Inc.	26,444	2,871,290
Danaher Corp.	91,878	7,828,924
Deere & Co.	47,254	3,496,796
Delta Air Lines, Inc.	122,066	5,477,101
Dover Corp.	27,945	1,597,895
Dun & Bradstreet Corp.	6,145	645,225
Eaton Corp. PLC	76,199	3,909,009
Emerson Electric Co.	102,369	4,521,639
Equifax, Inc.	20,295	1,972,268
Expeditors International of Washington, Inc.	29,444	1,385,340
Fastenal Co.	44,042	1,612,378
FedEx Corp.	41,950	6,039,961
Flowserve Corp.	23,555	969,053

See Notes to Portfolio of Investments.

3

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Fluor Corp.	22,556	$955,247
General Dynamics Corp.	48,689	6,716,648
General Electric Co.	1,586,963	40,023,207
Honeywell International, Inc.	123,603	11,703,968
Illinois Tool Works, Inc.	51,671	4,253,040
Ingersoll-Rand PLC	41,116	2,087,459
Jacobs Engineering Group, Inc.(a)	20,157	754,476
JB Hunt Transport Services, Inc.	14,500	1,035,300
Joy Global, Inc.	14,887	222,263
Kansas City Southern	16,704	1,518,060
L-3 Communications Holdings, Inc.	12,465	1,302,842
Lockheed Martin Corp.	42,749	8,862,295
Masco Corp.	54,139	1,363,220
Nielsen Holdings PLC	61,375	2,729,346
Norfolk Southern Corp.	49,768	3,802,275
Northrop Grumman Corp.	28,686	4,760,442
PACCAR, Inc.	54,235	2,829,440
Parker-Hannifin Corp.	20,514	1,996,012
Pentair PLC	28,991	1,479,701
Pitney Bowes, Inc.	30,921	613,782
Precision Castparts Corp.	21,978	5,048,566
Quanta Services, Inc.(a)	30,293	733,394
Raytheon Co.	47,736	5,215,635
Republic Services, Inc.	41,114	1,693,897
Robert Half International, Inc.	20,374	1,042,334
Rockwell Automation, Inc.	21,779	2,209,915
Rockwell Collins, Inc.	22,300	1,825,032
Roper Technologies, Inc.	16,535	2,591,034
Ryder System, Inc.	9,755	722,260
Snap-on, Inc.	8,872	1,339,140
Southwest Airlines Co.	105,927	4,029,463
Stanley Black & Decker, Inc.	24,950	2,419,651
Stericycle, Inc.(a)	14,104	1,964,828
Textron, Inc.	44,906	1,690,262
Tyco International PLC	67,336	2,253,063
Union Pacific Corp.	134,838	11,921,028
United Continental Holdings, Inc.(a)	60,100	3,188,305
United Parcel Service, Inc. (Class B)	109,455	10,802,114
United Rentals, Inc.(a)	15,200	912,760
United Technologies Corp.	128,827	11,464,315
W.W. Grainger, Inc.	9,412	2,023,674
Waste Management, Inc.	68,204	3,397,241
Xylem, Inc.	32,634	1,072,027

		268,781,837

Information Technology – 20.2%
Accenture PLC (Class A)	99,282	9,755,449
Activision Blizzard, Inc.	79,200	2,446,488
Adobe Systems, Inc.(a)	78,113	6,422,451
Akamai Technologies, Inc.(a)	27,734	1,915,310
Alliance Data Systems Corp.(a)	10,204	2,642,632
Alphabet, Inc., Class A(a)	45,523	29,060,518
Alphabet, Inc., Class C(a)	46,245	28,136,383
Altera Corp.	44,454	2,226,256
Amphenol Corp. (Class A)	49,980	2,546,981
Analog Devices, Inc.	50,818	2,866,643
Apple, Inc.	895,864	98,813,799

	Shares	Value
Applied Materials, Inc.	190,653	$2,800,693
Autodesk, Inc.(a)	34,170	1,508,264
Automatic Data Processing, Inc.	71,465	5,742,927
Avago Technologies, Ltd.	41,718	5,215,167
Broadcom Corp. (Class A)	87,635	4,507,068
CA, Inc.	54,159	1,478,541
Cisco Systems, Inc.	803,029	21,079,511
Citrix Systems, Inc.(a)	25,678	1,778,972
Cognizant Technology Solutions Corp. (Class A)(a)	93,627	5,861,986
Computer Sciences Corp.	22,732	1,395,290
Corning, Inc.	203,350	3,481,352
eBay, Inc.(a)	170,458	4,165,994
Electronic Arts, Inc.(a)	50,121	3,395,698
EMC Corp.	305,674	7,385,084
Equinix, Inc. REIT	8,800	2,405,920
F5 Networks, Inc.(a)	10,559	1,222,732
Facebook, Inc. (Class A)(a)	353,707	31,798,259
Fidelity National Information Services, Inc.	44,886	3,010,953
First Solar, Inc.(a)	11,749	502,270
Fiserv, Inc.(a)	35,642	3,086,954
FLIR Systems, Inc.	20,339	569,289
Harris Corp.	21,298	1,557,949
Hewlett-Packard Co.	289,363	7,410,586
Intel Corp.	741,920	22,361,469
International Business Machines Corp.	140,747	20,404,093
Intuit, Inc.	42,026	3,729,807
Juniper Networks, Inc.	58,444	1,502,595
KLA-Tencor Corp.	26,573	1,328,650
Lam Research Corp.	24,281	1,586,278
Linear Technology Corp.	35,021	1,413,097
Mastercard, Inc. (Class A)	155,349	14,000,052
Microchip Technology, Inc.	34,006	1,465,319
Micron Technology, Inc.(a)	173,328	2,596,453
Microsoft Corp.	1,255,077	55,549,708
Motorola Solutions, Inc.	26,728	1,827,661
NetApp, Inc.	49,643	1,469,433
NVIDIA Corp.	87,012	2,144,846
Oracle Corp.	507,070	18,315,368
Paychex, Inc.	49,131	2,340,110
PayPal Holdings, Inc.(a)	170,458	5,291,016
Qorvo, Inc.(a)	23,300	1,049,665
QUALCOMM, Inc.	244,685	13,146,925
Red Hat, Inc.(a)	28,130	2,021,984
Salesforce.com, Inc.(a)	97,405	6,762,829
SanDisk Corp.	33,206	1,804,082
Seagate Technology PLC	49,776	2,229,965
Skyworks Solutions, Inc.	29,700	2,501,037
SL Green Realty Corp. REIT	15,400	1,665,664
Symantec Corp.	108,203	2,106,712
TE Connectivity, Ltd.	64,849	3,883,807
Teradata Corp.(a)	21,913	634,600
Texas Instruments, Inc.	163,806	8,111,673
Total System Services, Inc.	22,999	1,044,845
VeriSign, Inc.(a)	13,720	968,083
Visa, Inc. (Class A)	304,440	21,207,290
Western Digital Corp.	33,647	2,672,918
Western Union Co.	89,340	1,640,282
Xerox Corp.	161,592	1,572,290

See Notes to Portfolio of Investments.

4

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Information Technology – (continued)
Xilinx, Inc.	39,642	$1,680,821
Yahoo!, Inc.(a)	137,637	3,979,086

		546,204,882

Materials – 2.8%
Air Products & Chemicals, Inc.	29,807	3,802,777
Airgas, Inc.	10,040	896,873
Alcoa, Inc.	221,689	2,141,516
Avery Dennison Corp.	13,318	753,399
Ball Corp.	21,658	1,347,127
C.F. Industries Holdings, Inc.	40,030	1,797,347
Dow Chemical Co.	181,790	7,707,896
E.I. du Pont de Nemours & Co.	142,594	6,873,031
Eastman Chemical Co.	25,372	1,642,076
Ecolab, Inc.	41,565	4,560,512
FMC Corp.	22,922	777,285
Freeport-McMoRan, Inc.	157,964	1,530,671
International Flavors & Fragrances, Inc.	13,780	1,422,923
International Paper Co.	66,808	2,524,674
LyondellBasell Industries NV (Class A)	56,952	4,747,519
Martin Marietta Materials, Inc.	10,555	1,603,832
Monsanto Co.	75,094	6,408,522
Mosaic Co.	47,516	1,478,223
Newmont Mining Corp.	73,573	1,182,318
Nucor Corp.	53,006	1,990,375
Owens-Illinois, Inc.(a)	22,763	471,649
PPG Industries, Inc.	42,888	3,760,849
Praxair, Inc.	45,000	4,583,700
Sealed Air Corp.	32,469	1,522,147
Sherwin-Williams Co.	11,887	2,648,186
Sigma-Aldrich Corp.	19,661	2,731,306
Vulcan Materials Co.	22,290	1,988,268
WestRock Co.	41,048	2,111,509

		75,006,510

Telecommunication Services – 2.4%
AT&T, Inc.	967,318	31,515,220
CenturyLink, Inc.	86,173	2,164,666
Frontier Communications Corp.	143,538	681,806
Level 3 Communications, Inc.(a)	49,300	2,153,917
Verizon Communications, Inc.	639,051	27,805,109

		64,320,718

Utilities – 3.1%
AES Corp.	98,059	959,998
AGL Resources, Inc.	18,002	1,098,842
Ameren Corp.	36,056	1,524,087
American Electric Power Co., Inc.	75,043	4,266,945
CenterPoint Energy, Inc.	65,335	1,178,643
CMS Energy Corp.	42,001	1,483,475
Consolidated Edison, Inc.	47,100	3,148,635
Dominion Resources, Inc.	91,268	6,423,442
DTE Energy Co.	29,539	2,374,050
Duke Energy Corp.	110,491	7,948,723
Edison International	49,505	3,122,280
Entergy Corp.	27,000	1,757,700
Eversource Energy	51,243	2,593,921
Exelon Corp.	131,659	3,910,272

	Shares	Value
FirstEnergy Corp.	68,129	$2,133,119
NextEra Energy, Inc.	72,257	7,048,670
NiSource, Inc.	47,478	880,717
NRG Energy, Inc.	51,498	764,745
Pepco Holdings, Inc.	35,659	863,661
PG&E Corp.	77,112	4,071,514
Pinnacle West Capital Corp.	18,956	1,215,838
PPL Corp.	105,756	3,478,315
Public Service Enterprise Group, Inc.	76,936	3,243,622
SCANA Corp.	23,801	1,339,044
Sempra Energy	35,624	3,445,553
Southern Co.	139,484	6,234,935
TECO Energy, Inc.	42,650	1,119,989
WEC Energy Group, Inc.	45,587	2,380,553
Xcel Energy, Inc.	80,800	2,861,128

		82,872,416

TOTAL COMMON STOCKS (Cost $1,392,474,041)		2,658,392,771

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.3%
U.S. Treasury Bill(c)(d)(e) 0.01% due 10/01/2015	$3,860,000	3,860,000
U.S. Treasury Bill(c)(d)(e) 0.01% due 10/01/2015	3,860,000	3,859,654

TOTAL U.S. GOVERNMENT SECURITIES (Cost $7,719,654)		7,719,654

	Shares
SHORT TERM INVESTMENT – 1.2%
MONEY MARKET FUND – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (Cost $31,282,867)	31,282,867	31,282,867

TOTAL INVESTMENTS(g) — 100.0% (Cost $1,431,476,562)(h)		2,697,395,292
Other Liabilities in Excess of Assets – (0.0)%(i)		(256,935)

NET ASSETS – 100.0%		$2,697,138,357

(a)	Non-income producing security.

(b)	Affiliated issuer. See table that follows for more information.

(c)	Securities are valued in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.

(d)	Rate represents annualized yield at date of purchase.

(e)	All or part of this security has been designated as collateral for futures contracts.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

See Notes to Portfolio of Investments.

5

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2015 was $1,305,717,989 and $39,799,259, respectively, resulting in net unrealized appreciation of investments of $1,265,918,730.

(i)	Amount represents less than 0.05% of net assets

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

6

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

Security Valuation – The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Portfolio’s procedures to stabilize net asset value.

•	Exchange traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

7

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended September 30, 2015.

The following table summarizes the value of each of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2015. The breakdown of the Portfolio’s investments into major categories is disclosed in its schedule of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets: Investments:
Common Stocks	$2,658,392,771	$–	$–	$2,658,392,771
U.S. Government Securities	–	7,719,654	–	7,719,654
Short Term Investment	31,282,867	–	–	31,282,867

Total Investments	2,689,675,638	7,719,654	–	2,697,395,292
Liabilities:
Other Financial Instruments:
Futures contracts	(940,398)	–	–	(940,398)

Total Investments and Other Financial Instruments	$2,688,735,240	$7,719,654	$–	$2,696,454,894

Derivatives

Futures—The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum intital margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as part of unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when a contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2015	425	$40,559,875	$(940,398)

Total unrealized depreciation on open futures contracts purchased			$(940,398)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

8

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA Funds Management, Inc. The Portfolio invested in an affiliated company, State Street Corp. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Amounts relating to these investments at September 30, 2015 and for the period then ended are:

Security Description	Number of shares held at 12/31/14	Shares purchased for the nine months ended 9/30/15	Shares sold for the nine months ended 9/30/15	Number of shares held at 9/30/15	Value at 9/30/15	Income earned for the nine months ended 9/30/15	Realized gain/loss on shares sold
State Street Corp.	62,947	3,700	–	66,647	$4,479,345	$65,314	$–
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	233,280,226	324,396,415	–	–	45,868	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	34,117,348	2,834,481	31,282,867	31,282,867	172	–

9

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2015 is provided below.

Schedule of Investments September 30, 2015 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.3%
Constant Contact, Inc. (a)	15,439	$374,241
Harte-Hanks, Inc.	23,707	83,686
Marchex, Inc., Class B	15,196	61,240
Marin Software, Inc. (a)	15,012	46,987
Marketo, Inc. (a)	16,723	475,268
MDC Partners, Inc., Class A	20,993	386,901
National CineMedia, Inc.	30,047	403,231
QuinStreet, Inc. (a)	16,739	92,901
Sizmek, Inc. (a)	10,511	62,961
TubeMogul, Inc. (a)(b)	7,683	80,825
Viad Corp.	9,729	282,044

		2,350,285

Aerospace — 1.2%
AAR Corp.	16,975	322,016
Aerojet Rocketdyne Holdings, Inc. (a)	30,189	488,458
Aerovironment, Inc. (a)	9,633	193,045
Astronics Corp. (a)	9,249	373,937
Cubic Corp.	10,374	435,086
Curtiss-Wright Corp.	22,754	1,420,305
Ducommun, Inc. (a)	5,339	107,154
Esterline Technologies Corp. (a)	14,088	1,012,786
HEICO Corp.	9,237	451,504
HEICO Corp., Class A	19,010	863,244
Kaman Corp.	13,103	469,742
KLX, Inc. (a)	25,349	905,973
Kratos Defense & Security Solutions, Inc. (a)	21,144	89,228
Moog, Inc., Class A (a)	18,467	998,511
Teledyne Technologies, Inc. (a)	16,959	1,531,398

		9,662,387

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,896	76,959
Andersons, Inc.	13,572	462,262
Arcadia Biosciences, Inc. (a)	3,831	11,684
Cal-Maine Foods, Inc.	14,937	815,710
Calavo Growers, Inc.	7,065	315,382
Fresh Del Monte Produce, Inc.	15,993	631,883
Limoneira Co. (b)	5,616	93,956
Sanderson Farms, Inc. (b)	10,802	740,693
Seaboard Corp. (a)	126	387,954

		3,536,483

Air Transport — 0.5%
Air Transport Services Group, Inc. (a)	24,952	213,340
Allegiant Travel Co.	6,409	1,385,946
Atlas Air Worldwide Holdings, Inc. (a)	12,062	416,863
Bristow Group, Inc.	16,686	436,506
Era Group, Inc. (a)	9,855	147,529

Common Stocks	Shares	Value
Air Transport (continued)
Hawaiian Holdings, Inc. (a)	22,971	$566,924
PHI, Inc. (a)	6,013	113,526
Republic Airways Holdings, Inc. (a)	23,887	138,067
SkyWest, Inc.	24,702	412,029
Virgin America, Inc. (a)	12,097	414,080

		4,244,810

Alternative Energy — 0.2%
Abengoa Yield PLC	23,396	387,204
Ameresco, Inc., Class A (a)	9,130	53,684
EnerNOC, Inc. (a)	12,764	100,836
Green Brick Partners, Inc. (a)	10,355	112,145
Green Plains Renewable Energy, Inc.	18,219	354,542
REX American Resources Corp. (a)	2,618	132,523
Solazyme, Inc. (a)(b)	38,354	99,720
TerraForm Global, Inc., Class A (a)	19,125	127,373
Vivint Solar, Inc. (a)(b)	9,703	101,687

		1,469,714

Aluminum — 0.1%
Century Aluminum Co. (a)	23,622	108,661
Kaiser Aluminum Corp.	8,239	661,180

		769,841

Asset Management & Custodian — 0.5%
Arlington Asset Investment Corp.	8,623	121,153
Ashford, Inc. (a)	521	33,057
Calamos Asset Management, Inc., Class A	8,176	77,509
CIFC Corp.	3,012	21,536
Cohen & Steers, Inc.	9,661	265,195
Cowen Group, Inc., Class A (a)	53,667	244,722
Diamond Hill Investment Group, Inc.	1,439	267,712
Fifth Street Asset Management, Inc.	2,951	22,044
Financial Engines, Inc.	24,855	732,477
GAMCO Investors, Inc., Class A	3,061	168,049
KCG Holdings, Inc., Class A (a)	16,599	182,091
Medley Management, Inc.	2,720	18,006
OM Asset Management PLC	12,250	188,895
Oppenheimer Holdings, Inc., Class A	5,115	102,351
Pzena Investment Management, Inc., Class A	6,495	57,806
RCS Capital Corp., Class A (a)(b)	21,582	17,481
Resource America, Inc., Class A	7,253	48,232
Virtus Investment Partners, Inc.	3,294	331,047
Westwood Holdings Group, Inc.	3,789	205,932
WisdomTree Investments, Inc.	54,894	885,440

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Asset Management & Custodian (continued)
ZAIS Group Holdings, Inc. (a)(b)	1,748	$16,466

		4,007,201

Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	36,651	730,821
Dana Holding Corp.	78,363	1,244,405
Dorman Products, Inc. (a)	12,815	652,155
Federal-Mogul Corp. (a)	13,976	95,456
Fenix Parts, Inc. (a)	6,914	46,186
Fox Factory Holding Corp. (a)	8,005	134,964
Gentherm, Inc. (a)	17,228	773,882
Horizon Global Corp. (a)	8,315	73,338
Meritor, Inc. (a)	47,043	500,067
Metaldyne Performance Group, Inc.	5,723	120,240
Remy International, Inc.	13,665	399,701
Standard Motor Products, Inc.	9,513	331,814
Stoneridge, Inc. (a)	13,380	165,109
Superior Industries International, Inc.	11,219	209,571
Tenneco, Inc. (a)	29,072	1,301,554
Tower International, Inc. (a)	10,019	238,051

		7,017,314

Auto Services — 0.1%
Cooper Tire & Rubber Co.	27,248	1,076,568

Back Office Support, HR & Consulting — 1.9%
6D Global Technologies, Inc. (a)(b)	10,585	30,802
Advisory Board Co. (a)	20,468	932,113
Angie’s List, Inc. (a)	20,767	104,666
Arrowhead Research Corp. (a)(b)	28,709	165,364
Barrett Business Services, Inc.	3,350	143,816
CBIZ, Inc. (a)	24,209	237,732
CDI Corp.	6,488	55,472
CEB, Inc.	16,006	1,093,850
Convergys Corp.	47,600	1,100,036
CRA International, Inc. (a)	4,421	95,405
DHI Group, Inc. (a)	21,614	157,998
ExlService Holdings, Inc. (a)	16,108	594,868
Forrester Research, Inc.	4,912	154,433
FTI Consulting, Inc. (a)	19,850	823,973
GP Strategies Corp. (a)	6,347	144,839
Hackett Group, Inc.	11,757	161,659
Heidrick & Struggles International, Inc.	8,806	171,277
Huron Consulting Group, Inc. (a)	11,221	701,649
ICF International, Inc. (a)	9,498	288,644
Insperity, Inc.	9,302	408,637
Kelly Services, Inc., Class A	14,245	201,424
Kforce, Inc.	11,809	310,341
Korn/Ferry International	24,235	801,451
Liquidity Services, Inc. (a)	11,312	83,596

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (continued)
MAXIMUS, Inc.	31,634	$1,884,121
Monster Worldwide, Inc. (a)	43,702	280,567
Navigant Consulting, Inc. (a)	23,421	372,628
NV5 Holdings, Inc. (a)	2,656	49,295
On Assignment, Inc. (a)	24,552	905,969
Patriot National, Inc. (a)	4,060	64,270
Paylocity Holding Corp. (a)	7,339	220,097
PFSweb, Inc. (a)	5,908	84,012
Resources Connection, Inc.	18,217	274,530
RPX Corp. (a)	26,303	360,877
ServiceSource International, Inc. (a)	27,947	111,788
Sykes Enterprises, Inc. (a)	18,935	482,843
TeleTech Holdings, Inc.	7,819	209,471
TriNet Group, Inc. (a)	19,791	332,489
TrueBlue, Inc. (a)	20,169	453,197
Volt Information Sciences, Inc. (a)	4,600	41,860
WageWorks, Inc. (a)	17,189	774,880

		15,866,939

Banks: Diversified — 8.6%
1st Source Corp.	7,664	236,051
Access National Corp.	3,461	70,501
Ambac Financial Group, Inc. (a)	21,873	316,502
American National Bankshares, Inc.	4,096	96,051
Ameris Bancorp	15,499	445,596
Ames National Corp.	4,471	102,520
Anchor BanCorp Wisconsin, Inc. (a)	3,726	158,690
Arrow Financial Corp.	5,310	141,777
Bancfirst Corp.	3,510	221,481
Banco Latinoamericano de Comercio Exterior SA	14,497	335,606
Bancorp, Inc. (a)	16,047	122,278
BancorpSouth, Inc.	46,357	1,101,906
Bank of Marin Bancorp	2,812	134,948
Bank of the Ozarks, Inc.	37,271	1,630,979
Banner Corp.	10,023	478,799
Bar Harbor Bankshares	2,926	93,603
BBCN Bancorp, Inc.	38,115	572,487
BBX Capital Corp., Class A (a)	1,008	16,229
Beneficial Bancorp, Inc. (a)	39,700	526,422
BNC Bancorp	13,546	301,128
Boston Private Financial Holdings, Inc.	39,848	466,222
Bridge Bancorp, Inc.	7,228	193,060
Bryn Mawr Bank Corp.	8,455	262,697
Camden National Corp.	3,566	144,066
Capital City Bank Group, Inc.	5,224	77,942
Capitol Federal Financial, Inc.	67,617	819,518
Cardinal Financial Corp.	15,411	354,607
Cascade Bancorp (a)	14,705	79,554
Cathay General Bancorp	37,892	1,135,244

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	2

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
Centerstate Banks, Inc.	21,861	$321,357
Central Pacific Financial Corp.	11,153	233,878
Century Bancorp, Inc., Class A	1,822	74,265
Charter Financial Corp.	7,662	97,154
Chemical Financial Corp.	16,088	520,447
Citizens & Northern Corp.	5,648	110,249
City Holding Co.	7,272	358,510
CNB Financial Corp.	6,890	125,191
CoBiz Financial, Inc.	17,112	222,627
Columbia Banking System, Inc.	27,623	862,114
Community Bank System, Inc.	19,554	726,822
Community Trust Bancorp, Inc.	7,399	262,738
CommunityOne Bancorp (a)	5,794	62,981
ConnectOne Bancorp, Inc.	14,355	277,051
CU Bancorp (a)	8,264	185,609
Customers Bancorp, Inc. (a)	13,015	334,485
CVB Financial Corp.	50,862	849,395
Eagle Bancorp, Inc. (a)	14,387	654,608
Enterprise Bancorp, Inc.	3,668	76,918
Enterprise Financial Services Corp.	9,086	228,695
EverBank Financial Corp.	46,135	890,405
Farmers Capital Bank Corp. (a)	3,735	92,815
Fidelity Southern Corp.	8,562	181,001
Financial Institutions, Inc.	6,798	168,454
First Bancorp, Inc.	5,200	99,320
First Bancorp, North Carolina	9,490	161,330
First BanCorp, Puerto Rico (a)	54,439	193,803
First Busey Corp.	11,645	231,386
First Business Financial Services, Inc.	4,320	101,606
First Citizens BancShares, Inc., Class A	3,668	828,968
First Commonwealth Financial Corp.	42,783	388,897
First Community Bancshares, Inc.	8,002	143,236
First Connecticut Bancorp, Inc.	7,679	123,785
First Financial Bancorp	29,535	563,528
First Financial Bankshares, Inc.	30,712	976,027
First Financial Corp.	5,265	170,323
First Interstate Bancsystem, Inc.	9,259	257,771
First Merchants Corp.	18,136	475,526
First Midwest Bancorp, Inc.	37,309	654,400
First NBC Bank Holding Co. (a)	7,327	256,738
First of Long Island Corp.	5,970	161,369
FirstMerit Corp.	78,452	1,386,247
Flagstar Bancorp, Inc. (a)	9,843	202,372
FNB Corp.	82,802	1,072,286
Franklin Financial Network, Inc. (a)	2,785	62,245
Fulton Financial Corp.	84,769	1,025,705
German American Bancorp, Inc.	6,415	187,767
Glacier Bancorp, Inc.	36,161	954,289
Great Western Bancorp, Inc.	19,854	503,696
Guaranty Bancorp	7,015	115,537

Common Stocks	Shares	Value
Banks: Diversified (continued)
Hampton Roads Bankshares, Inc. (a)	14,489	$27,529
Hancock Holding Co.	37,324	1,009,614
Hanmi Financial Corp.	15,195	382,914
Heartland Financial USA, Inc.	8,577	311,259
Heritage Commerce Corp.	10,892	123,515
Heritage Oaks Bancorp	11,173	88,937
Home BancShares, Inc.	27,160	1,099,980
Horizon Bancorp	5,529	131,314
Iberiabank Corp.	18,304	1,065,476
Independent Bank Corp./MA	12,515	576,941
Independent Bank Corp./MI	11,209	165,445
Independent Bank Group, Inc.	4,724	181,543
International Bancshares Corp.	25,889	648,002
Janus Capital Group, Inc.	69,816	949,498
Lakeland Bancorp, Inc.	18,438	204,846
Lakeland Financial Corp.	7,935	358,265
Live Oak Bancshares, Inc.	1,488	29,224
MainSource Financial Group, Inc.	10,208	207,835
MB Financial, Inc.	35,596	1,161,853
Mercantile Bank Corp.	8,105	168,422
Merchants Bancshares, Inc.	2,424	71,266
Metro Bancorp, Inc.	5,697	167,435
National Bank Holdings Corp., Class A	16,637	341,558
National Bankshares, Inc.	3,394	105,587
National Commerce Corp. (a)(b)	2,914	69,878
National Penn Bancshares, Inc.	67,324	791,057
NBT Bancorp, Inc.	21,027	566,467
NewBridge Bancorp	17,541	149,625
OFG Bancorp	21,746	189,843
Old National Bancorp	56,088	781,306
Old Second Bancorp, Inc. (a)	12,064	75,159
Opus Bank	5,104	195,177
Pacific Continental Corp.	9,289	123,637
Pacific Premier Bancorp, Inc. (a)	9,892	201,005
Park National Corp.	6,246	563,514
Park Sterling Corp.	21,621	147,023
Peapack Gladstone Financial Corp.	7,456	157,844
Penns Woods Bancorp, Inc.	2,257	92,356
People’s Utah Bancorp	487	7,943
Peoples Bancorp, Inc.	8,874	184,490
Peoples Financial Services Corp.	3,574	124,840
Pinnacle Financial Partners, Inc.	17,202	849,951
Preferred Bank	5,590	176,644
PrivateBancorp, Inc.	37,463	1,435,957
Prosperity Bancshares, Inc.	33,271	1,633,939
Provident Financial Services, Inc.	31,545	615,127
QCR Holdings, Inc.	5,787	126,562
Renasant Corp.	19,234	631,837
Republic Bancorp, Inc., Class A	4,664	114,501
S&T Bancorp, Inc.	16,616	542,014
Sandy Spring Bancorp, Inc.	11,795	308,793

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
Seacoast Banking Corp. of Florida (a)	11,247	$165,106
ServisFirst Bancshares, Inc.	10,759	446,821
Sierra Bancorp	5,797	92,520
Simmons First National Corp., Class A	14,289	684,872
South State Corp.	11,493	883,467
Southside Bancshares, Inc.	12,133	334,264
Southwest Bancorp, Inc.	9,165	150,398
Square 1 Financial, Inc. (a)	8,295	212,974
State Bank Financial Corp.	17,084	353,297
Stock Yards Bancorp, Inc.	6,996	254,305
Stonegate Bank	5,466	173,873
Suffolk Bancorp	5,652	154,413
Talmer Bancorp, Inc., Class A	23,845	397,019
Texas Capital Bancshares, Inc. (a)	21,830	1,144,329
Tompkins Financial Corp.	7,213	384,886
TowneBank	21,841	411,703
Trico Bancshares	10,777	264,791
Tristate Capital Holdings, Inc. (a)	10,248	127,793
Triumph Bancorp, Inc. (a)	6,998	117,566
TrustCo Bank Corp. NY	45,048	263,080
Trustmark Corp.	32,317	748,785
UMB Financial Corp.	18,836	957,057
Umpqua Holdings Corp.	104,595	1,704,898
Union Bankshares Corp.	21,573	517,752
United Bankshares, Inc.	32,989	1,253,252
United Community Banks, Inc.	25,387	518,910
United Community Financial Corp.	24,251	121,255
Univest Corp. of Pennsylvania	9,495	182,494
Valley National Bancorp	111,823	1,100,338
Washington Trust Bancorp, Inc.	7,060	271,457
Webster Financial Corp.	43,344	1,544,347
WesBanco, Inc.	18,384	578,177
West BanCorp., Inc.	7,750	145,313
Westamerica BanCorp	12,189	541,679
Western Alliance Bancorp (a)	41,153	1,263,809
Wilshire Bancorp, Inc.	33,821	355,459
Wintrust Financial Corp.	22,511	1,202,763
Yadkin Financial Corp.	11,924	256,247

		70,568,606

Banks: Savings, Thrift & Mortgage Lending — 1.6%
Apollo Residential Mortgage, Inc.	15,631	197,888
Astoria Financial Corp.	43,385	698,499
Banc of California, Inc.	17,949	220,234
Bank Mutual Corp.	21,869	167,954
BankFinancial Corp.	8,320	103,418
Bear State Financial, Inc. (a)(b)	6,070	54,023
Berkshire Hills Bancorp, Inc.	14,244	392,280
BofI Holding, Inc. (a)	7,362	948,447
Brookline Bancorp, Inc.	33,732	342,043
BSB Bancorp, Inc. (a)	3,899	82,425

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (continued)
Clifton Bancorp, Inc.	12,813	$177,844
Dime Community Bancshares, Inc.	14,809	250,272
First Defiance Financial Corp.	4,438	162,253
Flushing Financial Corp.	14,062	281,521
Fox Chase Bancorp, Inc.	5,729	99,455
Great Southern Bancorp, Inc.	5,103	220,960
Heritage Financial Corp.	14,368	270,406
Hingham Institution for Savings	614	71,242
HomeStreet, Inc. (a)	10,533	243,312
Investors Bancorp, Inc.	166,323	2,052,426
Kearny Financial Corp.	44,990	516,035
Ladder Capital Corp.	19,300	276,376
LegacyTexas Financial Group, Inc.	22,840	696,163
Meridian Bancorp, Inc.	26,514	362,446
Northfield Bancorp, Inc.	22,509	342,362
Northwest Bancshares, Inc.	48,768	633,984
OceanFirst Financial Corp.	6,277	108,090
Ocwen Financial Corp. (a)	51,746	347,216
Oritani Financial Corp.	21,057	328,910
Sterling Bancorp	57,754	858,802
Territorial Bancorp, Inc.	3,876	100,931
United Financial Bancorp, Inc.	23,760	310,068
Washington Federal, Inc.	44,772	1,018,563
Waterstone Financial, Inc.	13,306	179,365
WSFS Financial Corp.	13,570	390,952

		13,507,165

Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	4,380	922,472
Castle Brands, Inc. (a)	31,699	41,843
Craft Brew Alliance, Inc. (a)	4,619	36,813

		1,001,128

Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	2,243	433,751
Farmer Bros Co. (a)	3,540	96,465
National Beverage Corp. (a)	5,441	167,202

		697,418

Biotechnology — 4.9%
Acceleron Pharma, Inc. (a)	10,394	258,811
Acorda Therapeutics, Inc. (a)	20,554	544,887
Aduro Biotech, Inc. (a)	3,779	73,199
Advaxis, Inc. (a)(b)	14,874	152,161
Aegerion Pharmaceuticals, Inc. (a)	12,300	167,280
Affimed NV (a)	7,751	47,824
Agenus, Inc. (a)	36,356	167,238
Aimmune Therapeutics, Inc. (a)	5,292	133,993
Akebia Therapeutics, Inc. (a)	11,693	112,954
Albany Molecular Research, Inc. (a)	11,831	206,096
Alder Biopharmaceuticals, Inc. (a)	11,215	367,403

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	4

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
Alimera Sciences, Inc. (a)	15,224	$33,645
AMAG Pharmaceuticals, Inc. (a)	8,505	337,904
Amicus Therapeutics, Inc. (a)	55,629	778,250
ANI Pharmaceuticals, Inc. (a)	3,853	152,232
Anthera Pharmaceuticals, Inc. (a)	18,752	114,200
Applied Genetic Technologies Corp. (a)	4,222	55,477
Ardelyx, Inc. (a)	7,952	137,411
Arena Pharmaceuticals, Inc. (a)	116,044	221,644
Ariad Pharmaceuticals, Inc. (a)	80,470	469,945
Array BioPharma, Inc. (a)	67,696	308,694
Assembly Biosciences, Inc. (a)	6,922	66,174
Asterias Biotherapeutics, Inc. (a)(b)	5,229	20,236
Atara Biotherapeutics, Inc. (a)	8,058	253,344
aTyr Pharma, Inc. (a)	3,061	31,406
Avalanche Biotechnologies, Inc. (a)(b)	9,611	79,195
Axovant Sciences Ltd. (a)	6,189	79,962
Bellicum Pharmaceuticals, Inc. (a)	3,783	54,967
BioCryst Pharmaceuticals, Inc. (a)	34,717	395,774
BioDelivery Sciences International, Inc. (a)(b)	22,241	123,660
BioTelemetry, Inc. (a)	13,298	162,768
Biotime, Inc. (a)(b)	24,790	74,370
Blueprint Medicines Corp. (a)	4,448	94,920
Calithera Biosciences, Inc. (a)(b)	5,615	30,489
Carbylan Therapeutics, Inc. (a)	6,127	21,873
Catabasis Pharmaceuticals, Inc. (a)	1,020	8,252
Catalyst Pharmaceutical Partners, Inc. (a)	36,478	109,434
Celldex Therapeutics, Inc. (a)	47,204	497,530
Cellular Biomedicine Group, Inc. (a)(b)	4,870	82,449
Cepheid, Inc. (a)	34,332	1,551,806
ChemoCentryx, Inc. (a)	13,406	81,106
Chiasma, Inc. (a)	2,999	59,620
Cidara Therapeutics, Inc. (a)	2,410	30,655
Clovis Oncology, Inc. (a)	13,252	1,218,654
Coherus Biosciences, Inc. (a)	11,249	225,430
Collegium Pharmaceutical, Inc. (a)	3,407	75,329
Corium International, Inc. (a)	5,000	46,750
CTI BioPharma Corp. (a)	80,579	117,645
Curis, Inc. (a)	52,007	105,054
Cytokinetics, Inc. (a)	16,384	109,609
CytRx Corp. (a)(b)	32,453	76,914
Dermira, Inc. (a)	7,536	175,890
Dyax Corp. (a)	69,467	1,326,125
Dynavax Technologies Corp. (a)	17,554	430,775
Emergent Biosolutions, Inc. (a)	14,596	415,840
Epizyme, Inc. (a)	13,830	177,854
Exact Sciences Corp. (a)	46,016	827,828
Exelixis, Inc. (a)(b)	108,173	606,851
Fibrocell Science, Inc. (a)	12,130	46,701

Common Stocks	Shares	Value
Biotechnology (continued)
FibroGen, Inc. (a)	22,936	$502,757
Five Prime Therapeutics, Inc. (a)	10,442	160,702
Flex Pharma, Inc. (a)	2,873	34,505
Foundation Medicine, Inc. (a)	5,658	104,390
Galena Biopharma, Inc. (a)(b)	76,673	121,143
GenMark Diagnostics, Inc. (a)	20,803	163,720
Genocea Biosciences, Inc. (a)	10,116	69,295
Genomic Health, Inc. (a)	8,674	183,542
Geron Corp. (a)	74,822	206,509
Global Blood Therapeutics, Inc. (a)	3,291	138,749
Halozyme Therapeutics, Inc. (a)	50,905	683,654
Harvard Bioscience, Inc. (a)	15,284	57,774
Heron Therapeutics, Inc. (a)	14,040	342,576
Idera Pharmaceuticals, Inc. (a)	40,364	135,219
IGI Laboratories, Inc. (a)(b)	20,313	132,847
Ignyta, Inc. (a)	10,299	90,425
Immunogen, Inc. (a)	41,295	396,432
Immunomedics, Inc. (a)	46,657	80,250
INC Research Holdings, Inc., Class A (a)	6,171	246,840
Inovio Pharmaceuticals, Inc. (a)(b)	34,366	198,635
Insmed, Inc. (a)	29,517	548,131
Insys Therapeutics, Inc. (a)	11,295	321,456
Invitae Corp. (a)	3,830	27,653
Karyopharm Therapeutics, Inc. (a)(b)	10,964	115,451
Keryx Biopharmaceuticals, Inc. (a)(b)	49,264	173,409
Lexicon Pharmaceuticals, Inc. (a)	20,090	215,767
Ligand Pharmaceuticals, Inc., Class B (a)	8,450	723,742
Lion Biotechnologies, Inc. (a)	21,561	124,191
Loxo Oncology, Inc. (a)	3,866	67,578
MacroGenics, Inc. (a)	15,094	323,313
MannKind Corp. (a)(b)	118,151	379,265
Medgenics, Inc. (a)	8,118	63,483
Merrimack Pharmaceuticals, Inc. (a)(b)	52,861	449,847
Mirati Therapeutics, Inc. (a)	5,191	178,674
Momenta Pharmaceuticals, Inc. (a)	29,318	481,108
Myriad Genetics, Inc. (a)(b)	33,337	1,249,471
NantKwest, Inc. (a)	2,513	28,799
Natera, Inc. (a)	3,905	42,369
Nektar Therapeutics (a)	63,071	691,258
Neos Therapeutics, Inc. (a)	2,175	45,697
Neurocrine Biosciences, Inc. (a)	40,808	1,623,750
NewLink Genetics Corp. (a)	10,000	358,400
Nivalis Therapeutics, Inc. (a)	1,459	18,923
Northwest Biotherapeutics, Inc. (a)(b)	22,706	141,912
Novavax, Inc. (a)	128,717	910,029
Ocata Therapeutics, Inc. (a)(b)	20,482	85,615
Omeros Corp. (a)(b)	17,936	196,579

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
OncoMed Pharmaceuticals, Inc. (a)	8,064	$133,782
Oncothyreon, Inc. (a)	45,711	125,248
Ophthotech Corp. (a)	11,364	460,469
Orexigen Therapeutics, Inc. (a)	49,201	103,814
Organovo Holdings, Inc. (a)(b)	42,048	112,689
Osiris Therapeutics, Inc. (a)	9,176	169,481
Pacific Biosciences of California, Inc. (a)	28,873	105,675
PDL BioPharma, Inc.	79,534	400,056
Peregrine Pharmaceuticals, Inc. (a)	93,504	95,374
Pfenex, Inc. (a)	7,904	118,639
PRA Health Sciences, Inc. (a)	9,576	371,836
Progenics Pharmaceuticals, Inc. (a)	32,984	188,668
Proteon Therapeutics, Inc. (a)(b)	3,720	51,745
Prothena Corp. PLC (a)	15,032	681,551
PTC Therapeutics, Inc. (a)	16,247	433,795
RadNet, Inc. (a)	17,047	94,611
Raptor Pharmaceutical Corp. (a)	38,642	233,784
Regulus Therapeutics, Inc. (a)	13,333	87,198
Repligen Corp. (a)	15,777	439,389
Retrophin, Inc. (a)	16,805	340,469
Rigel Pharmaceuticals, Inc. (a)	43,553	107,576
Rockwell Medical, Inc. (a)(b)	24,116	185,934
RTI Surgical, Inc. (a)	28,265	160,545
Sage Therapeutics, Inc. (a)	6,615	279,947
Sangamo Biosciences, Inc. (a)	32,897	185,539
Sarepta Therapeutics, Inc. (a)	19,925	639,792
Sequenom, Inc. (a)(b)	57,494	100,614
Seres Therapeutics, Inc. (a)	3,828	113,462
Sorrento Therapeutics, Inc. (a)	13,746	115,329
Spark Therapeutics, Inc. (a)	3,897	162,622
Stemline Therapeutics, Inc. (a)	7,911	69,854
Sucampo Pharmaceuticals, Inc., Class A (a)	11,966	237,764
Synergy Pharmaceuticals, Inc. (a)(b)	48,064	254,739
Synta Pharmaceuticals Corp. (a)	41,501	72,212
TESARO, Inc. (a)	11,161	447,556
Theravance, Inc. (b)	40,779	292,793
Threshold Pharmaceuticals, Inc. (a)	30,379	123,643
Tobira Therapeutics, Inc. (a)(b)	1,239	11,969
Tokai Pharmaceuticals, Inc. (a)(b)	4,736	49,018
Trevena, Inc. (a)	13,849	143,337
Trovagene, Inc. (a)(b)	13,842	78,761
Vanda Pharmaceuticals, Inc. (a)	19,829	223,671
Veracyte, Inc. (a)	6,891	32,319
Verastem, Inc. (a)	15,095	27,020
Versartis, Inc. (a)	10,603	122,253
Vitae Pharmaceuticals, Inc. (a)	5,627	61,953
Vital Therapies, Inc. (a)(b)	8,750	35,350
vTv Therapeutics, Inc., Class A (a)	1,525	9,943
West Pharmaceutical Services, Inc.	34,576	1,871,253
Wright Medical Group, Inc. (a)	24,802	521,338

Common Stocks	Shares	Value
Biotechnology (continued)
XBiotech, Inc. (a)(b)	2,031	$30,343
Xencor Inc. (a)	13,493	165,019
XOMA Corp. (a)	46,399	34,878
ZIOPHARM Oncology, Inc. (a)(b)	55,022	495,748

		40,582,688

Building Materials — 0.8%
Builders FirstSource, Inc. (a)	24,484	310,457
Continental Building Products, Inc. (a)	15,315	314,570
Gibraltar Industries, Inc. (a)	14,620	268,277
Griffon Corp.	16,345	257,761
Headwaters, Inc. (a)	35,629	669,825
Louisiana-Pacific Corp. (a)	68,584	976,636
LSI Industries, Inc.	10,435	88,071
Masonite International Corp. (a)	14,413	873,140
NCI Building Systems, Inc. (a)	12,933	136,702
Patrick Industries, Inc. (a)	6,143	242,587
PGT, Inc. (a)	23,114	283,840
Quanex Building Products Corp.	16,320	296,534
Simpson Manufacturing Co., Inc.	20,222	677,235
Stock Building Supply Holdings, Inc. (a)	7,155	126,000
Summit Materials, Inc., Class A (a)	12,382	232,410
Trex Co., Inc. (a)	15,494	516,415

		6,270,460

Building: Climate Control — 0.1%
AAON, Inc.	19,627	380,371
Comfort Systems USA, Inc.	18,013	491,034
Nortek, Inc. (a)	4,647	294,202

		1,165,607

Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	23,502	763,580

Casinos & Gambling — 0.4%
Boyd Gaming Corp. (a)	38,933	634,608
Caesars Acquisition Co., Class A (a)	23,241	165,011
Caesars Entertainment Corp. (a)	26,827	158,011
Eldorado Resorts, Inc. (a)	14,395	129,843
Empire Resorts, Inc. (a)(b)	7,240	30,480
Isle of Capri Casinos, Inc. (a)	10,860	189,398
Monarch Casino & Resort, Inc. (a)	5,276	94,810
Penn National Gaming, Inc. (a)	38,906	652,843
Pinnacle Entertainment, Inc. (a)	23,194	784,885
Scientific Games Corp., Class A (a)(b)	24,077	251,605

		3,091,494

Cement — 0.0%
US Concrete, Inc. (a)	7,074	338,066

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	6

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Chemicals: Diversified — 0.9%
Aceto Corp.	13,958	$383,147
American Vanguard Corp.	14,217	164,349
Axiall Corp.	33,718	529,035
Chemtura Corp. (a)	32,452	928,776
Hawkins, Inc.	5,138	197,813
Innophos Holdings, Inc.	9,399	372,576
KMG Chemicals, Inc.	4,535	87,480
Landec Corp. (a)	13,136	153,297
LSB Industries, Inc. (a)	9,384	143,763
Olin Corp.	37,297	626,963
OM Group, Inc.	14,540	478,221
OMNOVA Solutions, Inc. (a)	22,645	125,453
PolyOne Corp.	42,226	1,238,911
Rayonier Advanced Materials, Inc.	19,569	119,762
Sensient Technologies Corp.	22,323	1,368,400
Tronox Ltd., Class A	31,088	135,855
Univar, Inc. (a)	18,015	326,972

		7,380,773

Chemicals: Specialty — 0.4%
Balchem Corp.	14,925	906,992
Calgon Carbon Corp.	25,326	394,579
FutureFuel Corp.	11,913	117,700
Innospec, Inc.	11,623	540,586
Kraton Performance Polymers, Inc. (a)	15,066	269,681
Quaker Chemical Corp.	6,390	492,541
Stepan Co.	9,252	384,976
Valhi, Inc.	8,132	15,370

		3,122,425

Coal — 0.1%
Cloud Peak Energy, Inc. (a)	29,469	77,504
Hallador Energy Co.	5,037	35,007
Peabody Energy Corp. (b)	132,971	183,500
Westmoreland Coal Co. (a)	8,346	117,595

		413,606

Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	13,769	190,701
C1 Financial, Inc. (a)	2,881	54,883
Green Bancorp, Inc. (a)	4,894	56,085
HomeTrust Bancshares, Inc. (a)	8,436	156,488
Sun Bancorp, Inc. (a)	4,691	90,020

		548,177

Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A (a)	10,840	327,693
Federal Agricultural Mortgage Corp., Class C	5,084	131,828
Impac Mortgage Holdings, Inc. (a)(b)	3,980	65,073
Meta Financial Group, Inc.	3,343	139,637

Common Stocks	Shares	Value
Commercial Finance & Mortgage Companies (continued)
Nationstar Mortgage Holdings, Inc. (a)	19,000	$263,530
NewStar Financial, Inc. (a)	11,596	95,087
On Deck Capital, Inc. (a)(b)	5,449	53,945
PennyMac Financial Services, Inc. (a)(c)	5,912	94,592
RE/MAX Holdings, Inc., Class A	5,825	209,584
Stonegate Mortgage Corp. (a)	6,580	46,784
Walker & Dunlop, Inc. (a)	12,808	334,033

		1,761,786

Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a)	19,598	116,608
Collectors Universe, Inc.	3,741	56,414
Hill International, Inc. (a)	17,102	56,094
LifeLock, Inc. (a)(b)	45,438	398,037
National Research Corp.	5,122	61,157
National Research Corp., Class B	262	8,646
Weight Watchers International, Inc. (a)(b)	14,020	89,448

		786,404

Commercial Services: Rental & Leasing — 0.3%
Aircastle Ltd.	30,080	619,949
CAI International, Inc. (a)	8,236	83,019
Electro Rent Corp.	7,624	79,137
H&E Equipment Services, Inc.	14,954	250,031
Marlin Business Services Corp.	4,328	66,608
McGrath RentCorp	12,507	333,812
Mobile Mini, Inc.	21,949	675,810
Neff Corp., Class A (a)	6,007	33,579
PHH Corp. (a)	23,944	338,089
TAL International Group, Inc. (a)	16,014	218,911

		2,698,945

Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	19,665	54,472
Blue Bird Corp. (a)(b)	2,361	23,516
Commercial Vehicle Group, Inc. (a)	13,992	56,388
Cooper-Standard Holding, Inc. (a)	6,522	378,276
Miller Industries, Inc.	5,236	102,311
Modine Manufacturing Co. (a)	23,170	182,348
Motorcar Parts of America, Inc. (a)	8,570	268,584
Navistar International Corp. (a)	24,474	311,309
Rush Enterprises, Inc., Class A (a)	16,952	410,238
Strattec Security Corp.	1,734	109,346
Wabash National Corp. (a)	32,725	346,558

		2,243,346

Communications Equipment — 0.1%
Aerohive Networks, Inc. (a)(b)	11,243	67,233
Polycom, Inc. (a)	64,876	679,900

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Communications Equipment (continued)
Ruckus Wireless, Inc. (a)	36,269	$430,876

		1,178,009

Communications Technology — 1.5%
ADTRAN, Inc.	23,879	348,633
Alliance Fiber Optic Products, Inc.	6,949	118,758
Anixter International, Inc. (a)	13,718	792,626
Bel Fuse, Inc., Class B	4,841	94,109
Black Box Corp.	6,920	102,001
Calix, Inc. (a)	21,437	166,994
Ciena Corp. (a)	59,405	1,230,872
Comtech Telecommunications Corp.	7,863	162,056
Datalink Corp. (a)	9,380	55,999
Digi International, Inc. (a)	11,742	138,438
DigitalGlobe, Inc. (a)	34,900	663,798
Extreme Networks, Inc. (a)	47,414	159,311
Finisar Corp. (a)	49,890	555,276
General Cable Corp.	23,361	277,996
Harmonic, Inc. (a)	41,812	242,510
Infinera Corp. (a)	63,255	1,237,268
Intelsat SA (a)	13,541	87,069
InterDigital, Inc.	17,324	876,594
Ixia (a)	29,110	421,804
KVH Industries, Inc. (a)	7,524	75,240
Loral Space & Communications, Inc. (a)	6,255	294,485
NeoPhotonics Corp. (a)	13,185	89,790
NETGEAR, Inc. (a)	15,393	449,014
Novatel Wireless, Inc. (a)	18,913	41,798
Pacific DataVision, Inc. (a)(b)	6,407	191,569
Plantronics, Inc.	16,936	861,196
QLogic Corp. (a)	41,870	429,167
RingCentral, Inc., Class A (a)	25,808	468,415
Seachange International, Inc. (a)	15,511	97,719
ShoreTel, Inc. (a)	30,476	227,656
Sonus Networks, Inc. (a)	23,733	135,753
TeleNav, Inc. (a)	12,998	101,514
ViaSat, Inc. (a)	20,238	1,301,101

		12,496,529

Computer Services Software & Systems — 6.2%
A10 Networks, Inc. (a)	16,726	100,189
ACI Worldwide, Inc. (a)	55,610	1,174,483
Acxiom Corp. (a)	37,618	743,332
Alarm.com Holdings, Inc. (a)	2,908	33,907
American Software, Inc., Class A	11,696	110,176
Apigee Corp. (a)(b)	2,319	24,465
Appfolio, Inc., Class A (a)	2,043	34,425
Aspen Technology, Inc. (a)	40,762	1,545,287
AVG Technologies NV (a)	19,749	429,541
Avid Technology, Inc. (a)	15,496	123,348
Bankrate, Inc. (a)	32,043	331,645

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Barracuda Networks, Inc. (a)	3,804	$59,266
Bazaarvoice, Inc. (a)	28,886	130,276
Benefitfocus, Inc. (a)	3,739	116,844
Blackbaud, Inc.	22,360	1,254,843
Blucora, Inc. (a)	19,562	269,369
Bottomline Technologies, Inc. (a)	19,661	491,722
Box, Inc., Class A (a)	6,422	80,789
Brightcove, Inc. (a)	16,304	80,216
BroadSoft, Inc. (a)	14,010	419,740
CACI International, Inc., Class A (a)	11,734	867,964
Callidus Software, Inc. (a)	26,544	450,983
CIBER, Inc. (a)	38,035	120,951
Code Rebel Corp. (a)(b)	557	3,966
CommVault Systems, Inc. (a)	21,709	737,238
ComScore, Inc. (a)	16,528	762,767
Connecture, Inc. (a)	3,751	17,105
Cornerstone OnDemand, Inc. (a)	25,958	856,614
CSG Systems International, Inc.	15,938	490,890
Cvent, Inc. (a)	11,263	379,113
DealerTrack Holdings, Inc. (a)	26,326	1,662,750
Demandware, Inc. (a)	16,061	830,032
Digimarc Corp. (a)	3,651	111,538
Digital Turbine, Inc. (a)(b)	24,035	43,503
Dot Hill Systems Corp. (a)	29,320	285,284
EarthLink Holdings Corp.	49,605	385,927
Ebix, Inc.	12,882	321,535
Endurance International Group Holdings, Inc. (a)	28,249	377,407
Envestnet, Inc. (a)	16,961	508,321
EPAM Systems, Inc. (a)	23,387	1,742,799
EPIQ Systems, Inc.	15,783	203,916
ePlus, Inc. (a)	2,740	216,652
Evolent Health, Inc., Class A (a)	5,767	92,041
Guidance Software, Inc. (a)	8,782	52,868
Guidewire Software, Inc. (a)	33,473	1,760,010
Hortonworks, Inc. (a)	3,721	81,453
HubSpot, Inc. (a)	9,042	419,277
Imperva, Inc. (a)	12,762	835,656
Infoblox, Inc. (a)	27,273	435,822
Interactive Intelligence Group, Inc. (a)	8,289	246,266
Internap Network Services Corp. (a)	26,600	163,058
IntraLinks Holdings, Inc. (a)	19,578	162,302
Jive Software, Inc. (a)	21,618	100,956
KEYW Holding Corp. (a)(b)	15,918	97,896
Limelight Networks, Inc. (a)	27,737	52,978
Lionbridge Technologies, Inc. (a)	31,803	157,107
LivePerson, Inc. (a)	27,043	204,445
LogMeIn, Inc. (a)	11,834	806,605
Luxoft Holding, Inc. (a)	8,847	559,927
Manhattan Associates, Inc. (a)	35,271	2,197,383

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	8

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Mantech International Corp., Class A	11,738	$301,667
MaxPoint Interactive, Inc. (a)	3,335	13,607
Mentor Graphics Corp.	47,558	1,171,353
Mercury Systems, Inc. (a)	16,244	258,442
MicroStrategy, Inc., Class A (a)	4,463	876,846
Millennial Media, Inc. (a)	55,171	96,549
MINDBODY, Inc., Class A (a)	2,797	43,717
ModusLink Global Solutions, Inc. (a)	17,992	51,457
Monotype Imaging Holdings, Inc.	19,146	417,766
Netscout Systems, Inc. (a)	43,862	1,551,399
New Relic, Inc. (a)	2,674	101,906
NIC, Inc.	31,425	556,537
Nimble Storage, Inc. (a)	24,327	586,767
PDF Solutions, Inc. (a)	12,995	129,950
Pegasystems, Inc.	17,124	421,422
Perficient, Inc. (a)	16,913	260,968
Progress Software Corp. (a)	24,274	626,997
Proofpoint, Inc. (a)	18,798	1,133,895
PROS Holdings, Inc. (a)	11,433	253,127
Q2 Holdings, Inc. (a)	9,309	230,118
QAD, Inc., Class A	4,737	121,267
QLIK Technologies, Inc. (a)	43,559	1,587,726
Rapid7, Inc. (a)	3,432	78,078
RealNetworks, Inc. (a)	10,991	44,953
RealPage, Inc. (a)	25,301	420,503
Reis, Inc.	4,198	95,085
Rocket Fuel, Inc. (a)	11,873	55,447
Rovi Corp. (a)	42,407	444,849
Sapiens International Corp. NV	11,129	128,206
Science Applications International Corp.	22,281	895,919
SciQuest, Inc. (a)	13,185	131,850
Shutterstock, Inc. (a)	9,413	284,649
SPS Commerce, Inc. (a)	8,019	544,410
Synchronoss Technologies, Inc. (a)	18,621	610,769
SYNNEX Corp.	13,568	1,154,094
Syntel, Inc. (a)	15,216	689,437
Tangoe, Inc. (a)(b)	18,776	135,187
TechTarget, Inc. (a)	9,087	77,421
TeleCommunication Systems, Inc., Class A (a)	24,781	85,247
Textura Corp. (a)	9,465	244,576
Travelzoo, Inc. (a)	3,425	28,325
Tyler Technologies, Inc. (a)	16,112	2,405,683
Unisys Corp. (a)	24,165	287,563
United Online, Inc. (a)	7,173	71,730
Varonis Systems, Inc. (a)	4,119	64,174
VASCO Data Security International, Inc. (a)(b)	13,910	237,026
Verint Systems, Inc. (a)	29,255	1,262,353
VirnetX Holding Corp. (a)	22,639	80,595

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Virtusa Corp. (a)	14,319	$734,708
Web.com Group, Inc. (a)	21,105	444,893
Wix.com Ltd. (a)	9,079	158,156
Workiva, Inc. (a)	3,405	51,722
Xactly Corp. (a)	2,423	18,899
Xura, Inc. (a)	11,001	246,202
Yodlee, Inc. (a)	8,694	140,234
Zix Corp. (a)	27,579	116,108

		50,619,702

Computer Technology — 0.6%
Cray, Inc. (a)	19,591	388,098
Diebold, Inc.	31,147	927,246
Imation Corp. (a)	15,599	33,226
Immersion Corp. (a)	13,491	151,504
Insight Enterprises, Inc. (a)	18,537	479,181
PC Connection, Inc.	4,927	102,137
Quantum Corp. (a)	101,867	71,032
Safeguard Scientifics, Inc. (a)	9,945	154,545
Silicon Graphics International Corp. (a)	16,090	63,234
Stratasys Ltd. (a)	24,400	646,356
Super Micro Computer, Inc. (a)	17,717	482,965
Synaptics, Inc. (a)	17,711	1,460,449
Violin Memory, Inc. (a)(b)	45,274	62,478

		5,022,451

Construction — 0.4%
Aegion Corp. (a)	17,529	288,878
EMCOR Group, Inc.	29,802	1,318,738
Granite Construction, Inc.	18,998	563,671
Great Lakes Dredge & Dock Corp. (a)	29,243	147,385
Orion Marine Group, Inc. (a)	13,859	82,877
Primoris Services Corp.	18,679	334,541
Tutor Perini Corp. (a)	18,092	297,794

		3,033,884

Consumer Electronics — 0.2%
RealD, Inc. (a)	19,607	188,423
Skullcandy, Inc. (a)	11,100	61,383
TiVo, Inc. (a)	46,771	405,037
Universal Electronics, Inc. (a)	7,600	319,428
VOXX International Corp. (a)	9,376	69,570
XO Group, Inc. (a)	12,897	182,235
Zagg, Inc. (a)	13,760	93,430

		1,319,506

Consumer Lending — 0.7%
Cash America International, Inc.	13,223	369,847
Encore Capital Group, Inc. (a)	12,611	466,607
Enova International, Inc. (a)	12,731	130,111
Ezcorp, Inc., Class A (a)	24,670	152,214

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Consumer Lending (continued)
First Cash Financial Services, Inc. (a)	13,546	$542,653
LendingTree, Inc. (a)	2,779	258,530
Marcus & Millichap, Inc. (a)	6,560	301,694
MGIC Investment Corp. (a)	161,952	1,499,676
MoneyGram International, Inc. (a)	13,802	110,692
Nelnet, Inc., Class A	11,544	399,538
PRA Group, Inc. (a)	23,071	1,220,917
Regional Management Corp. (a)	5,070	78,585
World Acceptance Corp. (a)(b)	3,395	91,122

		5,622,186

Consumer Services: Miscellaneous — 0.3%
Chuy’s Holdings, Inc. (a)	7,839	222,627
Core-Mark Holding Co., Inc.	11,064	724,139
Del Frisco’s Restaurant Group, Inc. (a)	11,375	157,999
Nutrisystem, Inc.	13,861	367,594
Sotheby’s	29,893	955,978
Steiner Leisure Ltd. (a)	6,149	388,494

		2,816,831

Containers & Packaging — 0.3%
AEP Industries, Inc. (a)	1,975	113,227
Berry Plastics Group, Inc. (a)	57,062	1,715,854
Greif, Inc., Class A	14,755	470,832
Myers Industries, Inc.	11,739	157,303
Veritiv Corp. (a)	3,955	147,284

		2,604,500

Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	12,284	143,600
Inter Parfums, Inc.	8,212	203,740
Revlon, Inc., Class A (a)	5,641	166,127

		513,467

Diversified Financial Services — 0.9%
Altisource Asset Management Corp. (a)	463	11,089
Altisource Portfolio Solutions SA (a)	6,465	154,126
Blackhawk Network Holdings, Inc. (a)	25,974	1,101,038
Evercore Partners, Inc., Class A	16,678	837,903
FCB Financial Holdings, Inc., Class A (a)	13,515	440,859
FNFV Group (a)	38,603	452,427
Greenhill & Co., Inc.	14,088	401,085
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,721	270,716
Houlihan Lokey, Inc. (a)	5,581	121,666
HRG Group, Inc. (a)	37,803	443,429
JG Wentworth Co (a)	6,287	30,995
Liberty Tax, Inc.	2,786	64,886

Common Stocks	Shares	Value
Diversified Financial Services (continued)
MBIA, Inc. (a)	63,758	$387,649
MidWestOne Financial Group, Inc.	3,848	112,592
Moelis & Co., Class A	8,303	218,037
Outerwall, Inc. (b)	8,922	507,929
Piper Jaffray Cos. (a)	7,295	263,860
Real Industry, Inc. (a)	11,525	101,651
Stifel Financial Corp. (a)	32,343	1,361,640
Tiptree Financial, Inc. A REIT	15,213	97,363

		7,380,940

Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	25,933	934,885
Federal Signal Corp.	30,113	412,849
Harsco Corp.	38,428	348,542
Lydall, Inc. (a)	8,072	229,971
OSI Systems, Inc. (a)	9,544	734,506
Raven Industries, Inc.	17,965	304,507
Standex International Corp.	6,171	464,985
TriMas Corp. (a)	21,777	356,054

		3,786,299

Diversified Materials & Processing — 0.4%
Belden, Inc.	20,519	958,032
Cabot Microelectronics Corp. (a)	11,867	459,728
CLARCOR, Inc.	23,787	1,134,164
Encore Wire Corp.	9,940	324,740
Insteel Industries, Inc.	8,826	141,922
Koppers Holdings, Inc.	10,040	202,507
NL Industries, Inc. (a)	3,493	10,444
Tredegar Corp.	12,055	157,679
Uranium Energy Corp. (a)(b)	46,916	46,916

		3,436,132

Diversified Media — 0.1%
EW Scripps Co.	28,436	502,464
Hemisphere Media Group, Inc. (a)(b)	4,781	65,022

		567,486

Diversified Retail — 0.5%
Big Lots, Inc.	23,583	1,130,097
Etsy, Inc. (a)(b)	9,462	129,535
EVINE Live, Inc. (a)	22,070	57,823
Fred’s, Inc., Class A	17,386	206,024
HSN, Inc.	15,449	884,301
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,195	67,833
Overstock.com, Inc. (a)	5,667	97,246
Pricesmart, Inc.	9,225	713,461
Tuesday Morning Corp. (a)	21,253	114,979
Winmark Corp.	1,036	106,625

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	10

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Diversified Retail (continued)
zulily, Inc., Class A (a)	31,512	$548,309

		4,056,233

Drug & Grocery Store Chains — 0.5%
Casey’s General Stores, Inc.	18,589	1,913,180
Diplomat Pharmacy, Inc. (a)	17,380	499,328
Ingles Markets, Inc., Class A	6,413	306,734
PetMed Express, Inc.	9,717	156,444
Smart & Final Stores, Inc. (a)	11,868	186,446
Supervalu, Inc. (a)	125,891	903,897
Village Super Market, Inc., Class A	3,471	81,950
Weis Markets, Inc.	5,259	219,563

		4,267,542

Education Services — 0.8%
2U, Inc. (a)	11,516	413,424
American Public Education, Inc. (a)	8,307	194,799
Apollo Education Group, Inc. (a)	45,191	499,813
Bridgepoint Education, Inc. (a)	7,579	57,752
Bright Horizons Family Solutions, Inc. (a)	17,875	1,148,290
Cambium Learning Group, Inc. (a)	6,336	30,223
Capella Education Co.	5,820	288,206
Career Education Corp. (a)	31,850	119,756
Chegg, Inc. (a)	36,484	263,050
DeVry Education Group, Inc.	30,588	832,300
Franklin Covey Co. (a)	6,104	98,030
Grand Canyon Education, Inc. (a)	22,621	859,372
HealthStream, Inc. (a)	12,161	265,231
Houghton Mifflin Harcourt Co. (a)	65,249	1,325,207
K12, Inc. (a)	16,503	205,297
Strayer Education, Inc. (a)	5,247	288,428
Universal Technical Institute, Inc.	10,246	35,963

		6,925,141

Electronic Components — 0.7%
Acacia Research Corp.	24,241	220,108
AVX Corp.	21,834	285,807
Checkpoint Systems, Inc.	20,218	146,581
InvenSense, Inc. (a)	37,262	346,164
Methode Electronics, Inc.	18,429	587,885
Multi-Fineline Electronix, Inc. (a)	4,301	71,827
NVE Corp.	2,286	110,962
Park Electrochemical Corp.	9,662	169,955
Rogers Corp. (a)	8,959	476,440
Sanmina Corp. (a)	39,660	847,534
ScanSource, Inc. (a)	13,700	485,802
Sparton Corp. (a)	4,637	99,232
Tech Data Corp. (a)	17,195	1,177,857
TTM Technologies, Inc. (a)	28,750	179,112

Common Stocks	Shares	Value
Electronic Components (continued)
Universal Display Corp. (a)	19,318	$654,880

		5,860,146

Electronic Entertainment — 0.2%
DTS, Inc. (a)	8,367	223,399
Glu Mobile, Inc. (a)	57,556	251,520
Take-Two Interactive Software, Inc. (a)	40,285	1,157,388

		1,632,307

Electronics — 0.3%
Agilysys, Inc. (a)	7,618	84,712
American Science & Engineering, Inc.	3,496	124,318
Coherent, Inc. (a)	11,432	625,330
Control4 Corp. (a)(b)	10,472	85,452
Daktronics, Inc.	18,906	163,915
II-VI, Inc. (a)	25,169	404,718
Imprivata, Inc. (a)	4,682	83,199
iRobot Corp. (a)	14,279	416,090
Newport Corp. (a)	19,054	261,992
Rofin-Sinar Technologies, Inc. (a)	13,492	349,848

		2,599,574

Energy Equipment — 0.3%
Dynegy, Inc. (a)	60,861	1,257,997
Enphase Energy, Inc. (a)	14,035	51,930
FuelCell Energy, Inc. (a)(b)	121,033	88,935
Matador Resources Co. (a)	35,120	728,389
PowerSecure International, Inc. (a)	10,847	124,957
Silver Spring Networks, Inc. (a)	17,697	227,937
Sunrun, Inc. (a)	8,196	84,993

		2,565,138

Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	6,451	89,088
Pioneer Energy Services Corp. (a)	31,176	65,470

		154,558

Engineering & Contracting Services — 0.5%
Argan, Inc.	6,219	215,675
Dycom Industries, Inc. (a)	16,297	1,179,251
Engility Holdings, Inc.	8,491	218,898
Exponent, Inc.	12,611	561,946
Furmanite Corp. (a)	18,686	113,611
HC2 Holdings, Inc. (a)	8,276	58,015
MasTec, Inc. (a)	32,236	510,296
Mistras Group, Inc. (a)	8,087	103,918
MYR Group, Inc. (a)	10,088	264,305
Power Solutions International, Inc. (a)(b)	2,122	48,191
Tetra Tech, Inc.	29,029	705,695

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Engineering & Contracting Services (continued)
VSE Corp.	1,980	$79,338

		4,059,139

Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A	10,221	257,467
Ascent Capital Group, Inc., Class A (a)	6,517	178,435
Carmike Cinemas, Inc. (a)	11,722	235,495
DreamWorks Animation SKG, Inc., Class A (a)	36,399	635,163
IMAX Corp. (a)	29,003	980,011
Reading International, Inc., Class A (a)	8,371	106,061
Rentrak Corp. (a)	6,063	327,826
World Wrestling Entertainment, Inc. (b)	14,454	244,273

		2,964,731

Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	26,881	734,120
Brink’s Co.	23,365	631,089
G&K Services, Inc., Class A	9,409	626,828
Healthcare Services Group, Inc.	34,005	1,145,968
MSA Safety, Inc.	14,168	566,295
SP Plus Corp. (a)	8,174	189,228
UniFirst Corp.	7,030	750,874

		4,644,402

Fertilizers — 0.0%
Intrepid Potash, Inc. (a)	27,434	151,985
Rentech, Inc. (a)	8,352	46,771

		198,756

Financial Data & Systems — 0.8%
Cardtronics, Inc. (a)	21,809	713,154
Cass Information Systems, Inc.	5,549	272,622
Euronet Worldwide, Inc. (a)	24,832	1,839,803
Everi Holdings, Inc. (a)	32,100	164,673
EVERTEC, Inc.	31,686	572,566
Fair Isaac Corp.	14,919	1,260,656
Green Dot Corp., Class A (a)	22,114	389,206
Heartland Payment Systems, Inc.	17,552	1,105,952
Xoom Corp. (a)	15,378	382,605

		6,701,237

Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)(b)	11,330	11,896

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Natural Grocers by Vitamin Cottage, Inc. (a)	4,281	$97,136

		109,032

Foods — 1.5%
Amplify Snack Brands, Inc. (a)	6,835	73,203
B&G Foods, Inc.	27,684	1,009,082
Boulder Brands, Inc. (a)	24,817	203,251
Chefs’ Warehouse, Inc. (a)	9,024	127,780
Dean Foods Co.	45,410	750,173
Diamond Foods, Inc. (a)	12,657	390,595
Fresh Market, Inc. (a)	20,644	466,348
Freshpet, Inc. (a)(b)	9,848	103,404
Inventure Foods, Inc. (a)	9,811	87,122
J&J Snack Foods Corp.	7,067	803,235
John B Sanfilippo & Son, Inc.	3,893	199,555
Lancaster Colony Corp.	8,781	855,972
Lifeway Foods, Inc. (a)	2,337	24,492
Medifast, Inc. (a)	5,472	146,978
Natural Health Trends Corp.	3,742	122,289
Nature’s Sunshine Products, Inc.	5,208	62,392
Nutraceutical International Corp. (a)	4,123	97,344
Omega Protein Corp. (a)	10,615	180,137
Post Holdings, Inc. (a)	29,390	1,736,949
Seneca Foods Corp., Class A (a)	3,730	98,285
Senomyx, Inc. (a)	20,824	92,875
Snyders-Lance, Inc.	23,400	789,282
SpartanNash Co.	18,003	465,378
Synutra International, Inc. (a)	10,871	51,637
Tootsie Roll Industries, Inc.	8,797	275,258
TreeHouse Foods, Inc. (a)	20,523	1,596,484
United Natural Foods, Inc. (a)	24,040	1,166,180

		11,975,680

Forest Products — 0.2%
Boise Cascade Co. (a)	19,060	480,693
Deltic Timber Corp.	5,279	315,737
Universal Forest Products, Inc.	9,639	555,978

		1,352,408

Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	23,857	1,329,789
Ennis, Inc.	12,520	217,347
InnerWorkings, Inc. (a)	17,352	108,450
Multi-Color Corp.	6,109	467,277
Quad/Graphics, Inc.	13,965	168,977

		2,291,840

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	5,423	86,822

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	7,992	172,547

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	12

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Funeral Parlors & Cemeteries (continued)
Hillenbrand, Inc.	30,284	$787,687
Matthews International Corp., Class A	15,523	760,161

		1,720,395

Gas Pipeline — 0.1%
SemGroup Corp., Class A	21,045	909,986

Glass — 0.1%
Apogee Enterprises, Inc.	14,059	627,734

Gold — 0.0%
Coeur Mining, Inc. (a)	66,552	187,677

Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	7,638	370,825

Health Care Facilities — 0.9%
AAC Holdings, Inc. (a)(b)	3,857	85,818
Adeptus Health, Inc., Class A (a)	2,999	242,199
Amsurg Corp. (a)	23,203	1,803,105
Capital Senior Living Corp. (a)	14,248	285,672
Ensign Group, Inc.	12,233	521,493
Five Star Quality Care, Inc. (a)	20,461	63,225
Genesis Healthcare, Inc. (a)	17,693	108,458
Hanger, Inc. (a)	17,121	233,530
HealthSouth Corp.	43,658	1,675,158
Kindred Healthcare, Inc.	40,098	631,544
National Healthcare Corp.	4,806	292,637
Select Medical Holdings Corp.	50,548	545,413
Surgical Care Affiliates, Inc. (a)	10,396	339,845
U.S. Physical Therapy, Inc.	5,936	266,467

		7,094,564

Health Care Management Services — 0.5%
BioScrip, Inc. (a)	32,989	61,689
Computer Programs & Systems, Inc.	5,363	225,943
Magellan Health Services, Inc. (a)	13,132	727,907
Molina Healthcare, Inc. (a)	18,785	1,293,347
Triple-S Management Corp., Class B (a)	11,466	204,210
Universal American Corp. (a)	23,883	163,360
WellCare Health Plans, Inc. (a)	21,023	1,811,762

		4,488,218

Health Care Services — 1.9%
Accelerate Diagnostics, Inc. (a)(b)	10,636	172,091
Addus HomeCare Corp. (a)	2,995	93,294
Air Methods Corp. (a)	18,882	643,687
Alliance HealthCare Services, Inc. (a)	2,497	24,371
Almost Family, Inc. (a)	3,464	138,733
Amedisys, Inc. (a)	13,551	514,531
AMN Healthcare Services, Inc. (a)	22,667	680,237

Common Stocks	Shares	Value
Health Care Services (continued)
Cara Therapeutics, Inc. (a)	9,635	$137,684
Care.com, Inc. (a)	9,282	47,710
Catalent, Inc. (a)	40,050	973,215
Chemed Corp.	8,171	1,090,583
Civitas Solutions, Inc. (a)	5,640	129,269
Corvel Corp. (a)	4,017	129,749
Cross Country Healthcare, Inc. (a)	14,679	199,781
ExamWorks Group, Inc. (a)	19,907	582,081
Flexion Therapeutics, Inc. (a)	6,720	99,859
Globus Medical, Inc., Class A (a)	33,284	687,647
HealthEquity, Inc. (a)	17,428	514,997
Healthways, Inc. (a)	15,086	167,756
HMS Holdings Corp. (a)	42,667	374,190
IPC The Hospitalist Co., Inc. (a)	8,361	649,566
LHC Group, Inc. (a)	6,226	278,738
Medidata Solutions, Inc. (a)	26,339	1,109,135
MiMedx Group, Inc. (a)	52,217	503,894
NeoGenomics, Inc. (a)	25,916	148,499
Nobilis Health Corp. (a)	15,345	80,101
Omnicell, Inc. (a)	17,397	541,047
OvaScience, Inc. (a)(b)	11,483	97,491
PharMerica Corp. (a)	14,659	417,342
Phibro Animal Health Corp., Class A	8,426	266,514
Press Ganey Holdings, Inc. (a)	5,123	151,590
Quality Systems, Inc.	23,882	298,047
Ryman Hospitality Properties	20,790	1,023,492
T2 Biosystems, Inc. (a)	4,481	39,254
Team Health Holdings, Inc. (a)	34,511	1,864,629
Teladoc, Inc. (a)	4,165	92,838
Tetraphase Pharmaceuticals, Inc. (a)	17,372	129,595
WebMD Health Corp. (a)	18,214	725,646

		15,818,883

Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	29,158	584,909
Providence Service Corp. (a)	6,596	287,454

		872,363

Home Building — 0.8%
Beazer Homes USA, Inc. (a)	15,855	211,347
Century Communities, Inc. (a)	7,552	149,907
Hovnanian Enterprises, Inc., Class A (a)	56,963	100,824
Installed Building Products, Inc. (a)	9,604	242,789
KB Home	39,657	537,352
LGI Homes, Inc. (a)	6,910	187,883
M/I Homes, Inc. (a)	11,936	281,451
MDC Holdings, Inc.	18,977	496,818
Meritage Homes Corp. (a)	19,202	701,257
New Home Co., Inc. (a)	4,524	58,586
Ryland Group, Inc.	22,391	914,225

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	13

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Home Building (continued)
Standard Pacific Corp. (a)	71,082	$568,656
Taylor Morrison Home Corp., Class A (a)	15,850	295,761
Tile Shop Holdings, Inc. (a)	13,066	156,531
TRI Pointe Homes, Inc. (a)	76,903	1,006,660
WCI Communities, Inc. (a)	7,678	173,753
William Lyon Homes, Class A (a)	9,680	199,408

		6,283,208

Hotel/Motel — 0.3%
Belmond Ltd., Class A (a)	47,527	480,498
Bloomin’ Brands, Inc.	59,099	1,074,420
Intrawest Resorts Holdings, Inc. (a)	8,934	77,369
La Quinta Holdings, Inc. (a)	45,644	720,262
Marcus Corp.	9,186	177,657
Morgans Hotel Group Co. (a)	13,312	44,196

		2,574,402

Household Appliances — 0.0%
National Presto Industries, Inc.	2,349	197,927

Household Equipment & Products — 0.2%
Central Garden and Pet Co., Class A (a)	20,197	325,374
CSS Industries, Inc.	4,451	117,239
Helen of Troy Ltd. (a)	13,579	1,212,605
Libbey, Inc.	10,572	344,753

		1,999,971

Household Furnishings — 0.3%
American Woodmark Corp. (a)	6,208	402,713
Bassett Furniture Industries, Inc.	5,181	144,291
Ethan Allen Interiors, Inc.	12,202	322,255
Flexsteel Industries, Inc.	2,805	87,656
Hooker Furniture Corp.	5,324	125,327
Kirkland’s, Inc.	8,399	180,914
La-Z-Boy, Inc.	24,573	652,659
Lifetime Brands, Inc.	5,103	71,340
Select Comfort Corp. (a)	25,144	550,151

		2,537,306

Insurance: Life — 0.8%
American Equity Investment Life Holding Co.	39,192	913,566
Citizens, Inc. (a)(b)	23,620	175,260
CNO Financial Group, Inc.	93,872	1,765,732
FBL Financial Group, Inc., Class A	4,546	279,670
Fidelity & Guaranty Life	5,381	132,050
Independence Holding Co.	3,763	48,769
Kansas City Life Insurance Co.	1,738	81,669
National Western Life Insurance Co., Class A	1,058	235,617
Primerica, Inc.	24,531	1,105,612
Symetra Financial Corp.	35,680	1,128,915

Common Stocks	Shares	Value
Insurance: Life (continued)
Third Point Reinsurance Ltd. (a)	40,692	$547,307
Trupanion, Inc. (a)(b)	7,715	58,248

		6,472,415

Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)	4,913	90,890
Crawford & Co., Class B	12,939	72,588
eHealth, Inc. (a)	8,373	107,258
Horace Mann Educators Corp.	19,757	656,328
James River Group Holdings Ltd.	5,269	141,683
Kemper Corp.	20,854	737,606
Maiden Holdings Ltd.	24,293	337,187
PICO Holdings, Inc. (a)	10,840	104,931

		2,248,471

Insurance: Property-Casualty — 1.7%
Amerisafe, Inc.	9,114	453,239
Argo Group International Holdings Ltd.	13,273	751,119
Baldwin & Lyons, Inc., Class B	4,317	93,679
Donegal Group, Inc., Class A	3,975	55,889
EMC Insurance Group, Inc.	3,894	90,380
Employers Holdings, Inc.	15,299	341,015
Enstar Group Ltd. (a)	4,327	649,050
Essent Group Ltd. (a)	26,859	667,446
Federated National Holding Co.	6,956	167,083
First American Financial Corp.	51,958	2,029,999
Global Indemnity PLC (a)	3,873	101,356
Greenlight Capital Re Ltd. (a)	13,858	308,756
Hallmark Financial Services, Inc. (a)	6,685	76,811
HCI Group, Inc.	4,275	165,742
Heritage Insurance Holdings, Inc. (a)	11,852	233,840
Hilltop Holdings, Inc. (a)	36,167	716,468
Infinity Property & Casualty Corp.	5,494	442,487
National General Holdings Corp.	19,274	371,795
National Interstate Corp.	3,479	92,820
Navigators Group, Inc. (a)	5,113	398,712
NMI Holdings, Inc., Class A (a)	23,709	180,188
OneBeacon Insurance Group Ltd.	10,715	150,439
Radian Group, Inc.	91,528	1,456,210
RLI Corp.	20,759	1,111,229
Safety Insurance Group, Inc.	7,184	389,014
Selective Insurance Group, Inc.	27,075	840,949
State Auto Financial Corp.	7,131	162,658
State National Cos., Inc.	15,036	140,587
Stewart Information Services Corp.	11,093	453,815
United Fire Group, Inc.	9,680	339,284
United Insurance Holdings Corp.	8,141	107,054

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	14

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Insurance: Property-Casualty (continued)
Universal Insurance Holdings, Inc.	15,493	$457,663

		13,996,776

International Trade & Diversified Logistic — 0.0%
Radiant Logistics, Inc. (a)	14,755	65,807
Vectrus, Inc. (a)	5,235	115,380

		181,187

Internet Software & Services — 0.3%
Amber Road, Inc. (a)	8,515	35,933
ChannelAdvisor Corp. (a)	10,724	106,597
Coupons.com, Inc. (a)(b)	29,173	262,557
Everyday Health, Inc. (a)	10,682	97,633
Global Eagle Entertainment, Inc. (a)	22,014	252,721
Gogo, Inc. (a)	26,958	411,918
GrubHub, Inc. (a)	36,182	880,670
OPOWER, Inc. (a)(b)	12,128	108,061
TrueCar, Inc. (a)(b)	23,302	121,403
Zendesk, Inc. (a)	25,807	508,656

		2,786,149

Leisure Time — 1.3%
Black Diamond, Inc. (a)	10,466	65,726
Callaway Golf Co.	37,456	312,758
Churchill Downs, Inc.	6,489	868,293
ClubCorp Holdings, Inc.	21,187	454,673
Escalade, Inc.	4,775	75,445
International Speedway Corp., Class A	13,300	421,876
Interval Leisure Group, Inc.	18,762	344,470
Johnson Outdoors, Inc.	2,558	53,974
Liberty TripAdvisor Holdings, Inc., Series A (a)	35,889	795,659
Marriott Vacations Worldwide Corp.	12,619	859,859
Nautilus, Inc. (a)	14,976	224,640
Planet Fitness, Inc., Class A (a)	7,269	124,591
Pool Corp.	20,766	1,501,382
SeaWorld Entertainment, Inc.	32,965	587,107
SFX Entertainment, Inc. (a)(b)	23,327	11,894
Smith & Wesson Holding Corp. (a)	25,953	437,827
Speedway Motorsports, Inc.	5,448	98,336
Sturm Ruger & Co., Inc.	9,004	528,445
Travelport Worldwide Ltd.	50,948	673,533
Vail Resorts, Inc.	17,418	1,823,316
West Marine, Inc. (a)	8,099	71,109

		10,334,913

Luxury Items — 0.0%
Movado Group, Inc.	7,556	195,171

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	4,604	215,237
Lindsay Corp. (b)	5,711	387,149

Common Stocks	Shares	Value
Machinery: Agricultural (continued)
Titan International, Inc.	21,019	$138,935
Titan Machinery, Inc. (a)	8,558	98,246

		839,567

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	9,077	304,170
Douglas Dynamics, Inc.	10,774	213,972
NACCO Industries, Inc., Class A	1,922	91,391

		609,533

Machinery: Engines — 0.1%
Briggs & Stratton Corp.	21,568	416,478

Machinery: Industrial — 0.8%
Actuant Corp., Class A	28,726	528,271
Altra Industrial Motion Corp.	12,680	293,162
Applied Industrial Technologies, Inc.	19,333	737,554
Chart Industries, Inc. (a)	14,651	281,446
Columbus McKinnon Corp.	9,739	176,860
DXP Enterprises, Inc. (a)	6,093	166,217
EnPro Industries, Inc.	11,034	432,202
ExOne Co. (a)(b)	5,368	36,019
Graham Corp.	4,642	81,931
Hyster-Yale Materials Handling, Inc.	4,539	262,490
John Bean Technologies Corp.	14,097	539,210
Kadant, Inc.	5,379	209,835
Milacron Holdings Corp. (a)	6,268	110,003
MTS Systems Corp.	7,133	428,765
Omega Flex, Inc.	1,334	44,556
Proto Labs, Inc. (a)	11,273	755,291
Tennant Co.	8,843	496,800
Twin Disc, Inc.	4,060	50,385
Woodward, Inc.	30,955	1,259,868

		6,890,865

Machinery: Specialty — 0.1%
Albany International Corp., Class A	13,494	386,063
Hurco Cos., Inc.	3,121	81,895
Xerium Technologies, Inc. (a)	5,182	67,263

		535,221

Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	4,271	290,812

Medical & Dental Instruments & Supplies — 2.2%
ABIOMED, Inc. (a)	19,973	1,852,695
AngioDynamics, Inc. (a)	12,585	165,996
Anika Therapeutics, Inc. (a)	6,944	221,027
Antares Pharma, Inc. (a)	76,311	129,729
AtriCure, Inc. (a)	13,744	301,131
Atrion Corp.	699	262,097
Cantel Medical Corp.	16,468	933,736

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	15

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (continued)
Cardiovascular Systems, Inc. (a)	15,177	$240,404
Cerus Corp. (a)(b)	45,666	207,324
CONMED Corp.	13,200	630,168
CryoLife, Inc.	12,580	122,403
Cutera, Inc. (a)	7,131	93,273
Endologix, Inc. (a)	32,620	399,921
Entellus Medical, Inc. (a)	2,911	52,456
Exactech, Inc. (a)	4,951	86,296
Halyard Health, Inc. (a)	22,501	639,928
HeartWare International, Inc. (a)	8,377	438,201
ICU Medical, Inc. (a)	6,782	742,629
Insulet Corp. (a)	27,371	709,183
Integra LifeSciences Holdings Corp. (a)	13,633	811,845
Intersect ENT, Inc. (a)	8,085	189,189
Invacare Corp.	15,483	224,039
InVivo Therapeutics Holdings Corp. (a)(b)	12,927	111,431
K2M Group Holdings, Inc. (a)	8,734	162,452
Landauer, Inc.	4,653	172,114
LDR Holding Corp. (a)	12,247	422,889
LeMaitre Vascular, Inc.	5,984	72,945
Meridian Bioscience, Inc.	20,128	344,189
Merit Medical Systems, Inc. (a)	21,335	510,120
NanoString Technologies, Inc. (a)	6,431	102,896
Navidea Biopharmaceuticals, Inc. (a)(b)	74,224	169,231
Neogen Corp. (a)	17,761	799,067
NuVasive, Inc. (a)	23,136	1,115,618
Ocular Therapeutix, Inc. (a)	7,236	101,738
OraSure Technologies, Inc. (a)	27,374	121,541
Orthofix International NV (a)	9,131	308,171
Owens & Minor, Inc.	30,088	961,011
Quidel Corp. (a)	14,037	265,018
SeaSpine Holdings Corp. (a)	4,299	69,644
Second Sight Medical Products, Inc. (a)(b)	6,145	36,440
Sientra, Inc. (a)	4,009	40,691
Staar Surgical Co. (a)	18,919	146,811
STERIS Corp.	28,712	1,865,419
SurModics, Inc. (a)	6,458	141,043
TransEnterix, Inc. (a)	20,695	46,771
Unilife Corp. (a)(b)	53,901	52,818
Utah Medical Products, Inc.	1,864	100,414
Vascular Solutions, Inc. (a)	8,474	274,642
Wright Medical Group NV (a)	17,540	357,641

		18,326,435

Medical Equipment — 1.2%
Abaxis, Inc.	10,907	479,799
Accuray, Inc. (a)	38,055	190,085
Affymetrix, Inc. (a)	37,103	316,860
Analogic Corp.	6,022	494,045

Common Stocks	Shares	Value
Medical Equipment (continued)
ConforMIS, Inc. (a)	4,335	$78,290
Corindus Vascular Robotics, Inc. (a)(b)	11,631	35,940
Cyberonics, Inc. (a)	12,448	756,589
Cynosure, Inc., Class A (a)	10,763	323,320
EndoChoice Holdings, Inc. (a)	2,018	22,924
Fluidigm Corp. (a)	14,105	114,392
Glaukos Corp. (a)	3,040	73,538
Greatbatch, Inc. (a)	12,374	698,141
Haemonetics Corp. (a)	24,790	801,213
Invuity, Inc. (a)	1,562	21,899
iRadimed Corp. (a)	1,432	34,884
Lantheus Holdings, Inc. (a)	4,526	19,462
Luminex Corp. (a)	20,604	348,414
Masimo Corp. (a)	20,932	807,138
Merge Healthcare, Inc. (a)	32,791	232,816
Natus Medical, Inc. (a)	15,746	621,180
Nevro Corp. (a)	8,095	375,527
NxStage Medical, Inc. (a)	30,560	481,931
Oxford Immunotec Global PLC (a)	8,896	120,096
Spectranetics Corp. (a)	20,498	241,671
Tandem Diabetes Care, Inc. (a)	8,282	72,964
Thoratec Corp. (a)	25,901	1,638,497
Zeltiq Aesthetics, Inc. (a)	15,417	493,806

		9,895,421

Medical Services — 0.2%
PAREXEL International Corp. (a)	26,406	1,635,060

Metal Fabricating — 0.7%
Advanced Drainage Systems, Inc.	16,139	466,901
Global Brass & Copper Holdings, Inc.	10,600	217,406
Haynes International, Inc.	6,049	228,894
Lawson Products, Inc. (a)	2,677	57,957
LB Foster Co., Class A	4,751	58,342
MRC Global, Inc. (a)	49,545	552,427
Mueller Industries, Inc.	26,661	788,632
Mueller Water Products, Inc., Series A	77,536	593,926
NN, Inc.	12,875	238,188
Northwest Pipe Co. (a)	4,432	57,882
RBC Bearings, Inc. (a)	11,224	670,410
Rexnord Corp. (a)	49,052	832,903
Worthington Industries, Inc.	23,048	610,311

		5,374,179

Metals & Minerals: Diversified — 0.4%
Cliffs Natural Resources, Inc. (b)	73,463	179,250
Commercial Metals Co.	55,700	754,735
Energy Fuels, Inc. (a)	20,438	59,475
Globe Specialty Metals, Inc.	31,145	377,789
Hecla Mining Co.	177,930	350,522
Materion Corp.	9,655	289,843

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	16

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Metals & Minerals: Diversified (continued)
Minerals Technologies, Inc.	16,710	$804,754
Oil-Dri Corp. of America	2,507	57,410
Ring Energy, Inc. (a)	12,098	119,407
SunCoke Energy, Inc.	31,266	243,249
U.S. Silica Holdings, Inc.	25,690	361,972
United States Lime & Minerals, Inc.	881	40,218

		3,638,624

Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	52,912	374,088
Eastman Kodak Co. (a)	8,122	126,866
Electronics for Imaging, Inc. (a)	22,527	974,968
Essendant, Inc.	18,339	594,734
Herman Miller, Inc.	28,591	824,564
HNI Corp.	21,356	916,172
Kimball International, Inc., Class B	16,408	155,220
Knoll, Inc.	23,470	515,871
Steelcase, Inc., Class A	39,970	735,848

		5,218,331

Offshore Drilling & Other Services — 0.1%
Atwood Oceanics, Inc.	31,196	462,013
North Atlantic Drilling Ltd. (b)	31,845	24,520

		486,533

Oil Well Equipment & Services — 0.6%
Basic Energy Services, Inc. (a)	19,913	65,713
C&J Energy Services Ltd. (a)(b)	27,163	95,614
Civeo Corp.	49,870	73,808
Exterran Holdings, Inc.	33,241	598,338
Fairmount Santrol Holdings, Inc. (a)(b)	31,072	83,894
Flotek Industries, Inc. (a)	25,707	429,307
Forum Energy Technologies, Inc. (a)	28,392	346,666
Helix Energy Solutions Group, Inc. (a)	50,763	243,155
Hornbeck Offshore Services, Inc. (a)	15,451	209,052
Independence Contract Drilling, Inc. (a)	7,954	39,611
ION Geophysical Corp. (a)	69,466	27,092
Key Energy Services, Inc. (a)	59,462	27,947
Matrix Service Co. (a)	12,842	288,560
McDermott International, Inc. (a)	114,761	493,472
Natural Gas Services Group, Inc. (a)	6,023	116,244
Newpark Resources, Inc. (a)	40,393	206,812
Oil States International, Inc. (a)	24,782	647,554
Parker Drilling Co. (a)	59,179	155,641
RigNet, Inc. (a)	5,792	147,696
SEACOR Holdings, Inc. (a)	8,773	524,713
Seventy Seven Energy, Inc. (a)	28,812	39,760

Common Stocks	Shares	Value
Oil Well Equipment & Services (continued)
Tesco Corp.	18,175	$129,769
TETRA Technologies, Inc. (a)	37,953	224,302

		5,214,720

Oil, Gas & Consumable Fuels — 0.3%
Ardmore Shipping Corp.	8,852	106,932
CARBO Ceramics, Inc. (b)	9,351	177,575
DHT Holdings, Inc.	44,785	332,305
Dorian LPG Ltd. (a)	12,112	124,875
EXCO Resources, Inc. (a)(b)	73,583	55,187
Gastar Exploration, Inc. (a)	35,344	40,646
Navios Maritime Acq Corp.	39,517	139,100
Pacific Ethanol, Inc. (a)	15,839	102,795
Parsley Energy, Inc., Class A (a)	43,117	649,773
Plug Power, Inc. (a)(b)	83,025	151,936
RSP Permian, Inc. (a)	28,508	577,287
TransAtlantic Petroleum Ltd. (a)	12,247	31,107

		2,489,518

Oil: Crude Producers — 0.8%
Abraxas Petroleum Corp. (a)	44,224	56,607
Approach Resources, Inc. (a)(b)	18,399	34,406
Bill Barrett Corp. (a)	23,810	78,573
Bonanza Creek Energy, Inc. (a)	24,275	98,799
Callon Petroleum Co. (a)	31,737	231,363
Carrizo Oil & Gas, Inc. (a)	24,696	754,216
Clayton Williams Energy, Inc. (a)	2,811	109,095
Contango Oil & Gas Co. (a)	8,138	61,849
Earthstone Energy, Inc. (a)	522	7,934
Eclipse Resources Corp. (a)	23,675	46,166
Energy XXI Bermuda Ltd. (b)	46,059	48,362
Erin Energy Corp. (a)(b)	6,870	26,930
Evolution Petroleum Corp.	11,718	65,035
Halcon Resources Corp. (a)(b)	177,390	94,017
Isramco, Inc. (a)(b)	423	42,021
Jones Energy, Inc., Class A (a)	14,213	68,080
Magnum Hunter Resources Corp. (a)(b)	110,387	37,532
Northern Oil and Gas, Inc. (a)(b)	29,951	132,383
Oasis Petroleum, Inc. (a)	66,966	581,265
ONE Gas, Inc.	25,068	1,136,332
Panhandle Oil and Gas, Inc.	7,691	124,287
PDC Energy, Inc. (a)	19,225	1,019,117
Penn Virginia Corp. (a)(b)	37,807	20,038
Rex Energy Corp. (a)(b)	22,290	46,140
Sanchez Energy Corp. (a)(b)	26,004	159,925
SandRidge Energy, Inc. (a)(b)	213,660	57,688
Stone Energy Corp. (a)	27,087	134,352
Synergy Resources Corp. (a)	50,036	490,353
Triangle Petroleum Corp. (a)(b)	23,785	33,775
Ultra Petroleum Corp. (a)(b)	73,721	471,077
Unit Corp. (a)	23,951	269,688

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	17

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Oil: Crude Producers (continued)
W&T Offshore, Inc. (b)	17,713	$53,139

		6,590,544
Oil: Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	1,047	42,927
Alon USA Energy, Inc.	14,891	269,080
Clean Energy Fuels Corp. (a)(b)	34,273	154,229
Delek U.S. Holdings, Inc.	27,577	763,883
Par Petroleum Corp. (a)	7,490	156,017
Renewable Energy Group, Inc. (a)	21,337	176,670
Trecora Resources (a)	9,622	119,505
Western Refining, Inc.	33,857	1,493,771

		3,176,082

Paints & Coatings — 0.2%
Chase Corp.	3,319	130,735
Ferro Corp. (a)	34,977	382,998
HB Fuller Co.	24,189	820,975
Kronos Worldwide, Inc.	9,558	59,355

		1,394,063

Paper — 0.3%
Clearwater Paper Corp. (a)	9,195	434,372
KapStone Paper and Packaging Corp.	41,020	677,240
Neenah Paper, Inc.	8,068	470,203
PH Glatfelter Co.	20,766	357,590
Schweitzer-Mauduit International, Inc.	14,660	504,011
Wausau Paper Corp.	20,112	128,717

		2,572,133

Personal Care — 0.1%
Orchids Paper Products Co.	4,551	118,781
USANA Health Sciences, Inc. (a)	2,720	364,562
WD-40 Co.	6,963	620,194

		1,103,537

Pharmaceuticals — 2.8%
Abeona Therapeutics, Inc. (a)(b)	5,239	21,218
ACADIA Pharmaceuticals, Inc. (a)	38,003	1,256,759
Achillion Pharmaceuticals, Inc. (a)	56,406	389,766
Adamas Pharmaceuticals, Inc. (a)	5,042	84,403
Aerie Pharmaceuticals, Inc. (a)	9,924	176,052
Agile Therapeutics, Inc. (a)(b)	5,082	34,253
Amphastar Pharmaceuticals, Inc. (a)	14,997	175,315
Anacor Pharmaceuticals, Inc. (a)	19,567	2,303,232
Aratana Therapeutics, Inc. (a)	14,103	119,311
Biospecifics Technologies Corp. (a)	2,316	100,839
Cambrex Corp. (a)	15,099	599,128
Cempra, Inc. (a)	15,297	425,869
Chimerix, Inc. (a)	21,937	837,993

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Concert Pharmaceuticals, Inc. (a)	7,278	$136,608
Corcept Therapeutics, Inc. (a)	29,735	111,804
CorMedix, Inc. (a)(b)	15,750	31,343
Depomed, Inc. (a)	28,867	544,143
Dicerna Pharmaceuticals, Inc. (a)	6,831	56,083
Durect Corp. (a)	52,918	103,190
Eagle Pharmaceuticals, Inc. (a)	4,125	305,374
Enanta Pharmaceuticals, Inc. (a)	7,703	278,386
Endocyte, Inc. (a)	18,866	86,406
Esperion Therapeutics, Inc. (a)	6,319	149,065
Foamix Pharmaceuticals Ltd. (a)	11,379	83,408
Furiex Pharamceuticals, Inc.	3,003	30,030
Heska Corp. (a)	2,842	86,624
Immune Design Corp. (a)	5,129	62,574
Impax Laboratories, Inc. (a)	34,245	1,205,766
Infinity Pharmaceuticals, Inc. (a)	23,802	201,127
Intra-Cellular Therapies, Inc. (a)	10,407	416,696
Ironwood Pharmaceuticals, Inc. (a)	60,370	629,055
Kite Pharma, Inc. (a)(b)	13,856	771,502
La Jolla Pharmaceutical Co. (a)	6,254	173,799
Lannett Co., Inc. (a)	12,791	531,082
Medicines Co. (a)	31,535	1,197,069
Otonomy, Inc. (a)	7,035	125,293
Pacira Pharmaceuticals, Inc. (a)	17,499	719,209
Paratek Pharmaceuticals, Inc.	5,716	108,604
Pernix Therapeutics Holdings (a)	20,510	64,812
Portola Pharmaceuticals, Inc. (a)	22,163	944,587
Pozen, Inc. (a)	13,792	80,476
Prestige Brands Holdings, Inc. (a)	24,999	1,128,955
Radius Health, Inc. (a)	15,872	1,100,088
Relypsa, Inc. (a)	15,614	289,015
Revance Therapeutics, Inc. (a)	7,186	213,855
Sagent Pharmaceuticals, Inc. (a)	10,451	160,214
Sciclone Pharmaceuticals, Inc. (a)	24,185	167,844
Spectrum Pharmaceuticals, Inc. (a)	32,840	196,383
Supernus Pharmaceuticals, Inc. (a)	16,509	231,621
TG Therapeutics, Inc. (a)	17,164	173,013
TherapeuticsMD, Inc. (a)	61,016	357,554
Theravance Biopharma, Inc. (a)	12,206	134,144
Ultragenyx Pharmaceutical, Inc. (a)	18,354	1,767,674
Vivus, Inc. (a)(b)	41,949	68,796
XenoPort, Inc. (a)	28,573	99,148
Zafgen, Inc. (a)	7,897	252,309
Zogenix, Inc. (a)	11,680	157,680
ZS Pharma, Inc. (a)	8,716	572,293
Zynerba Pharmaceuticals, Inc. (a)	1,629	23,311

		22,852,150

Plastics — 0.1%
A. Schulman, Inc.	14,024	455,359
Core Molding Technologies, Inc. (a)	3,961	73,081
Ply Gem Holdings, Inc. (a)	10,534	123,248

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	18

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Plastics (continued)
Trinseo SA (a)	5,492	$138,673

		790,361

Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	19,641	516,558
Generac Holdings, Inc. (a)	33,286	1,001,576
Powell Industries, Inc.	4,251	127,955
Vicor Corp. (a)	7,755	79,101

		1,725,190

Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	27,613	83,943
Stillwater Mining Co. (a)	58,102	600,194

		684,137

Printing & Copying Services — 0.2%
Casella Waste Systems, Inc. (a)	18,763	108,826
Cimpress NV (a)(b)	15,602	1,187,468

		1,296,294

Producer Durables: Miscellaneous — 0.0%
Blount International, Inc. (a)	23,607	131,491
Park-Ohio Holdings Corp.	4,206	121,385

		252,876

Production Technology Equipment — 0.8%
Axcelis Technologies, Inc. (a)	54,770	146,236
Brooks Automation, Inc.	32,253	377,683
Cohu, Inc.	12,619	124,423
Entegris, Inc. (a)	66,001	870,553
FEI Co.	19,680	1,437,427
GSI Group, Inc. (a)	16,829	214,233
Mattson Technology, Inc. (a)	37,246	86,783
MKS Instruments, Inc.	25,598	858,301
Nanometrics, Inc. (a)	11,566	140,411
Photronics, Inc. (a)	31,796	288,072
Rudolph Technologies, Inc. (a)	15,583	194,008
Tessera Technologies, Inc.	25,231	817,737
Ultra Clean Holdings, Inc. (a)	15,231	87,426
Ultratech, Inc. (a)	13,485	216,030
Veeco Instruments, Inc. (a)	19,343	396,725

		6,256,048

Publishing — 0.6%
Daily Journal Corp. (a)	515	95,893
Eros International PLC (a)	13,601	369,811
Journal Media Group, Inc.	11,067	83,003
Martha Stewart Living Omnimedia, Class A (a)	15,441	92,028
Media General, Inc. (a)	46,051	644,253
Meredith Corp.	17,694	753,411
New Media Investment Group, Inc.	21,515	332,622

Common Stocks	Shares	Value
Publishing (continued)
New York Times Co., Class A	66,046	$780,003
Scholastic Corp.	12,747	496,623
Time, Inc.	52,704	1,004,011
Tribune Publishing Co.	12,863	100,846

		4,752,504

Radio & TV Broadcasters — 0.3%
Central European Media Enterprises Ltd. (a)	37,135	80,212
Crown Media Holdings, Inc., Class A (a)	17,086	91,410
Cumulus Media, Inc., Class A (a)	70,116	49,348
Entercom Communications Corp., Class A (a)	12,226	124,216
Entravision Communications Corp., Class A	30,330	201,391
Gray Television, Inc. (a)	30,503	389,218
Nexstar Broadcasting Group, Inc., Class A	15,077	713,896
Saga Communications, Inc., Class A	1,643	55,221
Sinclair Broadcast Group, Inc., Class A	31,983	809,809
Townsquare Media, Inc. (a)	3,693	36,081

		2,550,802

Railroad Equipment — 0.1%
American Railcar Industries, Inc. (b)	4,599	166,300
FreightCar America, Inc.	5,863	100,609
Greenbrier Cos., Inc. (b)	12,776	410,237

		677,146

Real Estate — 0.3%
AV Homes, Inc. (a)	5,893	79,673
Consolidated-Tomoka Land Co.	2,141	106,622
Forestar Group, Inc. (a)	16,438	216,160
HFF, Inc., Class A	18,190	614,094
Kennedy-Wilson Holdings, Inc.	44,290	981,909
St. Joe Co. (a)	13,274	253,932
Tejon Ranch Co. (a)	6,630	144,600

		2,396,990

Real Estate Investment Trusts (REITs) — 8.9%
Acadia Realty Trust	32,795	986,146
AG Mortgage Investment Trust, Inc.	14,016	213,324
Agree Realty Corp.	8,456	252,412
Alexander & Baldwin, Inc.	23,406	803,528
Alexander’s, Inc.	999	373,626
Altisource Residential Corp.	27,425	381,756
American Assets Trust, Inc.	17,639	720,730
American Capital Mortgage Investment Corp.	24,543	361,764

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	19

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Residential Properties, Inc.	15,486	$267,443
Anworth Mortgage Asset Corp.	50,486	249,401
Apollo Commercial Real Estate Finance, Inc.	28,708	451,003
Ares Commercial Real Estate Corp.	13,863	166,217
Armada Hoffler Properties, Inc.	12,827	125,320
ARMOUR Residential REIT, Inc.	21,526	431,381
Ashford Hospitality Prime, Inc.	12,992	182,278
Ashford Hospitality Trust, Inc.	40,280	245,708
Bluerock Residential Growth REIT, Inc.	9,650	115,607
Campus Crest Communities, Inc.	30,894	164,356
Capstead Mortgage Corp.	46,910	463,940
CareTrust REIT, Inc.	22,967	260,675
Catchmark Timber Trust, Inc.	19,081	196,153
Cedar Realty Trust, Inc.	40,349	250,567
Chambers Street Properties	113,833	738,776
Chatham Lodging Trust	18,477	396,886
Chesapeake Lodging Trust	28,618	745,785
Colony Financial, Inc.	54,023	1,056,690
CorEnergy Infrastructure Trust, Inc.	29,678	131,177
Coresite Realty Corp.	11,840	609,050
Cousins Properties, Inc.	103,839	957,396
CubeSmart	79,613	2,166,270
CyrusOne, Inc.	32,007	1,045,349
CYS Investments, Inc.	77,351	561,568
DCT Industrial Trust, Inc.	42,358	1,425,770
DiamondRock Hospitality Co.	96,499	1,066,314
DuPont Fabros Technology, Inc.	30,465	788,434
Dynex Capital, Inc.	27,170	178,235
Easterly Government Properties, Inc.	6,534	104,217
EastGroup Properties, Inc.	15,506	840,115
Education Realty Trust, Inc.	23,310	768,064
EPR Properties	27,415	1,413,792
Equity One, Inc.	34,738	845,523
FelCor Lodging Trust, Inc.	68,634	485,242
First Industrial Realty Trust, Inc.	52,251	1,094,658
First Potomac Realty Trust	27,869	306,559
Franklin Street Properties Corp.	42,700	459,025
Geo Group, Inc.	35,898	1,067,607
Getty Realty Corp.	12,131	191,670
Gladstone Commercial Corp.	10,103	142,553
Government Properties Income Trust	33,461	535,376
Gramercy Property Trust, Inc.	27,457	570,282
Great Ajax Corp.	2,564	31,717
Hatteras Financial Corp.	46,772	708,596
Healthcare Realty Trust, Inc.	47,644	1,183,953
Hersha Hospitality Trust	23,539	533,394
Highwoods Properties, Inc.	45,045	1,745,494
Hudson Pacific Properties, Inc.	35,777	1,030,020

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Independence Realty Trust, Inc.	15,515	$111,863
InfraREIT, Inc.	10,574	250,392
Inland Real Estate Corp.	42,021	340,370
Invesco Mortgage Capital, Inc.	58,249	712,968
Investors Real Estate Trust	58,561	453,262
iStar Financial, Inc. (a)	40,879	514,258
Kite Realty Group Trust	40,092	954,591
KYTHERA Biopharmaceuticals, Inc. (a)	12,402	929,902
LaSalle Hotel Properties	53,605	1,521,846
Lexington Realty Trust	98,694	799,421
LTC Properties, Inc.	17,078	728,718
Mack-Cali Realty Corp.	42,797	808,007
Medical Properties Trust, Inc.	111,460	1,232,748
Monmouth Real Estate Investment Corp., Class A	28,431	277,202
Monogram Residential Trust, Inc.	80,485	749,315
National Health Investors, Inc.	17,927	1,030,623
National Storage Affiliates Trust	11,394	154,389
New Residential Investment Corp.	111,022	1,454,388
New Senior Investment Group, Inc.	41,545	434,561
New York Mortgage Trust, Inc.	54,611	299,814
New York REIT, Inc.	78,086	785,545
NexPoint Residential Trust, Inc.	9,175	122,578
One Liberty Properties, Inc. (b)	6,053	129,110
Orchid Island Capital, Inc.	11,292	104,451
Parkway Properties, Inc.	40,536	630,740
Pebblebrook Hotel Trust	34,143	1,210,369
Pennsylvania Real Estate Investment Trust	33,021	654,806
PennyMac Mortgage Investment Trust (c)	28,817	445,799
Physicians Realty Trust	33,893	511,445
Potlatch Corp.	19,383	558,037
Preferred Apartment Communities, Inc.	10,701	116,427
PS Business Parks, Inc.	9,330	740,615
QTS Realty Trust, Inc., Class A	13,379	584,528
RAIT Financial Trust	42,597	211,281
Ramco-Gershenson Properties Trust	37,926	569,269
Redwood Trust, Inc.	40,650	562,596
Resource Capital Corp.	16,504	184,350
Retail Opportunity Investments Corp.	47,297	782,292
Rexford Industrial Realty, Inc.	26,506	365,518
RLJ Lodging Trust	62,906	1,589,635
Rouse Properties, Inc.	17,467	272,136
Sabra Health Care REIT, Inc.	31,213	723,517
Saul Centers, Inc.	4,638	240,016
Select Income REIT	30,041	571,079
Silver Bay Realty Trust Corp.	17,238	275,980
Sovran Self Storage, Inc.	17,067	1,609,418

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	20

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
STAG Industrial, Inc.	31,193	$568,025
Starwood Waypoint Residential Trust	18,383	438,067
STORE Capital Corp.	17,569	362,976
Strategic Hotels & Resorts, Inc. (a)	131,065	1,807,386
Summit Hotel Properties, Inc.	42,950	501,226
Sun Communities, Inc.	22,327	1,512,877
Sunstone Hotel Investors, Inc.	100,255	1,326,374
Terreno Realty Corp.	20,558	403,759
UMH Properties, Inc.	10,636	98,915
United Development Funding IV (b)	14,808	260,621
Universal Health Realty Income Trust	4,736	222,308
Urban Edge Properties	42,923	926,708
Urstadt Biddle Properties, Inc., Class A	12,676	237,548
Walter Investment Management Corp. (a)(b)	18,176	295,360
Washington Real Estate Investment Trust	32,790	817,455
Western Asset Mortgage Capital Corp. (b)	21,193	267,244
Whitestone REIT	13,035	150,294
Xenia Hotels & Resorts, Inc.	53,721	937,969

		73,034,179

Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc.	6,229	138,159
Drew Industries, Inc.	11,612	634,131
Malibu Boats, Inc. (a)	8,698	121,598
Marine Products Corp.	5,203	36,109
MCBC Holdings, Inc. (a)	2,331	30,210
Winnebago Industries, Inc.	12,912	247,265

		1,207,472

Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	25,524	618,957

Restaurants — 2.1%
Biglari Holdings, Inc. (a)	803	293,689
BJ’s Restaurants, Inc. (a)	10,294	442,951
Bob Evans Farms, Inc.	10,604	459,683
Bojangles’, Inc. (a)	4,084	69,020
Bravo Brio Restaurant Group, Inc. (a)	7,313	82,417
Buffalo Wild Wings, Inc. (a)	9,094	1,759,052
Carrols Restaurant Group, Inc. (a)	16,451	195,767
Cheesecake Factory, Inc.	23,251	1,254,624
Cracker Barrel Old Country Store, Inc.	9,165	1,349,821
Dave & Buster’s Entertainment, Inc. (a)	10,948	414,163
Denny’s Corp. (a)	40,688	448,789

Common Stocks	Shares	Value
Restaurants (continued)
Diamond Resorts International, Inc. (a)	20,471	$478,817
DineEquity, Inc.	8,171	748,954
El Pollo Loco Holdings, Inc. (a)	6,643	71,612
Ellie Mae, Inc. (a)	14,054	935,575
Fiesta Restaurant Group, Inc. (a)	12,857	583,322
Fogo De Chao, Inc. (a)	1,941	30,280
Habit Restaurants, Inc. (a)	5,617	120,260
J Alexanders Holdings, Inc. (a)	6,668	66,475
Jack in the Box, Inc.	17,863	1,376,166
Jamba, Inc. (a)(b)	6,484	92,397
Kona Grill, Inc. (a)	4,111	64,748
Krispy Kreme Doughnuts, Inc. (a)	31,165	455,944
Noodles & Co. (a)(b)	5,577	78,970
Papa John’s International, Inc.	13,792	944,476
Papa Murphy’s Holdings, Inc. (a)	4,486	65,854
Popeyes Louisiana Kitchen, Inc. (a)	11,126	627,061
Potbelly Corp. (a)	10,791	118,809
Red Robin Gourmet Burgers, Inc. (a)	6,794	514,578
Ruby Tuesday, Inc. (a)	30,253	187,871
Ruth’s Hospitality Group, Inc.	16,603	269,633
Shake Shack, Inc., Class A (a)(b)	2,778	131,677
Sonic Corp.	25,045	574,783
Texas Roadhouse, Inc.	33,348	1,240,546
Wingstop, Inc. (a)	2,925	70,141
Zoe’s Kitchen, Inc. (a)(b)	9,327	368,323

		16,987,248

Scientific Instruments: Control & Filter — 0.3%
Brady Corp., Class A	22,794	448,130
CIRCOR International, Inc.	8,260	331,391
ESCO Technologies, Inc.	12,505	448,930
Gorman-Rupp Co.	9,264	222,058
Sun Hydraulics Corp.	10,858	298,269
Thermon Group Holdings, Inc. (a)	15,494	318,402
Watts Water Technologies, Inc., Class A	13,554	715,922

		2,783,102

Scientific Instruments: Electrical — 0.5%
Allied Motion Technologies, Inc.	3,256	57,859
AZZ, Inc.	12,402	603,854
EnerSys, Inc.	21,076	1,129,252
Franklin Electric Co., Inc.	22,831	621,688
Littelfuse, Inc.	10,834	987,519
Preformed Line Products Co.	1,174	43,614
Taser International, Inc. (a)	25,805	568,355

		4,012,141

Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	6,993	406,014
FARO Technologies, Inc. (a)	8,320	291,200

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	21

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Scientific Instruments: Gauges & Meters (continued)
Itron, Inc. (a)	18,384	$586,633
Mesa Laboratories, Inc.	1,390	154,846
Vishay Precision Group, Inc. (a)	5,850	67,802

		1,506,495

Scientific Instruments: Pollution Control — 0.2%
Ceco Environmental Corp.	11,866	97,183
Darling International, Inc. (a)	79,482	893,378
Heritage-Crystal Clean, Inc. (a)	6,439	66,128
Team, Inc. (a)	10,016	321,714
TRC Cos., Inc. (a)	8,646	102,282
U.S. Ecology, Inc.	10,478	457,365

		1,938,050

Securities Brokerage & Services — 0.4%
BGC Partners, Inc., Class A	87,939	722,859
Gain Capital Holdings, Inc.	15,116	110,045
INTL. FCStone, Inc. (a)	7,306	180,385
Investment Technology Group, Inc.	16,393	218,683
Ladenburg Thalmann Financial Services, Inc. (a)	50,694	106,964
MarketAxess Holdings, Inc.	17,856	1,658,465
Virtu Financial, Inc., Class A	9,110	208,801

		3,206,202

Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc. (a)(b)	304,565	523,852
Alpha & Omega Semiconductor Ltd. (a)	8,583	66,862
Amkor Technology, Inc. (a)	46,808	210,168
Applied Micro Circuits Corp. (a)	39,471	209,591
Cavium, Inc. (a)	26,334	1,616,118
Ceva, Inc. (a)	10,008	185,849
Cirrus Logic, Inc. (a)	30,044	946,686
Diodes, Inc. (a)	17,962	383,848
DSP Group, Inc. (a)	10,376	94,525
Emcore Corp. (a)	9,135	62,118
Exar Corp. (a)	18,412	109,551
Fairchild Semiconductor International, Inc. (a)	55,879	784,541
FormFactor, Inc. (a)	27,806	188,525
Inphi Corp. (a)	18,454	443,634
Integrated Device Technology, Inc. (a)	70,424	1,429,607
Integrated Silicon Solution, Inc.	15,312	329,055
Intersil Corp., Class A	63,008	737,194
IXYS Corp.	11,748	131,108
Kopin Corp. (a)	31,174	97,886
Lattice Semiconductor Corp. (a)	55,128	212,243
MA-COM Technology Solutions Holdings, Inc. (a)	11,278	326,949
MaxLinear, Inc., Class A (a)	24,755	307,952
Microsemi Corp. (a)	45,131	1,481,199

Common Stocks	Shares	Value
Semiconductors & Components (continued)
Monolithic Power Systems, Inc.	18,601	$952,371
OmniVision Technologies, Inc. (a)	27,919	733,153
Pericom Semiconductor Corp.	10,746	196,114
PMC - Sierra, Inc. (a)	83,641	566,250
Power Integrations, Inc.	14,073	593,458
Rambus, Inc. (a)	55,447	654,275
Semtech Corp. (a)	31,869	481,222
Sigma Designs, Inc. (a)	17,092	117,764
Silicon Laboratories, Inc. (a)	20,497	851,445
Vishay Intertechnology, Inc.	65,023	630,073

		16,655,186

Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)(b)	15,084	871,704
Cascade Microtech, Inc. (a)	6,363	89,973
Xcerra Corp. (a)	26,381	165,673

		1,127,350

Shipping — 0.5%
Eagle Bulk Shipping, Inc. (a)(b)	10,596	62,834
Frontline Ltd. (a)(b)	51,927	139,684
GasLog Ltd.	19,947	191,890
Gener8 Maritime, Inc. (a)	6,595	72,215
Golden Ocean Group Ltd. (b)	30,671	75,451
Gulfmark Offshore, Inc., Class A	12,598	76,974
Matson, Inc.	20,552	791,046
Navios Maritime Holdings, Inc.	39,898	99,346
Nordic American Offshore Ltd. (a)	9,448	56,688
Nordic American Tankers Ltd.	42,945	652,764
Safe Bulkers, Inc.	17,814	49,167
Scorpio Tankers, Inc.	86,112	789,647
Ship Finance International Ltd.	28,612	464,945
Teekay Tankers Ltd., Class A	45,900	316,710
Tidewater, Inc. (b)	22,525	295,978
Ultrapetrol Bahamas Ltd. (a)	9,205	3,774
UTI Worldwide, Inc. (a)	43,828	201,171

		4,340,284

Software — 0.4%
Actua Corp. (a)	19,369	227,779
Castlight Health, Inc. (a)	16,660	69,972
Five9, Inc. (a)	11,475	42,458
FleetMatics Group PLC (a)	18,116	889,314
Gigamon, Inc. (a)	13,153	263,192
Globant SA (a)	7,248	221,716
MobileIron, Inc. (a)	19,390	60,109
Model N, Inc. (a)	10,480	104,905
Park City Group, Inc. (a)(b)	5,357	56,624
Paycom Software, Inc. (a)	15,196	545,688
Qualys, Inc. (a)	11,972	340,723

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	22

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Software (continued)
Rubicon Project, Inc. (a)	12,620	$183,369

		3,005,849

Specialty Retail — 3.3%
1-800-Flowers.com, Inc., Class A (a)	11,811	107,480
Abercrombie & Fitch Co., Class A	33,383	707,386
America’s Car-Mart, Inc. (a)	4,101	135,702
American Eagle Outfitters, Inc.	93,330	1,458,748
Asbury Automotive Group, Inc. (a)	12,971	1,052,597
Ascena Retail Group, Inc. (a)	82,332	1,145,238
Barnes & Noble Education, Inc. (a)	15,610	198,403
Barnes & Noble, Inc.	24,360	295,000
bebe Stores, Inc.	14,016	13,175
Big 5 Sporting Goods Corp.	8,808	91,427
Blue Nile, Inc. (a)	5,782	193,928
Boot Barn Holdings, Inc. (a)	5,752	106,009
Buckle, Inc. (b)	13,543	500,685
Build-A-Bear Workshop, Inc. (a)	6,865	129,680
Burlington Stores, Inc. (a)	36,072	1,841,115
Caleres, Inc.	21,018	641,679
Cato Corp., Class A	12,588	428,370
Chico’s FAS, Inc.	68,879	1,083,467
Children’s Place Retail Stores, Inc.	9,890	570,356
Christopher & Banks Corp. (a)	18,731	20,791
Citi Trends, Inc.	7,513	175,654
Conn’s, Inc. (a)(b)	13,158	316,318
Container Store Group, Inc. (a)(b)	7,535	106,093
Destination XL Group, Inc. (a)	17,471	101,506
Express, Inc. (a)	40,649	726,398
Finish Line, Inc., Class A	22,067	425,893
Five Below, Inc. (a)	26,151	878,151
Francesca’s Holdings Corp. (a)	20,105	245,884
FTD Cos., Inc. (a)	8,736	260,333
Genesco, Inc. (a)	11,532	658,131
Group 1 Automotive, Inc.	11,219	955,298
Guess?, Inc.	29,725	634,926
Haverty Furniture Cos., Inc.	9,892	232,264
Hibbett Sports, Inc. (a)	11,961	418,755
Lands’ End, Inc. (a)(b)	8,047	217,349
Lithia Motors, Inc., Class A	10,843	1,172,237
Lumber Liquidators Holdings, Inc. (a)(b)	13,344	175,340
MarineMax, Inc. (a)	12,502	176,653
Mattress Firm Holding Corp. (a)	9,865	411,962
Men’s Wearhouse, Inc.	22,991	977,577
Monro Muffler Brake, Inc.	15,104	1,020,275
Party City Holdco, Inc. (a)	12,400	198,028
Pep Boys-Manny Moe & Jack (a)	25,778	314,234
Performance Sports Group Ltd. (a)	21,814	292,744

Common Stocks	Shares	Value
Specialty Retail (continued)
Pier 1 Imports, Inc.	43,493	$300,102
Regis Corp. (a)	19,192	251,415
Restoration Hardware Holdings, Inc. (a)	15,962	1,489,414
RetailMeNot, Inc. (a)	18,569	153,009
Shoe Carnival, Inc.	7,162	170,456
Shutterfly, Inc. (a)	18,070	646,002
Sonic Automotive, Inc., Class A	15,843	323,514
Sportsman’s Warehouse Holdings, Inc. (a)	8,652	106,593
Stage Stores, Inc.	15,524	152,756
Stamps.com, Inc. (a)	6,867	508,227
Stein Mart, Inc.	13,837	133,942
Systemax, Inc. (a)	5,534	41,450
Tilly’s, Inc., Class A (a)	5,353	39,398
Vitamin Shoppe, Inc. (a)	14,333	467,829
Wayfair, Inc., Class A (a)(b)	9,662	338,750
Zumiez, Inc. (a)	8,776	137,169

		27,073,265

Steel — 0.2%
AK Steel Holding Corp. (a)(b)	85,038	204,942
Carbonite, Inc. (a)	8,937	99,469
Carpenter Technology Corp.	24,246	721,803
Handy & Harman Ltd. (a)	1,379	33,068
Olympic Steel, Inc.	4,357	43,352
Ryerson Holding Corp. (a)	5,393	28,313
Schnitzer Steel Industries, Inc., Class A	12,798	173,285
TimkenSteel Corp.	19,071	192,999

		1,497,231

Technology: Miscellaneous — 0.2%
Benchmark Electronics, Inc. (a)	25,156	547,395
CTS Corp.	15,881	293,957
Fabrinet (a)	17,062	312,746
Kimball Electronics, Inc. (a)	14,120	168,452
Pendrell Corp. (a)	78,751	56,701
Plexus Corp. (a)	16,123	622,025

		2,001,276

Telecommunications Equipment — 0.3%
Applied Optoelectronics, Inc. (a)	8,198	153,959
CalAmp Corp. (a)	17,448	280,738
Clearfield, Inc. (a)	5,477	73,556
Inteliquent, Inc.	16,097	359,446
Knowles Corp. (a)	41,888	771,996
Oclaro, Inc. (a)	45,974	105,740
Ubiquiti Networks, Inc. (b)	14,692	497,912

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	23

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Telecommunications Equipment (continued)
Vocera Communications, Inc. (a)	12,822	$146,299
		2,389,646
Textile Products — 0.1%
Culp, Inc.	4,964	159,195
Interface, Inc.	31,694	711,213
Unifi, Inc. (a)	7,244	215,944

		1,086,352

Textiles Apparel & Shoes — 0.9%
Cherokee, Inc. (a)	4,067	63,120
Columbia Sportswear Co.	13,596	799,309
Crocs, Inc. (a)	36,916	477,139
Deckers Outdoor Corp. (a)	15,732	913,400
G-III Apparel Group Ltd. (a)	18,994	1,171,170
Iconix Brand Group, Inc. (a)	22,918	309,851
Oxford Industries, Inc.	7,031	519,450
Perry Ellis International, Inc. (a)	5,814	127,675
Sequential Brands Group, Inc. (a)	12,246	177,200
Steven Madden Ltd. (a)	26,724	978,633
Superior Uniform Group, Inc.	3,560	63,831
Tumi Holdings, Inc. (a)	26,888	473,766
Vera Bradley, Inc. (a)	10,095	127,298
Vince Holding Corp. (a)	7,848	26,919
Weyco Group, Inc.	3,167	85,636
Wolverine World Wide, Inc.	49,044	1,061,312

		7,375,709

Tobacco — 0.2%
Universal Corp.	10,880	539,322
Vector Group Ltd.	41,048	928,095

		1,467,417

Toys — 0.0%
JAKKS Pacific, Inc. (a)	9,338	79,560

Transportation Miscellaneous — 0.3%
Echo Global Logistics, Inc. (a)	14,339	281,044
Hub Group, Inc., Class A (a)	17,312	630,330
Scorpio Bulkers, Inc. (a)	159,234	232,481
Textainer Group Holdings Ltd. (b)	10,836	178,686
Wesco Aircraft Holdings, Inc. (a)	29,469	359,522
XPO Logistics, Inc. (a)(b)	34,394	819,609

		2,501,672

Truckers — 0.8%
ArcBest Corp.	12,429	320,295
Celadon Group, Inc.	13,110	210,022
Con-way, Inc.	27,240	1,292,538
Covenant Transportation Group, Inc., Class A (a)	5,632	101,207
Forward Air Corp.	14,821	614,923
FRP Holdings, Inc. (a)	3,354	101,090
Heartland Express, Inc.	24,176	482,070

Common Stocks	Shares	Value
Truckers (continued)
Knight Transportation, Inc.	30,135	$723,240
Marten Transport Ltd.	11,555	186,844
PAM Transportation Services, Inc. (a)	1,577	52,120
Roadrunner Transportation Systems, Inc. (a)	13,524	248,842
Saia, Inc. (a)	12,055	373,102
Swift Transportation Co. (a)	42,511	638,515
Universal Truckload Services, Inc.	3,942	61,377
USA Truck, Inc. (a)	4,522	77,914
Werner Enterprises, Inc.	21,268	533,827
YRC Worldwide, Inc. (a)	15,511	205,676

		6,223,602

Utilities: Electrical — 1.9%
ALLETE, Inc.	23,363	1,179,598
Atlantic Power Corp.	57,710	107,341
Avista Corp.	29,928	995,106
Black Hills Corp.	21,437	886,206
Cleco Corp.	28,877	1,537,411
El Paso Electric Co.	19,289	710,221
Empire District Electric Co.	20,821	458,687
Genie Energy Ltd. (a)	6,177	50,837
IDACORP, Inc.	24,007	1,553,493
MGE Energy, Inc.	16,428	676,669
NorthWestern Corp.	22,491	1,210,691
NRG Yield, Inc., Class A	16,487	183,830
NRG Yield, Inc., Class C	30,309	351,887
Otter Tail Corp.	17,880	465,953
Pattern Energy Group, Inc.	26,677	509,264
PNM Resources, Inc.	38,256	1,073,081
Portland General Electric Co.	42,751	1,580,504
Spark Energy, Inc., Class A	1,500	24,825
Talen Energy Corp. (a)	40,312	407,151
UIL Holdings Corp.	27,087	1,361,663
Unitil Corp.	6,625	244,330

		15,568,748

Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	7,291	387,006
Laclede Group, Inc.	20,893	1,139,295
New Jersey Resources Corp.	40,734	1,223,242
Northwest Natural Gas Co.	13,079	599,541
Piedmont Natural Gas Co., Inc.	37,627	1,507,714
South Jersey Industries, Inc.	32,814	828,554
Southwest Gas Corp.	22,415	1,307,243
WGL Holdings, Inc.	23,790	1,371,969

		8,364,564

Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	17,761	604,407

Utilities: Telecommunications — 1.1%
8x8, Inc. (a)	42,406	350,698

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	24

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Utilities: Telecommunications (continued)
Atlantic Tele-Network, Inc.	4,907	$362,775
Boingo Wireless, Inc. (a)	17,210	142,499
Cincinnati Bell, Inc. (a)	102,191	318,836
Cogent Communications Group, Inc.	22,144	601,431
Consolidated Communications Holdings, Inc.	24,311	468,473
Fairpoint Communications, Inc. (a)	10,011	154,270
General Communication, Inc., Class A (a)	16,875	291,262
Globalstar, Inc. (a)	227,660	357,426
GTT Communications, Inc. (a)	11,695	272,026
Hawaiian Telcom Holdco, Inc. (a)	5,370	111,589
IDT Corp., Class B	7,946	113,628
inContact, Inc. (a)	28,981	217,647
Iridium Communications, Inc. (a)	39,586	243,454
j2 Global, Inc.	22,903	1,622,678
Lumos Networks Corp.	10,758	130,817
NeuStar, Inc., Class A (a)(b)	9,676	263,284
NTELOS Holdings Corp. (a)	8,543	77,143
ORBCOMM, Inc. (a)	28,717	160,241
Premiere Global Services, Inc. (a)	22,064	303,159
Shenandoah Telecommunications Co.	11,595	496,382
Spok Holdings, Inc.	10,577	174,097
Straight Path Communications, Inc., Class B (a)(b)	4,437	179,299
Vonage Holdings Corp. (a)	89,349	525,372
West Corp.	25,146	563,270
Windstream Holdings, Inc. (b)	48,453	297,501

		8,799,257

Utilities: Water — 0.3%
American States Water Co.	18,099	749,298
Artesian Resources Corp., Class A	3,821	92,239
California Water Service Group	22,902	506,592
Connecticut Water Service, Inc.	5,344	195,163
Consolidated Water Co. Ltd.	7,006	81,270
Middlesex Water Co.	7,682	183,139
SJW Corp.	7,441	228,811
York Water Co.	6,141	129,084

		2,165,596

Total Common Stocks - 96.3%		790,237,336

	Beneficial Interest (000)	Value
Other Interests (d) — 0.0%
Gerber Scientific, Inc.	$13	$129

	Shares
Rights — 0.0%
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064

Warrants — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrant, Expires 4/15/16, Strike Price $8.50)	7,791	—
Total Long-Term Investments (Cost — $616,037,182) — 96.3%		790,308,529

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(e)	9,877,463	9,877,463

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(e)(f)	$21,050	21,049,994

Total Short-Term Securities (Cost — $30,927,457) — 3.8%		30,927,457

Total Investments (Cost — $646,964,639*) — 100.1%		821,235,986
Liabilities in Excess of Other Assets — (0.1)%		(652,828)

Net Assets — 100.0%		$820,583,158

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$664,987,255

Gross unrealized appreciation	$233,971,320
Gross unrealized depreciation	(77,722,589)

Net unrealized appreciation	$156,248,731

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	25

Schedule of Investments (continued)	Master Small Cap Index Series

(c)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	14,055,813	4,178,350	[1]	—	9,877,463	$9,877,463	$22,179
BlackRock Liquidity Series, LLC, Money Market Series	$18,352,402	—		$(2,697,592)[2]	$21,049,994	$21,049,994	$1,366,466
PennyMac Financial Services, Inc.	5,912	—		—	5,912	$94,592	—
PennyMac Mortgage Investment Trust	28,817	—		—	28,817	$445,799	$35,157

[1]	Represents net shares purchased.
[2]	Represents beneficial interest sold.
[3]	Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
279	Russell 2000 Mini Index	December 2015	$30,575,610	$(589,759)

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	26

Schedule of Investments (continued)	Master Small Cap Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Series has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. As of period end, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Common Stocks	$790,129,588	$77,718	$30,030	$790,237,336
Other Interests	—	—	129	129
Rights	—	—	71,064	71,064
Short-Term Securities	9,877,463	21,049,994	—	30,927,457

Total	$800,007,051	$21,127,712	$101,223	$821,235,986

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(589,759)	—	—	$(589,759)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	27

Schedule of Investments (continued)	Master Small Cap Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$70,830	—	—	$70,830
Cash pledged for financial futures contracts	666,600	—	—	666,600
Liabilities:
Collateral on securities loaned at value	—	$(21,049,994)	—	(21,049,994)

Total	$737,430	$(21,049,994)	—	$(20,312,564)

During the period ended September 30, 2015, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	28

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 89.11%
Money Market Funds – 2.26%
JPMorgan U.S. Government Money Market Fund, Capital ClassA	2,179,532	$2,180

	Par Amount
	(000’s)
U.S. Treasury Bills - 86.85%
0.010%, Due 2/4/2016A	$1,000,000	1,000
0.041%, Due 12/17/2015 A	80,000,000	80,003
0.008%, Due 1/28/2016 A	2,900,000	2,900

		83,903

Total Short-Term Investments (Cost $86,071)		86,083

TOTAL INVESTMENTS - 89.11% (Cost $86,071)		86,083
OTHER ASSETS, NET OF LIABILITIES – 10.89%		10,518

TOTAL NET ASSETS - 100.00%		$96,601

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Purchased Futures Contracts Open on September 30, 2015:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa Futures A	39	December 2015	$1,214,460	$(63,534)
LME Copper FuturesA	1	October 2015	129,475	(6,350)
LME Lead FuturesA	2	October 2015	83,250	(2,406)
LME Primary Aluminum Futures A	18	October 2015	709,763	(14,477)
LME Zinc FuturesA	7	October 2015	294,175	(5,092)

			$2,431,123	$(91,859)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	133	December 2016	$32,935,788	$51,125
90-Day Eurodollar Futures	149	September 2017	36,758,300	75,615
90-Day Eurodollar Futures	181	June 2018	44,501,113	108,770
90-Day Sterling Futures	294	December 2016	55,076,522	85,090
90-Day Sterling Futures	305	September 2017	56,952,653	78,578
Japanese Yen Currency Futures	39	December 2015	4,067,213	(35,262)

			$230,291,589	$363,916

1

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures	5	December 2015	$482,400	$(68)

			$482,400	$(68)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
10-Year Japanese Government Bond (OSE) Futures	38	December 2015	$46,931,022	$84,046
3-Month Euro Euribor Futures	404	December 2016	112,908,144	42,101
3-Month Euro Euribor Futures	84	September 2017	23,452,485	11,586
3-Month Euro Euribor Futures	196	June 2018	54,623,911	15,685
Australia 10-Year Bond Futures	59	December 2015	5,359,252	20,292
Euro-Bobl Futures	105	December 2015	15,137,524	31,801
Euro-Bund Futures	29	December 2015	5,061,273	33,183
Euro-Buxl 30-Year Bond Futures	3	December 2015	522,071	(1,029)
Long GILT Futures	56	December 2015	10,086,045	56,424
U.S. 10-Year Treasury Note Futures	58	December 2015	7,466,594	26,992
U.S. 2-Year Treasury Note Futures	154	December 2015	33,730,812	19,566
U.S. 5-Year Treasury Note Futures	114	December 2015	13,738,781	31,863
U.S. Long Bond (CBT) Futures	7	December 2015	1,101,406	3,432
U.S. Ultra-Bond (CBT) Futures	6	December 2015	962,438	(1,130)

			$331,081,758	$374,812

Sold Futures Contracts Open on September 30, 2015:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	22	November 2015	$(1,064,140)	$43,949
Brent Crude FuturesA	3	December 2015	(147,150)	(373)
Coffee ‘C’ FuturesA	18	December 2015	(819,113)	40,499
Copper FuturesA	21	December 2015	(1,229,025)	(41,921)
Corn FuturesA	78	December 2015	(1,512,225)	(55,701)
Gasoline RBOB FuturesA	8	November 2015	(459,211)	3,095
Gold 100oz FuturesA	45	December 2015	(5,018,400)	(44,592)
LME Copper FuturesA	4	October 2015	(517,900)	5,977
LME Copper FuturesA	1	November 2015	(129,313)	3,371
LME Copper FuturesA	1	December 2015	(129,137)	(3,844)
LME Lead FuturesA	7	October 2015	(291,375)	7,262
LME Lead FuturesA	6	November 2015	(250,387)	2,967
LME Lead FuturesA	5	December 2015	(209,062)	(393)
LME Nickel FuturesA	6	October 2015	(373,554)	18,976
LME Nickel FuturesA	2	November 2015	(124,656)	(3,137)
LME Nickel FuturesA	2	December 2015	(124,752)	(6,107)
LME Primary Aluminum FuturesA	68	October 2015	(2,681,325)	36,288

2

LME Primary Aluminum FuturesA	8	November 2015	$(312,550)	$3,153
LME Primary Aluminum FuturesA	11	December 2015	(432,575)	34
LME Zinc FuturesA	7	October 2015	(294,175)	36,816
LME Zinc FuturesA	1	November 2015	(42,119)	2,737
LME Zinc FuturesA	15	December 2015	(632,906)	24,498
Low Sulphur Gasoil Futures	23	November 2015	(1,074,100)	2,478
Natural Gas FuturesA	63	November 2015	(1,590,120)	146,299
Natural Gas Swap FuturesA	16	November 2015	(100,960)	20,183
Natural Gas Swap FuturesA	16	December 2015	(108,040)	13,103
Natural Gas Swap FuturesA	16	January 2016	(113,240)	7,903
Natural Gas Swap FuturesA	16	February 2016	(113,680)	7,463
Natural Gas Swap FuturesA	16	March 2016	(112,560)	8,583
Natural Gas Swap FuturesA	20	April 2016	(134,400)	13,339
Natural Gas Swap FuturesA	20	May 2016	(134,750)	12,989
Natural Gas Swap FuturesA	20	June 2016	(136,550)	11,189
Natural Gas Swap FuturesA	20	July 2016	(138,450)	9,289
Natural Gas Swap FuturesA	20	August 2016	(139,000)	8,739
Natural Gas Swap FuturesA	20	September 2016	(138,700)	9,039
Natural Gas Swap FuturesA	20	October 2016	(140,050)	7,689
Natural Gas Swap FuturesA	8	November 2016	(57,620)	8,191
Natural Gas Swap FuturesA	8	December 2016	(61,000)	4,811
Natural Gas Swap FuturesA	8	January 2017	(63,040)	2,771
Natural Gas Swap FuturesA	8	February 2017	(62,920)	2,891
Natural Gas Swap FuturesA	8	March 2017	(61,720)	4,091
NY Harbor ULSD FuturesA	19	November 2015	(1,226,845)	(4,663)
Silver FuturesA	15	December 2015	(1,088,850)	9,326
Soybean FuturesA	62	November 2015	(2,765,200)	25,745
Sugar #11 (World Markets) FuturesA	131	March 2016	(1,889,754)	(81,786)
Wheat (CBT) FuturesA	35	December 2015	(897,313)	(35,274)
WTI Crude FuturesA	15	November 2015	(676,350)	(6,214)

			$(29,820,262)	$281,728

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency Futures	49	December 2015	$(3,424,120)	$(26,757)
Canadian Dollar Currency Futures	78	December 2015	(5,840,640)	33,605
Euro FX Currency Futures	15	December 2015	(2,096,063)	4,626
Mexican Peso Currency Futures	124	December 2015	(3,641,260)	(30,129)
Pound Sterling Currency Futures	110	December 2015	(10,390,188)	69,394
Swiss Franc Currency Futures	22	December 2015	(2,827,550)	5,829

			$(28,219,821)	$56,628

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	8	October 2015	$(753,127)	$21,154
CAC40 Index Futures	13	October 2015	(646,634)	10,701
DAX Index Futures	5	December 2015	(1,349,190)	82,123
E-Mini Russell 2000 Futures	19	December 2015	(2,082,210)	81,332
Euro Stoxx 50 Index Futures	32	December 2015	(1,105,242)	31,738

3

FTSE 100 Index Futures	23	December 2015	$(2,094,031)	$42,360
FTSE/JSE Top 40 Index Futures	30	December 2015	(980,517)	(29,694)
FTSE/MIB Index Futures	3	December 2015	(355,987)	2,470
Hang Seng Index Futures	15	October 2015	(2,012,116)	28,387
H-SHARES Index Futures	20	October 2015	(1,209,928)	15,209
IBEX 35 Index Futures	8	October 2015	(852,826)	10,631
KOSPI 200 Index Futures	59	December 2015	(5,883,574)	(93,257)
Mini MSCI EAFE Index Futures	3	December 2015	(247,425)	8,980
Mini MSCI Emerging Markets Index Futures	19	December 2015	(751,545)	16,318
MSCI Taiwan Stock Index Futures	53	October 2015	(1,597,950)	6,904
NASDAQ 100 E-Mini Futures	23	December 2015	(1,914,980)	45,035
Nikkei 225 (SGX) Futures	15	December 2015	(1,082,816)	49,638
OMXS30 Index Futures	67	October 2015	(1,133,083)	44,352
S&P 500 E-mini Futures	48	December 2015	(4,580,880)	63,327
S&P/TSX 60 Index Futures	17	December 2015	(1,987,261)	(5,741)
SPI 200 Futures	16	December 2015	(1,405,766)	2,071
TOPIX Index Futures	4	December 2015	(470,637)	9,789

			$(34,497,725)	$443,827

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Australia 3-Year Bond Futures	69	December 2015	$(5,437,594)	$(17,976)

			$(5,437,594)	$(17,976)

Foreign Currency Contracts Open at September 30, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	KRW	421,834	10/2/2015	DUB	$—	$(1,259)	$(1,259)
Buy	KRW	1,012,402	10/2/2015	DUB	—	(3,858)	(3,858)
Buy	KRW	759,301	10/2/2015	DUB	—	(3,993)	(3,993)
Buy	KRW	506,201	10/2/2015	DUB	2,719	—	2,719
Buy	TWD	1,138,866	10/2/2015	DUB	—	(18,720)	(18,720)
Buy	TWD	759,244	10/2/2015	DUB	—	(13,553)	(13,553)
Buy	INR	304,692	10/5/2015	DUB	1,243	—	1,243
Buy	INR	2,102,377	10/5/2015	DUB	20,337	—	20,337
Buy	INR	2,102,377	10/5/2015	DUB	20,400	—	20,400
Buy	INR	1,485,375	10/5/2015	DUB	14,698	—	14,698
Buy	INR	3,427,788	10/5/2015	DUB	—	(46,794)	(46,794)
Buy	INR	1,569,165	10/5/2015	DUB	30,126	—	30,126
Buy	MYR	113,642	10/15/2015	DUB	—	(2,583)	(2,583)
Buy	MYR	56,821	10/15/2015	DUB	805	—	805
Buy	MYR	56,821	10/15/2015	DUB	993	—	993
Buy	EUR	1,132	10/16/2015	DUB	—	(13)	(13)
Buy	JPY	40,639	10/16/2015	DUB	—	(4)	(4)
Buy	JPY	64,095	10/16/2015	DUB	97	—	97

4

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	SEK	15,748	10/16/2015	DUB	$160	$—	$160
Buy	ZAR	8,394	10/16/2015	DUB	11	—	11
Buy	INR	265,834	10/21/2015	DUB	953	—	953
Buy	INR	37,976	10/21/2015	DUB	25	—	25
Buy	INR	303,810	10/21/2015	DUB	791	—	791
Buy	INR	4,374,862	10/21/2015	DUB	24,733	—	24,733
Buy	INR	341,786	10/21/2015	DUB	1,488	—	1,488
Buy	INR	227,857	10/21/2015	DUB	115	—	115
Buy	INR	2,020,335	10/21/2015	DUB	17,796	—	17,796
Buy	INR	303,810	10/21/2015	DUB	389	—	389
Buy	INR	227,857	10/21/2015	DUB	581	—	581
Buy	INR	227,857	10/21/2015	DUB	257	—	257
Buy	INR	227,857	10/21/2015	DUB	352	—	352
Buy	INR	265,834	10/21/2015	DUB	1,064	—	1,064
Buy	KRW	421,542	10/21/2015	DUB	—	(7,879)	(7,879)
Buy	KRW	1,264,625	10/21/2015	DUB	—	(16,244)	(16,244)
Buy	KRW	505,850	10/21/2015	DUB	—	(7,880)	(7,880)
Buy	KRW	252,925	10/21/2015	DUB	—	(1,344)	(1,344)
Buy	KRW	421,542	10/21/2015	DUB	—	(5,097)	(5,097)
Buy	TWD	75,927	10/21/2015	DUB	—	(1,401)	(1,401)
Buy	TWD	75,927	10/21/2015	DUB	—	(505)	(505)
Buy	TWD	835,201	10/21/2015	DUB	—	(14,220)	(14,220)
Buy	TWD	75,927	10/21/2015	DUB	—	(1,273)	(1,273)
Buy	TWD	531,492	10/21/2015	DUB	—	(9,466)	(9,466)
Buy	TWD	75,927	10/21/2015	DUB	—	(1,138)	(1,138)
Buy	PHP	587,513	10/23/2015	DUB	—	(3,504)	(3,504)
Buy	PHP	53,410	10/23/2015	DUB	—	(212)	(212)
Buy	PHP	106,821	10/23/2015	DUB	—	(683)	(683)
Buy	PHP	53,410	10/23/2015	DUB	—	(144)	(144)
Buy	PHP	53,410	10/23/2015	DUB	—	(342)	(342)
Buy	PHP	160,231	10/23/2015	DUB	—	(665)	(665)
Buy	PHP	53,410	10/23/2015	DUB	—	(214)	(214)
Buy	PHP	640,923	10/23/2015	DUB	—	(3,587)	(3,587)
Buy	PHP	53,410	10/23/2015	DUB	—	(313)	(313)
Buy	PHP	53,410	10/23/2015	DUB	—	(248)	(248)
Buy	PHP	53,410	10/23/2015	DUB	—	(256)	(256)
Buy	PHP	53,410	10/23/2015	DUB	—	(218)	(218)
Buy	PHP	53,410	10/23/2015	DUB	—	(218)	(218)
Buy	INR	227,238	11/5/2015	DUB	302	—	302
Buy	INR	340,857	11/5/2015	DUB	258	—	258
Sell	KRW	84,367	10/2/2015	DUB	—	(437)	(437)
Sell	KRW	1,181,136	10/2/2015	DUB	—	(5,110)	(5,110)
Sell	KRW	590,568	10/2/2015	DUB	—	(4,941)	(4,941)
Sell	KRW	421,834	10/2/2015	DUB	—	(8,050)	(8,050)
Sell	KRW	253,101	10/2/2015	DUB	—	(1,322)	(1,322)
Sell	KRW	168,734	10/2/2015	DUB	—	(942)	(942)
Sell	TWD	1,898,110	10/2/2015	DUB	43,306	—	43,306
Sell	INR	609,385	10/5/2015	DUB	—	(9,415)	(9,415)
Sell	INR	2,894,576	10/5/2015	DUB	7,206	—	7,206

5

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	INR	6,931,749	10/5/2015	DUB	$—	$(172,985)	$(172,985)
Sell	INR	533,211	10/5/2015	DUB	1,957	—	1,957
Sell	MYR	56,821	10/15/2015	DUB	—	(536)	(536)
Sell	MYR	56,821	10/15/2015	DUB	2,225	—	2,225
Sell	MYR	113,642	10/15/2015	DUB	103	—	103
Sell	MYR	3,977,454	10/15/2015	DUB	88,531	—	88,531
Sell	MYR	170,462	10/15/2015	DUB	3,576	—	3,576
Sell	MYR	170,462	10/15/2015	DUB	2,788	—	2,788
Sell	MYR	113,642	10/15/2015	DUB	—	(1,126)	(1,126)
Sell	EUR	12,966	10/16/2015	DUB	196	—	196
Sell	EUR	29,360	10/16/2015	DUB	354	—	354
Sell	EUR	40,215	10/16/2015	DUB	595	—	595
Sell	EUR	9,438	10/16/2015	DUB	19	—	19
Sell	EUR	61,352	10/16/2015	DUB	108	—	108
Sell	EUR	355,051	10/16/2015	DUB	7,539	—	7,539
Sell	JPY	23,427	10/16/2015	DUB	—	(35)	(35)
Sell	JPY	2,636	10/16/2015	DUB	—	(6)	(6)
Sell	JPY	14,813	10/16/2015	DUB	—	(9)	(9)
Sell	JPY	1,962	10/16/2015	DUB	—	(5)	(5)
Sell	SEK	5,581	10/16/2015	DUB	85	—	85
Sell	SEK	1,194	10/16/2015	DUB	16	—	16
Sell	ZAR	44,922	10/16/2015	DUB	1,584	—	1,584
Sell	ZAR	2,600	10/16/2015	DUB	38	—	38
Sell	INR	8,810,485	10/21/2015	DUB	—	(138,236)	(138,236)
Sell	KRW	590,159	10/21/2015	DUB	—	(3,455)	(3,455)
Sell	KRW	421,542	10/21/2015	DUB	—	(3,233)	(3,233)
Sell	KRW	252,925	10/21/2015	DUB	—	(1,381)	(1,381)
Sell	KRW	84,308	10/21/2015	DUB	—	(643)	(643)
Sell	KRW	84,308	10/21/2015	DUB	—	(601)	(601)
Sell	KRW	84,308	10/21/2015	DUB	—	(566)	(566)
Sell	KRW	590,159	10/21/2015	DUB	—	(2,200)	(2,200)
Sell	KRW	168,617	10/21/2015	DUB	—	(1,596)	(1,596)
Sell	KRW	168,617	10/21/2015	DUB	—	(1,588)	(1,588)
Sell	KRW	168,617	10/21/2015	DUB	—	(1,598)	(1,598)
Sell	KRW	4,805,577	10/21/2015	DUB	19,517	—	19,517
Sell	KRW	84,308	10/21/2015	DUB	—	(563)	(563)
Sell	KRW	252,925	10/21/2015	DUB	—	(1,395)	(1,395)
Sell	KRW	168,617	10/21/2015	DUB	—	(1,109)	(1,109)
Sell	TWD	3,948,224	10/21/2015	DUB	41,954	—	41,954
Sell	TWD	1,138,911	10/21/2015	DUB	318	—	318
Sell	TWD	1,214,838	10/21/2015	DUB	—	(841)	(841)
Sell	TWD	75,927	10/21/2015	DUB	230	—	230
Sell	TWD	75,927	10/21/2015	DUB	551	—	551
Sell	TWD	151,855	10/21/2015	DUB	500	—	500
Sell	TWD	607,419	10/21/2015	DUB	3,921	—	3,921
Sell	TWD	75,927	10/21/2015	DUB	894	—	894
Sell	PHP	53,410	10/23/2015	DUB	—	(25)	(25)
Sell	PHP	53,410	10/23/2015	DUB	—	(48)	(48)
Sell	PHP	5,939,219	10/23/2015	DUB	16,995	—	16,995

6

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	PHP	53,410	10/23/2015	DUB	$—	$(162)	$(162)
Sell	PHP	106,821	10/23/2015	DUB	—	(52)	(52)
Sell	PHP	53,410	10/23/2015	DUB	60	—	60
Sell	PHP	53,410	10/23/2015	DUB	—	(178)	(178)
Sell	PHP	106,821	10/23/2015	DUB	—	(393)	(393)
Sell	PHP	53,410	10/23/2015	DUB	—	(127)	(127)
Sell	PHP	53,410	10/23/2015	DUB	—	(177)	(177)
Sell	PHP	267,051	10/23/2015	DUB	—	(805)	(805)
Sell	KRW	505,580	11/5/2015	DUB	—	(2,688)	(2,688)
Sell	TWD	75,932	11/6/2015	DUB	—	(389)	(389)
Buy	BRL	25,224	10/2/2015	HUS	—	(780)	(780)
Buy	BRL	201,791	10/2/2015	HUS	538	—	538
Buy	BRL	151,343	10/2/2015	HUS	—	(11,153)	(11,153)
Buy	BRL	151,343	10/2/2015	HUS	9,405	—	9,405
Buy	BRL	151,343	10/2/2015	HUS	—	(15,524)	(15,524)
Buy	BRL	3,304,326	10/2/2015	HUS	35,863	—	35,863
Buy	BRL	201,791	10/2/2015	HUS	12,303	—	12,303
Buy	BRL	100,895	10/2/2015	HUS	—	(3,090)	(3,090)
Buy	BRL	151,343	10/2/2015	HUS	1,193	—	1,193
Buy	BRL	327,910	10/2/2015	HUS	—	(3,300)	(3,300)
Buy	BRL	302,686	10/2/2015	HUS	—	(23,453)	(23,453)
Buy	BRL	201,791	10/2/2015	HUS	36	—	36
Buy	BRL	126,119	10/2/2015	HUS	—	(3,240)	(3,240)
Buy	CNY	78,595	10/16/2015	HUS	—	(2,883)	(2,883)
Buy	CNY	2,593,628	10/16/2015	HUS	—	(92,137)	(92,137)
Buy	CNY	78,595	10/16/2015	HUS	—	(2,915)	(2,915)
Buy	CNY	78,595	10/16/2015	HUS	—	(2,906)	(2,906)
Buy	CNY	78,595	10/16/2015	HUS	—	(2,882)	(2,882)
Buy	CNY	864,543	10/16/2015	HUS	—	(32,260)	(32,260)
Sell	BRL	75,672	10/2/2015	HUS	—	(1,313)	(1,313)
Sell	BRL	100,895	10/2/2015	HUS	—	(1,745)	(1,745)
Sell	BRL	4,338,504	10/2/2015	HUS	442,528	—	442,528
Sell	BRL	50,448	10/2/2015	HUS	—	(883)	(883)
Sell	BRL	201,791	10/2/2015	HUS	7,463	—	7,463
Sell	BRL	630,597	10/2/2015	HUS	23,579	—	23,579
Sell	CNY	2,750,818	10/16/2015	HUS	—	(60,580)	(60,580)
Sell	CNY	1,021,732	10/16/2015	HUS	2,697	—	2,697
Sell	BRL	3,268,110	11/4/2015	HUS	—	(35,538)	(35,538)
Buy	PEN	77,090	10/9/2015	RBS	—	(47)	(47)
Buy	PEN	1,773,077	10/9/2015	RBS	5,262	—	5,262
Buy	PEN	77,090	10/9/2015	RBS	—	(86)	(86)
Buy	AUD	54,040	10/16/2015	RBS	—	(26)	(26)
Buy	AUD	128,427	10/16/2015	RBS	—	(2,884)	(2,884)
Buy	CLP	71,744	10/16/2015	RBS	—	(1,391)	(1,391)
Buy	CLP	71,744	10/16/2015	RBS	—	(365)	(365)
Buy	CLP	71,744	10/16/2015	RBS	—	(2,046)	(2,046)
Buy	CLP	71,744	10/16/2015	RBS	—	(1,152)	(1,152)
Buy	CLP	71,744	10/16/2015	RBS	—	(23)	(23)
Buy	CLP	71,744	10/16/2015	RBS	—	(1,349)	(1,349)

7

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	CLP	143,489	10/16/2015	RBS	$744	$—	$744
Buy	CLP	143,489	10/16/2015	RBS	—	(4,022)	(4,022)
Buy	CLP	143,489	10/16/2015	RBS	—	(3,369)	(3,369)
Buy	COP	64,670	10/16/2015	RBS	—	(1,875)	(1,875)
Buy	COP	64,670	10/16/2015	RBS	—	(2,641)	(2,641)
Buy	COP	64,670	10/16/2015	RBS	—	(1,641)	(1,641)
Buy	GBP	51,952	10/16/2015	RBS	—	(1,473)	(1,473)
Buy	HKD	88,120	10/16/2015	RBS	—	—	1
Sell	PEN	1,927,258	10/9/2015	RBS	—	(37,613)	(37,613)
Sell	AUD	118,060	10/16/2015	RBS	1,272	—	1,272
Sell	AUD	286,815	10/16/2015	RBS	5,980	—	5,980
Sell	CLP	71,744	10/16/2015	RBS	—	(188)	(188)
Sell	CLP	143,489	10/16/2015	RBS	$—	(713)	(713)
Sell	CLP	502,210	10/16/2015	RBS	1,551	—	1,551
Sell	CLP	2,798,026	10/16/2015	RBS	—	(5,130)	(5,130)
Sell	CLP	143,488	10/16/2015	RBS	1,666	—	1,666
Sell	CLP	71,744	10/16/2015	RBS	—	(1,025)	(1,025)
Sell	CLP	71,744	10/16/2015	RBS	—	(978)	(978)
Sell	COP	840,711	10/16/2015	RBS	3,322	—	3,322
Sell	COP	64,670	10/16/2015	RBS	—	(30)	(30)
Sell	COP	64,670	10/16/2015	RBS	—	(1,079)	(1,079)
Sell	COP	129,340	10/16/2015	RBS	—	(1,597)	(1,597)
Sell	GBP	58,617	10/16/2015	RBS	1,284	—	1,284
Sell	GBP	571,580	10/16/2015	RBS	14,770	—	14,770
Sell	GBP	62,969	10/16/2015	RBS	428	—	428
Sell	HKD	155,212	10/16/2015	RBS	11	—	11
Sell	HKD	137,020	10/16/2015	RBS	5	—	5
Sell	JPY	452,913	10/16/2015	RBS	—	(3,192)	(3,192)
Sell	KRW	795,175	10/16/2015	RBS	—	(323)	(323)

					$48,124	$(909,636)	$957,759

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Glossary

Counterparty Abbreviations:

DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland
HUS	HSB Bank Plc

Currency Abbreviations:

AUD	Australian Dollar	GBP	Pound Sterling	PEN	Peruvian Nuevo Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Yuan Renminbi	JPY	Japanese Yen	TWD	New Taiwan Dollar
COP	Colombian Peso	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro Currency	MYR	Malaysian Ringgit

8

Index Abbreviations:

CAC 40	French Stock Market Index	IBEX 35	Spanish Continuous Market Index	S&P 500	Standard and Poor’s Top 500 Companies Index
DAX	Deutsche Boerse AG German Stock Index	KOSPI 200	Korea Stock Exchange Index	S&P/TSX 60	S&P/Toronto Stock Exchange Composite Index
FTSE 100	Index of High Market Capitalization on the London Stock Exchange	MSCI	Morgan Stanley Capital International	SPI 200	Swiss Performance Index
FTSE/JSE Top 40	South African Index measures high market capitalization	Nikkei 225	Stock market index on the Tokyo Stock Exchange	Stoxx 50	European Index of to Blue-chip Companies
FTSE/MIB	Italian Stock Market Index	OMXS30	OMX Stockholm 30 Index	TOPIX	Tokyo Stock Price Index

Exchange Abbreviations:

CBT	Chicago Board of Trade	LME	London Metal Exchange	SGX	Singapore Exchange
ICE	Intercontinental Exchange	OSE	Oslo Stock Exchange

Other Abbreviations:

Buxl	Euro Buxl Futures	NASDAQ	National Association of Securities Dealers Automated Quotations	RBOB	Reformulated Blendstock for Oxygenate Blending
GILT	Gilt-Edged Securities	ULSD	Ultra-Low-Sulfur Diesel
H-Shares	A share of a company incorporated in the Chinese mainland that is listed on the Hong Kong Stock Exchange or other foreign exchange	WTI	West Texas Intermediate

TOP ACTIVE EXPOSURES BY ASSET CLASS
Commodities		% of VaR
Natural Gas Futures	Short	4.43
Crude Oil Futures	Short	4.38
Gold Futures	Short	4.00
Currencies		% of VaR
BRL/USD	Short	5.00
GBP/USD	Short	4.08
MRY/USD	Short	2.95
Equities		% of VaR
S&P 500 Futures	Short	4.66
Korean Kospi	Short	4.47
FTSE	Short	2.73
Fixed Income		% of VaR
U.S. Treasury Futures	Long	7.21
Eurodollar	Long	4.56
Short Sterling	Long	4.25

ASSET CLASS EXPOSURE	% of VaR
Equities	29.6
Commodities	26.8
Fixed Income	25.1
Currencies	18.5

HOLDINGS SUMMARY
Number of Long Holdings	11
Number of Short Holdings	39
Number of Currency Pairs	18

9

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 98.69%
CONSUMER DISCRETIONARY - 18.47%
Auto Components - 1.70%
Strattec Security Corp.	1,795	$113

Automobiles - 2.97%
Hyster-Yale Materials Handling, Inc.	1,065	62
Thor Industries, Inc.	2,640	136

		198

Hotels, Restaurants & Leisure - 5.11%
Brinker International, Inc.	2,235	118
Texas Roadhouse, Inc.	5,955	222

		340

Household Durables - 2.58%
Flexsteel Industries, Inc.	3,195	100
Matthews International Corp., Class A	1,465	72

		172

Multiline Retail - 1.67%
Pricesmart, Inc.	1,435	111

Specialty Retail - 2.40%
Buckle, Inc.	655	24
Monro Muffler Brake, Inc.	2,015	136

		160

Textiles & Apparel - 2.04%
Movado Group, Inc.	1,985	51
Wolverine World Wide, Inc.	3,925	85

		136

Total Consumer Discretionary		1,230

CONSUMER STAPLES - 5.77%
Food & Drug Retailing - 2.13%
B&G Foods, Inc.	1,365	50
United Natural Foods, Inc.A	1,900	92

		142

Food Products - 2.20%
J&J Snack Foods Corp.	1,285	146

Personal Products - 1.44%
Inter Parfums, Inc.	3,860	96

Total Consumer Staples		384

ENERGY - 1.74%
Energy Equipment & Services - 0.33%
Bristow Group, Inc.	855	22

	Shares	Fair Value
		(000’s)
Oil & Gas - 1.41%
GasLog Ltd.	4,340	$42
SemGroup Corp., Class A	1,210	52

		94

Total Energy		116

FINANCIALS - 13.70%
Banks - 8.64%
Bank of the Ozarks, Inc.	1,505	66
Evercore Partners, Inc., Class A	2,305	116
Glacier Bancorp, Inc.	1,645	43
PacWest Bancorp	3,780	162
S&T Bancorp, Inc.	2,535	83
Virtu Financial, Inc., Class A	4,590	105

		575

Diversified Financials - 3.32%
MarketAxess Holdings, Inc.	2,380	221

Insurance - 1.74%
Horace Mann Educators Corp.	3,485	116

Total Financials		912

HEALTH CARE - 14.69%
Biotechnology - 1.71%
Neogen Corp.A	1,120	50
Trinity Biotech PLC, Sponsored ADRB C	5,535	64

		114

Health Care Equipment & Supplies - 9.06%
Abaxis, Inc.	2,755	121
Atrion Corp.	140	52
Bio-Techne Corp.	695	64
Computer Programs and Systems, Inc.	1,540	65
STERIS Corp.	2,450	159
West Pharmaceutical Services, Inc.	2,615	142

		603

Health Care Providers & Services - 3.92%
Cantel Medical Corp.	3,040	173
HealthSouth Corp.	2,305	88

		261

Total Health Care		978

INDUSTRIALS - 13.56%
Building Products - 2.48%
Watsco, Inc.	1,395	165

Commercial Services & Supplies - 7.40%
G&K Services, Inc., Class A	1,210	81
Healthcare Services Group, Inc.	3,650	123

1

	Shares	Fair Value
		(000’s)
Monotype Imaging Holdings, Inc.	4,850	$106
MSA Safety, Inc.	1,870	75
Rollins, Inc.	4,035	108

		493

Electrical Equipment - 0.69%
II-VI, Inc.	2,830	$46

Industrial Conglomerates - 0.63%
Raven Industries, Inc.	2,495	42

Machinery - 2.36%
Applied Industrial Technologies, Inc.	2,575	98
Valmont Industries, Inc.	620	59

		157

Total Industrials		903

INFORMATION TECHNOLOGY - 26.65%
Communications Equipment - 1.40%
Plantronics, Inc.	1,835	93

Electronic Equipment & Instruments - 4.96%
Analogic Corp.	915	75
Intersil Corp., Class A	4,920	58
Methode Electronics, Inc.	5,135	163
NVE Corp.	695	34

		330

Internet Software & Services - 5.28%
GrubHub, Inc.A	1,645	40
j2 Global, Inc.	2,680	191
NIC, Inc.	4,075	72
Reis, Inc.	2,180	49

		352

IT Consulting & Services - 2.15%
Ritchie Bros Auctioneers, Inc.	5,535	143

Semiconductor Equipment & Products - 4.54%
FEI Co.	1,320	96
Monolithic Power Systems, Inc.	2,615	135
Power Integrations, Inc.	1,690	71

		302

Software - 8.32%
Blackbaud, Inc.	2,755	155
Mentor Graphics Corp.	5,070	125
National Instruments Corp.	3,300	92
Pegasystems, Inc.	3,090	76
Solera Holdings, Inc.	1,985	107

		555

Total Information Technology		1,775

MATERIALS - 3.72%
Chemicals - 3.72%
Balchem Corp.	1,720	105
PolyOne Corp.	3,815	111
Stepan Co.	770	32

Total Materials		248

	Shares	Fair Value
		(000’s)
UTILITIES - 0.39%
Gas - 0.39%
Targa Resources Corp.	510	$26

Total Common Stock (Cost $6,861)		$6,572

SHORT-TERM INVESTMENTS - 5.17% (Cost $344)
JPMorgan U.S. Government Money Market Fund, Capital Class	344,075	344

TOTAL INVESTMENTS - 103.86% (Cost $7,205)		6,916
LIABILITIES, NET OF OTHER ASSETS - (3.86%)		(257)

TOTAL NET ASSETS - 100.00%		$6,659

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	ADR - American Depositary Receipt.

2

Futures Contracts Open on September 30, 2015:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index December Futures	Long	10	December 2015	$1,095,900	$(18,851)

				$1,095,900	$(18,851)

Top Ten Holdings (% Net Assets)
Texas Roadhouse, Inc.		3.3
MarketAxess Holdings, Inc.		3.3
j2 Global, Inc.		2.8
Cantel Medical Corp.		2.6
Watsco, Inc.		2.5
Methode Electronics, Inc.		2.5
PacWest Bancorp		2.4
STERIS Corp.		2.4
Blackbaud, Inc.		2.3
J&J Snack Foods Corp.		2.2

Total Fund Holdings	69

Sector Allocation (% Equities)
Information Technology	27.0
Consumer Discretionary	18.7
Health Care	14.9
Financials	13.9
Industrials	13.7
Consumer Staples	5.8
Materials	3.8
Energy	1.8
Utilities	0.4

3

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.52%
CONSUMER DISCRETIONARY - 7.80%
Auto Components - 1.06%
Goodyear Tire & Rubber Co.	682,600	$20,021

Automobiles - 2.01%
Ford Motor Co.	1,253,940	17,016
General Motors Co.	700,780	21,036

		38,052

Household Durables - 2.01%
Mohawk Industries, Inc.A	93,000	16,906
Stanley Black & Decker, Inc.	218,000	21,142

		38,048

Media - 2.00%
CBS Corp., Class BB	234,700	9,365
Comcast Corp., Class A	273,600	15,562
Time Warner, Inc.	185,900	12,781

		37,708

Specialty Retail - 0.72%
Best Buy Co., Inc.	365,000	13,549

Total Consumer Discretionary		147,378

CONSUMER STAPLES - 6.01%
Food & Drug Retailing - 3.31%
CVS Caremark Corp.	219,600	21,186
Rite Aid Corp.A	3,465,200	21,034
Sysco Corp.	521,400	20,319

		62,539

Food Products - 1.67%
Archer-Daniels-Midland Co.	402,500	16,684
Pilgrim’s Pride Corp.	719,400	14,949

		31,633

Household Products - 1.03%
Colgate-Palmolive Co.	305,200	19,368

Total Consumer Staples		113,540

ENERGY - 10.10%
Energy Equipment & Services - 1.16%
National Oilwell Varco, Inc.	581,200	21,882

Oil & Gas - 8.94%
Apache Corp.	206,700	8,094
Devon Energy Corp.	192,000	7,121
Exxon Mobil Corp.	221,570	16,474
Hess Corp.	236,900	11,859
Marathon Petroleum Corp.	299,740	13,887
Murphy Oil Corp.	674,300	16,318

	Shares	Fair Value
		(000’s)
Noble Energy, Inc.	468,800	$14,148
Phillips 66	323,100	24,827
Tesoro Corp.	338,000	32,868
Valero Energy Corp.	387,100	23,265

		168,861

Total Energy		190,743

FINANCIALS - 24.14%
Banks - 3.84%
CIT Group, Inc.	439,600	17,597
M&T Bank Corp.	119,520	14,575
New York Community Bancorp, Inc.	990,100	17,881
SunTrust Banks, Inc.	258,700	9,893
U.S. Bancorp	305,800	12,541

		72,487

Diversified Financials - 4.97%
Ally Financial, Inc.A	971,000	19,789
Capital One Financial Corp.	193,500	14,033
Citigroup, Inc.	319,700	15,860
JPMorgan Chase & Co.	255,000	15,547
Morgan Stanley	337,800	10,641
Wells Fargo & Co.	351,000	18,024

		93,894

Insurance - 14.78%
ACE Ltd.	183,600	18,984
Aflac, Inc.	249,200	14,486
Allstate Corp.	299,300	17,431
American International Group, Inc.	342,100	19,438
Arch Capital Group Ltd.A	258,700	19,007
Chubb Corp.	105,200	12,903
Everest Re Group Ltd.	108,900	18,877
Hartford Financial Services Group, Inc.	385,300	17,639
Lincoln National Corp.	409,100	19,416
Marsh & McLennan Cos., Inc.	216,600	11,311
MetLife, Inc.	427,600	20,160
Principal Financial Group, Inc.	172,800	8,180
Progressive Corp.	608,700	18,651
Torchmark Corp.	227,400	12,825
Travelers Cos., Inc.	202,100	20,115
Voya Financial, Inc.	490,500	19,017
WR Berkley Corp.	196,300	10,673

		279,113

Real Estate - 0.55%
Simon Property Group, Inc.C	56,600	10,399

Total Financials		455,893

1

	Shares	Fair Value
		(000’s)
HEALTH CARE - 14.05%
Health Care Equipment & Supplies - 0.78%
Baxter International, Inc.	450,900	$14,812

Health Care Providers & Services - 9.75%
Anthem, Inc.	139,410	$19,517
Cardinal Health, Inc.	209,100	16,063
Cigna Corp.	249,800	33,729
HCA Holdings, Inc.	409,600	31,687
Humana, Inc.	118,000	21,122
Mednax, Inc.A	227,900	17,500
Quest Diagnostics, Inc.	257,100	15,804
Universal Health Services, Inc., Class B	230,000	28,706

		184,128

Pharmaceuticals - 3.52%
Abbott Laboratories	514,200	20,681
Eli Lilly & Co.	259,200	21,692
Johnson & Johnson	258,100	24,094

		66,467

Total Health Care		265,407

INDUSTRIALS - 10.84%
Aerospace & Defense - 3.65%
General Dynamics Corp.	135,800	18,734
Huntington Ingalls Industries, Inc.	113,900	12,204
L-3 Communications Holdings, Inc.	100,900	10,546
Northrop Grumman Corp.	164,900	27,365

		68,849

Air Freight & Couriers - 0.60%
FedEx Corp.	78,800	11,346

Airlines - 2.85%
Alaska Air Group, Inc.	230,400	18,305
Delta Air Lines, Inc.	318,500	14,291
Southwest Airlines Co.	558,900	21,261

		53,857

Commercial Services & Supplies - 2.23%
Graham Holdings Co., Class B	16,352	9,435
Republic Services, Inc.	455,700	18,775
Waste Management, Inc.	279,400	13,917

		42,127

Electrical Equipment - 0.89%
Emerson Electric Co.	380,100	16,789

Machinery - 0.62%
Deere & Co.	158,000	11,692

Total Industrials		204,660

INFORMATION TECHNOLOGY - 7.93%
Communications Equipment - 0.90%
Cisco Systems, Inc.	648,600	17,026

Computers & Peripherals - 1.75%
Hewlett-Packard Co.	326,140	8,352

	Shares	Fair Value
		(000’s)
SanDisk Corp.	455,600	$24,753

		33,105

Electronic Equipment & Instruments - 0.62%
The ADT Corp.	389,700	$11,652

IT Consulting & Services - 0.59%
Computer Sciences Corp.	181,900	11,165

Office Electronics - 1.18%
Xerox Corp.	2,292,200	22,303

Semiconductor Equipment & Products - 0.71%
Micron Technology, Inc.A	896,800	13,434

Software - 2.18%
Amdocs Ltd.	254,000	14,448
Microsoft Corp.	321,700	14,238
Navient Corp.	1,100,900	12,374

		41,060

Total Information Technology		149,745

MATERIALS - 4.59%
Chemicals - 3.56%
Ashland, Inc.	133,500	13,433
Celanese Corp., Series A	365,500	21,626
CF Industries Holdings, Inc.	320,500	14,390
Dow Chemical Co.	419,400	17,783

		67,232

Metals & Mining - 1.03%
Freeport-McMoRan Copper & Gold, Inc.	716,700	6,945
Newmont Mining Corp.	781,500	12,559

		19,504

Total Materials		86,736

TELECOMMUNICATION SERVICES - 0.99%
Diversified Telecommunication Services - 0.99%
AT&T, Inc.	571,449	18,618

UTILITIES - 7.07%
Electric - 7.07%
Consolidated Edison, Inc.	295,100	19,727
Edison International	315,300	19,886
Entergy Corp.	211,500	13,769
Exelon Corp.	731,500	21,726
PG&E Corp.	408,800	21,585
PPL Corp.	501,100	16,481
Public Service Enterprise Group, Inc.	484,400	20,422

Total Utilities		133,596

Total Common Stock (Cost $1,854,963)		1,766,316

2

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 2.53% (Cost $47,702)
JPMorgan U.S. Government Money Market Fund, Capital Class	47,701,610	$47,702

TOTAL INVESTMENTS - 96.05% (Cost $1,902,665)		$1,814,018
OTHER ASSETS, NET OF LIABILITIES - 3.95%		74,683

TOTAL NET ASSETS - 100.00%		$1,888,701

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Non-voting participating shares.
C	REIT - Real Estate Investment Trust.

3

Futures Contracts Open on September 30, 2015:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index December Futures	Long	395	December 2015	$37,696,825	$(545,533)

				$37,696,825	$(545,533)

Top Ten Holdings (% Net Assets)
Cigna Corp.		1.9
Tesoro Corp.		1.8
HCA Holdings, Inc.		1.8
Universal Health Services, Inc.		1.6
Northrop Grumman Corp.		1.5
Phillips 66		1.4
SanDisk Corp.		1.4
Johnson & Johnson		1.3
Valero Energy Corp.		1.3
Xerox Corp.		1.2

Total Fund Holdings	104

Sector Allocation (% Equities)
Financials	25.8
Health Care	15.0
Industrials	11.6
Energy	10.8
Information Technology	8.5
Consumer Discretionary	8.3
Utilities	7.6
Consumer Staples	6.4
Materials	4.9
Telecommunication Services	1.1

4

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.86%
CONSUMER DISCRETIONARY - 24.36%
Auto Components - 1.32%
Delphi Automotive PLCA	16,545	$1,258

Hotels, Restaurants & Leisure - 1.84%
Yum! Brands, Inc.	21,903	1,751

Internet & Catalog Retail - 7.53%
Amazon.com, Inc.B	6,878	3,521
priceline.com, Inc.B	2,944	3,641

		7,162

Media - 1.76%
Twenty-First Century Fox, Inc., Class A	62,269	1,680

Specialty Retail - 7.45%
Advance Auto Parts, Inc.	12,260	2,323
GNC Holdings, Inc., Class A	37,005	1,496
Lowe’s Cos., Inc.	28,869	1,990
Restoration Hardware Holdings, Inc.B	13,780	1,286

		7,095

Textiles & Apparel - 4.46%
NIKE, Inc., Class B	18,563	2,282
Under Armour, Inc., Class AB	20,309	1,966

		4,248

Total Consumer Discretionary		23,194

CONSUMER STAPLES - 10.34%
Beverages - 3.02%
Monster Beverage Corp.B	14,639	1,978
PepsiCo, Inc.	9,512	897

		2,875

Food & Drug Retailing - 7.32%
Costco Wholesale Corp.	13,334	1,928
CVS Caremark Corp.	25,964	2,505
Mead Johnson Nutrition Co., Class A	13,871	977
Whole Foods Market, Inc.	49,356	1,562

		6,972

Total Consumer Staples		9,847

ENERGY - 1.10%
Oil & Gas - 1.10%
Range Resources Corp.	32,685	1,050

FINANCIALS - 3.80%
Diversified Financials - 3.80%
BlackRock, Inc., Class A	5,460	1,624
Greenhill & Co., Inc.	18,258	520
TD Ameritrade Holding Corp.	46,421	1,478

Total Financials		3,622

	Shares	Fair Value
		(000’s)
HEALTH CARE - 14.77%
Biotechnology - 6.04%
Biogen Idec, Inc.B	2,320	$677
Gilead Sciences, Inc.	29,107	2,859
Medivation, Inc.	18,678	794
Quintiles Transnational Holdings, Inc.B	11,021	767
Vertex Pharmaceuticals, Inc.B	6,332	659

		5,756

Health Care Equipment & Supplies - 2.69%
Medtronic PLCA	38,201	2,557

Health Care Providers & Services - 4.68%
Cerner Corp.B	31,286	1,876
DaVita HealthCare Partners, Inc.B	26,191	1,894
Envision Healthcare Holdings, Inc.B	18,610	685

		4,455

Pharmaceuticals - 1.36%
Bristol-Myers Squibb Co.	21,883	1,295

Total Health Care		14,063

INDUSTRIALS - 11.46%
Aerospace & Defense - 3.36%
Boeing Co.	11,584	1,517
Precision Castparts Corp.	7,315	1,681

		3,198

Air Freight & Couriers - 1.05%
United Parcel Service, Inc., Class B	10,135	1,000

Airlines - 2.91%
Southwest Airlines Co.	72,920	2,774

Electrical Equipment - 1.77%
Roper Industries, Inc.	10,735	1,682

Industrial Conglomerates - 2.37%
Honeywell International, Inc.	23,828	2,256

Total Industrials		10,910

INFORMATION TECHNOLOGY - 30.73%
Communications - 1.22%
Facebook, Inc.B	12,940	1,163

Communications Equipment - 2.91%
Cisco Systems, Inc.	105,726	2,775

Computers & Peripherals - 4.82%
Apple, Inc.	35,247	3,887

1

	Shares	Fair Value
		(000’s)
International Business Machines Corp.	4,874	$707

		4,594

IT Consulting & Services - 6.78%
Automatic Data Processing, Inc.	11,053	$888
IHS, Inc., Class AB	8,850	1,027
Visa, Inc., Class A	65,041	4,531

		6,446

Media - 4.07%
Alphabet, Inc., Class CB	6,375	3,879

Semiconductor Equipment & Products - 1.16%
Qualcomm, Inc.	20,568	1,105

Software - 9.77%
Adobe Systems, Inc.B	43,323	3,561
Citrix Systems, Inc.B	48,432	3,355
Intuit, Inc.	11,872	1,054
Microsoft Corp.	29,978	1,327

		9,297

Total Information Technology		29,259

MATERIALS - 1.30%
Chemicals - 1.30%
Ecolab, Inc.	11,274	1,237

Total Common Stock (Cost $72,002)		93,182

SHORT-TERM INVESTMENTS - 1.66% (Cost $1,578)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,577,831	1,578

TOTAL INVESTMENTS - 99.52% (Cost $73,580)		94,760
OTHER ASSETS, NET OF LIABILITIES - 0.48%		454

TOTAL NET ASSETS - 100.00%		$95,214

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.

2

Futures Contracts Open on September 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index December Futures	Long	17	December 2015	$1,622,395	$(48,418)

				$1,622,395	$(48,418)

Top Ten Holdings (% Net Assets)
Visa, Inc.		4.8
Apple, Inc.		4.1
Alphabet, Inc.		4.1
Adobe Systems, Inc.		3.8
Amazon.com, Inc.		3.7
Citrix Systems, Inc.		3.5
Gilead Sciences, Inc.		3.0
Cisco Systems, Inc.		2.9
Southwest Airlines Co.		2.9
Priceline.com, Inc.		3.8

Total Fund Holdings	51

Sector Allocation (% Equities)
Information Technology	27.2
Consumer Discretionary	24.9
Health Care	15.1
Industrials	11.7
Consumer Staples	10.6
Telcommunications	4.2
Financials	3.9
Materials	1.3
Energy	1.1

3

IONIC STRATEGIC ARBITRAGE FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
LONG INVESTMENTS
COMMON STOCKS - 12.17%
CONSUMER DISCRETIONARY - 2.70%
Automobiles - 0.03%
General Motors Co.	162	$5

Hotels, Restaurants & Leisure - 0.56%
Carnival Corp.	1,835	91

Internet & Catalog Retail - 0.62%
TripAdvisor, Inc.A	1,600	101

Media - 1.49%
Comcast Corp., Class A	2,032	116
Liberty Global PLC, Series CA B	3,100	127

		243

Total Consumer Discretionary		440

CONSUMER STAPLES - 0.31%
Unilever N.V.,	1,250	50

FINANCIALS - 4.88%
Diversified Financials - 4.52%
AR Capital Acquisition Corp.A	7,417	71
Arowana, Inc.A	2,500	25
Bank of America Corp.	4,317	67
Boulevard Acquisition Corp IIA	4,935	49
Cambridge Capital Acquisition Corp.A	100	1
Double Eagle Acquisition Corp.A	8,011	81
DT Asia Investments Ltd.A	6,165	61
Garnero Group Acquisition Co.A	1,345	13
Gores Holdings, Inc.A	9,000	91
Hennessy Capital Acquisition Corp. IIA	9,686	96
Hydra Industries Acquisition Corp.A	1,466	14
Pace Holdings Corp.A	8,011	82
Quinpario Acquisition Corp. 2A	375	4
ROI Acquisition Corp. IIA	5,650	57
Terrapin 3 Acquisition Corp.A	2,590	26

		738

Insurance - 0.17%
PartnerRe Ltd.	200	28

Real Estate - 0.19%
Strategic Hotels & Resorts, Inc.A C	2,300	32

Total Financials		798

INDUSTRIALS - 0.64%
Global Defense & National Security Systems, Inc., A	10,000	105

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY - 0.87%
Internet Software & Services - 0.50%
Yahoo! Inc.A	2,800	$81

Media - 0.33%
Alphabet, Inc., Class CA	88	54

Software - 0.04%
Ambarella, Inc.A	126	7

Total Information Technology		142

MATERIALS - 2.77%
Chemicals - 0.46%
Delta Technology Holdings Ltd.A	17,778	42
OM Group, Inc.	1,000	33

		75

Construction Materials - 1.56%
Tecnoglass, Inc.A	18,632	256

Metals & Mining - 0.75%
BHP Billiton Ltd., ADRD	2,800	89
Freeport-McMoRan Copper & Gold, Inc.	3,554	34

		123

Total Materials		454

Total COMMON STOCKS (Cost $2,095)		1,989

WARRANTS - 9.71%
CONSUMER DISCRETIONARY - 1.78%
Automobiles - 0.13%
Blue Bird Corp., 2/24/2020, Strike Price $5.75E	27,432	22

Hotels, Restaurants & Leisure - 1.65%
Chanticleer Holdings, Inc., 6/21/2017, Strike Price $5.00E	13,325	2
Del Taco Restaurants, Inc., 6/30/2020, Strike Price $11.50E	42,346	213
Lindblad Expeditions Holdings, Inc., 7/8/2020, Strike Price $11.50E	29,791	52

		267

Retail - 0.00%
KBS Fashion Group Ltd., 1/22/2018, Strike Price $11.50E	40,000	1

Total Consumer Discretionary		290

ENERGY - 0.04%
FieldPoint Petroleum Corp., 3/23/2018, Strike Price $4.00E	42,260	3
Kinder Morgan, Inc., 5/25/2017, Strike Price $40.00E	4,391	4

Total Energy		7

FINANCIALS - 2.52%
Banks - 1.77%
Associated Banc-Corp., 11/21/2018, Strike Price $19.77E	47,091	100
Comerica, Inc., 11/14/2018, Strike Price $29.40E	901	11
SunTrust Banks, Inc., 11/14/2018, Strike Price $44.15E	18,450	62
Valley National Bancorp, 11/14/2018, Strike Price $16.11E	27,038	4
Washington Federal, Inc., 11/14/2018, Strike Price $17.57E	7,408	40
Zions Bancorporation, 5/22/2020, Strike Price $36.19E	16,335	54

	Shares	Fair Value
		(000’s)
Zions Bancorporation, 11/14/2018, Strike Price $36.27E	9,593	$19

		290

Diversfied Financials - 0.73%
Global Eagle Entertainment, Inc., 1/31/2018, Strike Price $11.50E	32,463	120

Diversified Financials - 0.02%
Arowana, Inc., 5/1/2020, Strike Price $12.50E	25,164	3

Total Financials		413

HEALTH CARE - 0.57%
Biotechnology - 0.37%
Advaxis, Inc., 10/15/2018, Strike Price $5.00E	2,179	14
BioTime, Inc., 10/1/2018, Strike Price $5.00E	55,121	46

		60

Pharmaceuticals - 0.20%
Capnia, Inc., 11/13/2019, Strike Price $6.50E	1,875	1
CEL-SCI Corp., 10/11/2018, Strike Price $1.25E	20,000	4
EyeGate Pharmaceuticals, Inc., 7/31/2020, Strike Price $10.62E	3,409	3
Medgenics, Inc., 4/12/2016, Strike Price $6.00E	6,225	17
Oculus Innovative Sciences, Inc., 1/21/2020, Strike Price $1.30E	25,000	8

		33

Total Health Care		93

INDUSTRIALS - 0.65%
Chemicals - 0.54%
AgroFresh Solutions, Inc., 2/19/2019, Strike Price $11.50E	41,985	88

Commercial Services & Supplies - 0.11%
Solar3D, Inc., 3/9/2020, Strike Price $4.15E	11,755	14
Tempus Applied Solutions Holdings, Inc., 7/31/2020, Strike Price $11.50E	13,927	3

		17

Total Industrials		105

INFORMATION TECHNOLOGY - 0.62%
Computers & Peripherals - 0.62%
Applied DNA Sciences, Inc., 11/14/2019, Strike Price $3.50E	24,723	78
Eastman Kodak Co., 9/3/2018, Strike Price $14.93E	2,835	9
Eastman Kodak Co., 9/3/2018, Strike Price $16.12E	4,816	14

		101

Information / Data Technology - 0.00%
DragonWave, Inc., 8/1/2016, Strike Price $2.25E	10,000	—

Software & Services - 0.00%
InterCloud Systems, Inc., 8/25/2018, Strike Price $5.00E	130	—
RMG Networks Holding Corp., 4/8/2018, Strike Price $11.50E	6,250	—

		—

Total Information Technology		101

MATERIALS - 3.53%
Construction Materials - 3.50%
Tecnoglass, Inc., 12/16/2016, Strike Price $8.00E	20,499	119
US Concrete, Inc., 8/31/2017, Strike Price $26.68E	21,044	455

		574

	Shares	Fair Value
		(000’s)
Metals & Mining - 0.03%
HudBay Minerals, Inc., 7/20/2018, Strike Price $15.00E	14,329	$4

Total Materials		578

UTILITIES - 0.00%
Dynegy, Inc., 10/2/2017, Strike Price $40.00E	19	—

Total WARRANTS (Cost $1,525)		1,587

PREFERRED STOCKS - 0.36%
FINANCIALS - 0.36%
Banks - 0.19%
Goldman Sachs Group, Inc., 5.5%, Due 12/31/2049	1,000	25
Morgan Stanley, 7.125%, Due 12/31/2049	258	7

		32

Diversified Financials - 0.17%
Citigroup, Inc., 7.125%, Due 1/31/2049	1,000	27

Total Financials		59

Total PREFERRED STOCKS (Cost $59)		59

CONVERTIBLE PREFERRED STOCKS - 13.20%
CONSUMER - 0.70%
Post Holdings, Inc., 5.25%, Due 6/1/2017	1,000	114

CONSUMER STAPLES - 1.37%
Tyson Foods, Inc., 4.75%, Due 7/15/2017	4,382	225

ENERGY - 1.03%
Southwestern Energy Co., 6.25%, Due 1/15/2018	5,427	169

FINANCIALS - 3.79%
Insurance - 1.29%
Maiden Holdings Ltd., 7.25%, Due 9/15/2016	4,180	210

Real Estate - 2.50%
Crown Castle International Corp., 4.5%, Due 11/1/2016	2,064	210
Forestar Group, Inc., 6%, Due 12/15/2016	10,000	173
Invesco Mortgage Capital, Inc., 7.75%, Due 12/31/2049	1,000	24

		407

Total Financials		617

HEALTH CARE - 1.74%
Allergan PLC, 5.5%, Due 3/1/2018B	300	283

INDUSTRIALS - 1.24%
Stericycle, Inc., 5.25%, Due 9/15/2018A	2,000	203

MATERIALS - 1.21%
ArcelorMittal, 6%, Due 1/15/2016	24,064	198

SERVICE - 1.18%
Kindred Healthcare, Inc., 7.5%, Due 12/01/2017	230	192

	Shares	Fair Value
		(000’s)
TELECOMMUNICATIONS - 0.63%
T-Mobile US, Inc., 5.5%, Due 12/15/2017	1,500	$104

UTILITIES - 0.31%
NextEra Energy, Inc., 6.371%, Due 9/01/2018	1,000	51

Total CONVERTIBLE PREFERRED STOCKS (Cost $2,471)		2,156

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 16.98%
Auto Manufacturing - 1.24%
Tesla Motors, Inc.,

1.50%, Due 6/1/2018	$100	203

Electronics - 2.54%
Intel Corp.,
3.25%, Due 8/1/2039	100	151
NVIDIA Corp.,
1.00%, Due 12/1/2018	200	263

		414

Hotels, Restaurants & Leisure - 1.96%
Ctrip.com International Ltd.,

1.25%, Due 10/15/2018	300	321

Other Service - 5.34%
Dycom Industries, Inc.,
0.75%, Due 9/15/2021F	250	247
HealthSouth Corp.,
2.00%, Due 12/1/2043	250	283
Monster Worldwide, Inc.,
3.50%, Due 10/15/2019F	250	342

		872

Other Transportation - 1.24%
Ship Finance International Ltd.,

3.75%, Due 2/10/2016	200	203

Pharmaceuticals - 1.82%
Depomed, Inc.,

2.50%, Due 9/1/2021	250	298

Retail - 1.48%
Restoration Hardware Holdings, Inc.,

.0001%, Due 7/15/2020 F	250	242

Telecom - 1.36%
America Movil S.A.B. de C.V.,

5.50%, Due 9/17/2018	200	222

Total CONVERTIBLE OBLIGATIONS (Cost $2,819)		2,775

	Par Amount	Fair Value
	(000’s)	(000’s)
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.27%
Fannie Mae Interest Strip,
8.50%, Due 3/25/2023, 211 2	$376	$79
5.00%, Due 4/25/2034, 351 5	396	77
Fannie Mae REMICS,
7.556%, Due 3/25/2032, 2002 8 SCG	202	43
4.50%, Due 12/25/2033, 2003 119 GI	168	30
6.406%, Due 2/25/2035, 2005 2 SG	252	50
5.856%, Due 11/25/2036, 2008 50 SAG	256	43
5.00%, Due 2/25/2040, 2010 16 PI	234	40
1.902%, Due 6/25/2055, 42 AI	2,072	149
1.705%, Due 9/25/2055, 64 SK	2,168	145
Freddie Mac REMICS,
7.893%, Due 2/15/2028, 2526 SWG	153	38
8.50%, Due 1/15/2030, 2206 IO	168	46
7.00%, Due 4/15/2032, 2525 IK	132	51
7.593%, Due 6/15/2032, 3489 SDG	162	35
6.493%, Due 10/15/2036, 3232 STG	234	40
1.845%, Due 10/15/2041, 4413 WI	1,325	104
Ginnie Mae REMIC Trust,
4.00%, Due 12/20/2025, 2013 88 IM	407	26
6.793%, Due 2/17/2029, 1999 40 TWG	272	56
7.391%, Due 5/16/2029, 1999 18 SDG	420	106
7.291%, Due 5/16/2031, 2001 22 SDG	468	117
7.291%, Due 6/16/2032, 2002 41 SYG	156	30
7.491%, Due 2/16/2033, 2003 11 SKG	360	67
7.434%, Due 6/20/2033, 2004 56 SG	514	119
6.221%, Due 10/16/2033, 2003 92 SNG	224	38
5.884%, Due 9/20/2034, 2004 86 SPG	221	29
5.00%, Due 6/20/2035, 2014 183 IM	699	171
5.50%, Due 7/20/2035, 2005 56 IC	142	28
6.591%, Due 8/16/2036, 2006 47 SAG	156	35
6.351%, Due 11/16/2036, 2008 83 SDG	131	29
6.191%, Due 5/16/2038, 2008 40 SAG	354	71
4.50%, Due 9/20/2039, 2013 88 WI	583	59
5.00%, Due 5/16/2042, 2013 44 IB	554	133
5.00%, Due 6/20/2043, 2013 86 IA	428	97
7.00%, Due 8/20/2043, 2013 114 IW	207	42
5.934%, Due 11/20/2043, 2013 165 STG	263	51
10.00%, Due 12/20/2043, 2013 190 IC	115	19
0.998%, Due 1/16/2044, 2015 80 HI	4,180	169
5.50%, Due 1/20/2044, 2014 2 TI	635	135
8.00%, Due 5/20/2044, 2014 68 NI	134	46
6.601%, Due 11/20/2044, 2014 161 SLG	244	55
7.00%, Due 8/20/2045, 2015 111 YI	586	124

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,888)		2,822

	Shares	Fair Value
	(000’s)	(000’s)
EXCHANGE TRADED NOTES - 3.47%
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	3,500	$54
ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN	3,000	43
iPATH S&P 500 VIX Short-Term Futures ETN	14,185	363
VelocityShares Daily Inverse VIX Short Term ETN	4,400	107

Total Exchange Traded Notes (Cost $575)		567

EXCHANGE TRADED FUNDS - 5.71%
CurrencyShares Euro Trust	488	53
iShares MSCI Brazil Capped ETF	3,382	74
iShares MSCI USA Momentum Factor ETF	845	58
iShares Russell Mid-Cap Value ETF	900	60
Market Vectors Gold Miners ETF	9,000	123
PIMCO Total Return Active Exchange-Traded Fund	3,059	323
PowerShares DB US Dollar Index Bullish Fund	5,694	143
Vanguard Total Bond Market ETF	1,246	102

Total Exchange Traded Funds (Cost $942)		936

CLOSED END FUNDS - 4.01%
Advent Claymore Convertible Securities and Income Fund	1,104	15
AllianzGI Convertible & Income Fund	11,449	67
AllianzGI Convertible & Income Fund II	5,744	30
Alpine Global Premier Properties Fund	8,200	46
BlackRock Corporate High Yield Fund, Inc.	7,024	69
BlackRock Credit Allocation Income Trust	5,700	69
BlackRock Resources & Commodities Strategy Trust	5,000	36
Cohen & Steers REIT and Preferred Income Fund, Inc.	4,817	83
Invesco Dynamic Credit Opportunities Fund	8,758	94
Royce Micro-Cap Trust, Inc.	3,515	27
Swiss Helvetia Fund, Inc.	4,640	50
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,401	35
Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,304	35

Total Closed End Fund (Cost $711)		656

SHORT-TERM INVESTMENTS – 14.54%

JPMorgan U.S. Government Money Market Fund, Capital Class A	2,376,093	2,376

Total Short-Term Investments (Cost 2,376)		2,376

Total Long Investments (Cost $16,461)		15,923

	Shares	Fair Value
		(000’s)
SECURITIES SOLD SHORT
COMMON STOCKS - (47.59)%
CONSUMER DISCRETIONARY - (7.72)%
Automobiles - (1.31)%
Blue Bird Corp.A	(2,767)	$(28)
Tesla Motors, Inc.A	(750)	(186)

		(214)

Hotels, Restaurants & Leisure - (4.27)%
Carnival PLC, ADRD	(2,096)	(108)
Chanticleer Holdings, Inc.A	(3,580)	(4)
Ctrip.com International Ltd., ADRD	(2,400)	(152)
Del Taco Restaurants, Inc.A	(26,173)	(366)
Lindblad Expeditions Holdings, Inc.A	(6,716)	$(66)

		(696)

Media - (1.53)%
Comcast Corp., Special, Class A	(2,032)	(116)
Liberty Global PLC, Series AA	(3,100)	(134)

		(250)

Specialty Retail - (0.61)%
Restoration Hardware Holdings, Inc.A	(1,075)	(100)

Total Consumer Discretionary		(1,260)

CONSUMER STAPLES - (1.82)%
Post Holdings, Inc.A	(1,550)	(92)
Tyson Foods, Inc., Class A	(3,699)	(159)
Unilever PLC, Sponsored ADRB	(1,125)	(46)

Total Consumer Staples		(297)

ENERGY - (0.78)%
Southwestern Energy Co., A	(10,040)	(127)

FINANCIALS - (10.80)%
Banks - (7.53)%
Associated Banc-Corp.	(28,640)	(514)
Comerica, Inc.	(795)	(33)
SunTrust Banks, Inc.	(11,157)	(427)
Washington Federal, Inc.	(5,804)	(132)
Zions Bancorporation	(4,467)	(123)

		(1,229)

Diversified Financials - (0.83)%
Citigroup, Inc.	(2,729)	(135)

Insurance - (0.89)%
Maiden Capital Financing Trust	(10,519)	(146)

Real Estate - (1.55)%
Crown Castle International Corp.C	(1,396)	(110)

	Shares	Fair Value
		(000’s)
Forestar Group, Inc.A	(11,000)	$(145)

		(255)

Total Financials		(1,765)

HEALTH CARE - (4.32)%
Biotechnology - (0.29)%
Advaxis, Inc.A	(1,920)	(20)
BioTime, Inc.A	(9,420)	(28)

		(48)

Health Care Providers & Services - (1.94)%
HealthSouth Corp.	(4,590)	(176)
Kindred Healthcare, Inc.	(8,925)	(141)

		(317)

Pharmaceuticals - (2.09)%
Allergan PLCA B	(580)	(158)
Depomed, Inc.A	(9,750)	(183)

		(341)

Total Health Care		(706)

INDUSTRIALS - (4.57)%
Chemicals - (0.89)%
AgroFresh Solutions, Inc.A	(18,352)	(146)

Commercial Services & Supplies - (2.42)%
Monster Worldwide, Inc.A	(41,073)	(264)
Stericycle, Inc.A	(950)	(132)

		(396)

Construction & Engineering - (0.60)%
Dycom Industries, Inc.A	(1,361)	(98)

Marine - (0.66)%
Ship Finance International Ltd.	(6,620)	(108)

Total Industrials		(748)

INFORMATION TECHNOLOGY - (4.29)%
Computers & Peripherals - (1.83)%
Applied DNA Sciences, Inc.A	(17,717)	(91)
Eastman Kodak Co.A	(1,821)	(28)
NVIDIA Corp.	(7,381)	(181)

		(300)

Internet Software & Services - (1.41)%
Alibaba Group Holding Ltd.A	(1,055)	(62)
Global Eagle Entertainment, Inc.A	(14,610)	(168)

		(230)

Media - (0.35)%
Alphabet Inc., Class AA	(88)	(57)

Semiconductor Equipment & Products - (0.70)%
Intel Corp.	(3,782)	(114)

Total Information Technology		(701)

	Shares	Fair Value
		(000’s)
MATERIALS - (10.73)%
Construction Materials - (9.03)%
Tecnoglass, Inc.A	(34,111)	$(468)
US Concrete, Inc.A	(21,056)	(1,007)

		(1,475)

Metals & Mining - (1.70)%
ArcelorMittal	(37,441)	(193)
BHP Billiton PLC, ADRB D	(2,800)	(86)

		(279)

Total Materials		(1,754)

TELECOMMUNICATION SERVICES - (2.38)%
Diversified Telecommunication Services - (1.83)%
Koninklijke KPN N.V.A	(80,000)	(300)

		(300)

Wireless Telecommunication Services - (0.55)%
T-Mobile US, Inc.	(2,240)	(89)

Total Telecommunication Services		(389)

UTILITIES - (0.18)%
NextEra Energy, Inc.,	(300)	(29)

Total COMMON STOCKS (Proceeds $(8,149))		(7,776)

WARRANTS - (0.57)%
FINANCIALS - (0.57)%
Bank of America Corp., 1/16/2019, Strike Price $13.137E	(7,200)	(41)
Bank of America Corp., 10/28/2018, Strike Price $30.79E	(20,000)	(6)
Citigroup, Inc., 1/4/2019, Strike Price $106.10E	(100,000)	(47)

Total Financials		(94)

Total WARRANTS (Proceeds $(128))		(94)

CLOSED END FUND — 0.25%
Direxion Daily Gold Miners Index Bull 3X Shares	(14,300)	(41)

EXCHANGE TRADED FUNDS — 9.10%
Consumer Staples Select Sector SPDR Fund	(2,666)	(126)
iShares 3-7 Year Treasury Bond ETF	(3,087)	(384)
iShares iBoxx $ High Yield Corporate Bond ETF	(1,269)	(106)
iShares iBoxx $ Investment Grade Corporate Bond ETF	(450)	(52)
iShares MSCI Brazil Capped ETF	(3,000)	(66)
iShares MSCI Switzerland Capped ETF	(1,600)	(49)
iShares TIPS Bond ETF	(616)	(68)
iShares US Preferred Stock ETF	(1,704)	(66)
iShares US Real Estate ETF	(667)	(47)
ProShares Ultra VIX Short-Term Futures ETF	(1,250)	(70)
SPDR Barclays Convertible Securities ETF	(1,101)	(49)
SPDR S&P 500 ETF Trust	(1,789)	(343)
Vanguard REIT ETF	(850)	(64)
Total Exchange Traded Funds (Proceeds $(1,513))		(1,490)

Total Securities Sold Short (Proceeds $(9,830))		(9,401)

Total Investments in Securites (excludes securities sold short) - 97.45% (Cost $16,875)	$15,923
Total Securities Sold Short - (57.54)% (Proceeds $(9,830))	(9,401)

OTHER ASSETS, NET OF LIABILITIES - 60.09%	9,819

TOTAL NET ASSETS - 100.00%	$16,341

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	REIT - Real Estate Investment Trust.
D	ADR - American Depositary Receipt.
E	Warrant
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $831 or 5.09% of net assets. The Fund has no right to demand registration of these securities.
G	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Futures Contracts Open on September 30, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	Long	1	December 2015	$120,165	$1,266

				$120,165	$1,266

Purchased Options at September 30, 2015:
Description	Put/Call	Strike Price	Maturity Date	Contracts	Base Market Value	Base Total Cost	Prior Accumulated Base Unrealized Gain/Loss
iShares 3-7 Year Treasury Bond ETF	Call	$124.00	10/16/2015	41	$2,296	$2,122	174
iShares China Large-Cap ETF	Call	30.00	10/16/2015	100	56,000	68,600	(12,600)
iShares MSCI Spain Capped ETF	Call	36.00	10/16/2015	95	475	,175	(5,700)
iShares Russell 2000 ETF	Call	124.00	10/16/2015	101	101	14,650	(14,549)
SPDR S&P 500 ETF Trust	Call	203.00	10/16/2015	30	450	14,236	(13,786)
Tripadvisor Inc.	Call	72.50	10/16/2015	34	170	9,238	(9,068)
Vanguard Consumer Staples ETF	Call	130.00	10/16/2015	343	5,145	20,580	(15,435)
Arcelormittal NA	Put	5.0000	10/16/2015	50	1,300	77	23
iShares 3-7 Year Treasury Bond ETF	Put	123.00	10/16/2015	41	451	2,806	(2,355)
Tripadvisor Inc.	Put	70.00	10/16/2015	34	23,460	12,978	10,482
Global Eagle Entertainment Inc.	Call	17.50	11/20/2015	50	250	250	—
iShares Russell 2000 ETF	Call	119.00	11/20/2015	92	3,036	24,384	(21,348)
iShares Russell Mid-Cap Value ETF	Call	75.00	11/20/2015	133	665	16,203	(15,538)
PIMCO Total Return Active ETF	Call	108.00	11/20/2015	56	280	4,491	(4,211)
Powershares QQQ Trust Series 1	Call	110.00	11/20/2015	209	10,241	44,047	(33,806)
US Concrete Inc.	Call	45.00	11/20/2015	30	12,300	450	11,850

Description	Put/Call	Strike Price	Maturity Date	Contracts	Base Market Value	Base Total Cost	Prior Accumulated Base Unrealized Gain/Loss
Global Eagle Entertainment Inc.	Put	$12.50	11/20/2015	65	$9,425	$7,813	$1,612
PIMCO Total Return Active ETF	Put	107.00	11/20/2015	56	8,680	5,923	2,757
Arcelormittal NA	Call	13.00	12/18/2015	35	175	560	(385)
Associated Banc-Corp.	Call	20.00	12/18/2015	100	1,500	11,500	(10,000)
iShares Tips Bond ETF	Call	113.00	12/18/2015	3	15	182	(167)
Vanguard Total Bond Market ETF	Call	82.00	12/18/2015	90	450	5,286	(4,836)
iShares Nasdaq Biotechnology ETF	Put	295.00	12/18/2015	23	45,125	45,125	—
Post Holdings Inc.	Put	40.00	12/18/2015	7	525	830	(305)
Southwestern Energy Co.	Put	10.00	12/18/2015	30	1,260	1,176	84
Vanguard Total Bond Market ETF	Put	81.00	12/18/2015	84	2,940	7,437	(4,497)
SPDR S&P 500 ETF Trust	Put	181.00	12/31/2015	25	12,525	8,525	4,000
Arcelormittal NA	Call	12.00	1/15/2016	50	50	1,077	(1,027)
Arcelormittal NA	Call	15.00	1/15/2016	12	24	48	(24)
Bank Of America Corp.	Call	22.00	1/15/2016	150	300	977	(677)
Bank Of America Corp.	Call	25.00	1/15/2016	50	50	126	(76)
Carnival Corp.	Call	55.00	1/15/2016	10	1,000	1,150	(150)
Citigroup Inc.	Call	52.50	1/15/2016	77	13,090	47,012	(33,922)
Citigroup Inc.	Call	57.50	1/15/2016	15	675	3,810	(3,135)
Citigroup Inc.	Call	85.00	1/15/2016	57	57	57	—
Currencyshares Euro Trust	Call	107.00	1/15/2016	10	4,000	3,005	995
Currencyshares Euro Trust	Call	111.00	1/15/2016	32	5,696	8,992	(3,296)
General Motors Co.	Call	42.00	1/15/2016	150	450	3,000	(2,550)
iShares 3-7 Year Treasury Bond ETF	Call	124.00	1/15/2016	13	1,365	1,177	188
iShares China Large-Cap ETF	Call	36.00	1/15/2016	24	4,416	9,133	(4,717)
iShares Core US Credit Bond ETF	Call	110.00	1/15/2016	4	40	297	(257)
iShares MSCI Brazil Capped ETF	Call	30.00	1/15/2016	100	1,300	23,417	(22,117)
iShares MSCI Brazil Capped ETF	Call	35.00	1/15/2016	100	100	16,500	(16,400)
Market Vectors Gold Miners ETF	Call	16.00	1/15/2016	110	7,370	9,214	(1,844)
Proshares Ultrashort 20+ Year	Call	60.00	1/15/2016	50	1,300	1,877	(577)
SPDR S&P Midcap 400 ETF Trust	Call	290.00	1/15/2016	50	250	21,000	(20,750)
Vanguard Intermediate-Term Bond	Call	85.00	1/15/2016	2	60	135	(75)
Crown Castle International Corp.	Put	70.00	1/15/2016	5	525	321	204
Ctrip.Com International Ltd.	Put	40.00	1/15/2016	40	3,200	4,819	(1,619)
Currencyshares Euro Trust	Put	109.00	1/15/2016	20	4,460	6,211	(1,751)
Currencyshares Euro Trust	Put	111.00	1/15/2016	32	10,240	13,760	(3,520)
iPath S+P 500 VIX Short-Term Futures	Put	22.00	1/15/2016	97	26,772	27,782	(1,010)
iPath S+P 500 VIX Short-Term	Put	19.00	1/15/2016	180	23,580	43,672	(20,092)
iPath S+P 500 VIX Short-Term Futures	Put	20.00	1/15/2016	71	12,070	13,219	(1,149)
iShares 3-7 Year Treasury Bond ETF	Put	123.00	1/15/2016	37	2,035	5,385	(3,350)
iShares China Large-Cap ETF	Put	40.00	1/15/2016	115	64,975	13,915	51,060
iShares Core US Credit Bond ETF	Put	107.00	1/15/2016	9	225	1,616	(1,391)
iShares US Preferred Stock ETF	Put	38.00	1/15/2016	8	604	604	—
Restoration Hardware Holdings	Put	80.00	1/15/2016	20	4,800	3,611	1,189
SolarCity Corp.	Put	20.00	1/15/2016	50	1,850	500	1,350
Vanguard Intermediate-Term Bond	Put	83.00	1/15/2016	2	20	241	(221)
Viacom Inc.	Put	40.00	1/15/2016	62	15,500	14,127	1,373
Forestar Group Inc.	Call	17.50	2/19/2016	9	135	140	(5)
iShares Russell Mid-Cap Value ETF	Call	75.00	2/19/2016	206	2,060	32,469	(30,409)
Vanguard Intermediate-Term Corp.	Call	85.00	2/19/2016	7	280	606	(326)
Vanguard Intermediate-Term Corp.	Put	83.00	2/19/2016	7	105	865	(760)
Powershares DB US Dollar Index	Call	26.00	3/18/2016	311	10,263	15,643	(5,380)
Southwestern Energy Co.	Call	18.00	3/18/2016	13	468	501	(33)
Dycom Industries Inc.	Put	50.00	3/18/2016	27	3,780	5,480	(1,700)
Powershares DB US Dollar Index	Put	25.00	3/18/2016	311	17,105	14,821	2,284
Southwestern Energy Co.	Put	8.00	3/18/2016	15	570	473	97
SPDR S&P 500 ETF Trust	Put	155.00	3/31/2016	95	27,360	35,078	(7,718)
Crown Castle International Corp.	Put	60.00	4/15/2016	7	385	672	(287)
Tyson Foods Inc.	Put	30.00	4/15/2016	5	150	275	(125)
Forestar Group Inc.	Call	17.50	5/20/2016	55	550	2,670	(2,120)

					$499,950	$760,610	$(260,660)

Written Options at September 30, 2015:
Description	Put/Call	Strike Price	Maturity Date	Contracts	Base Market Value	Base Total Cost	Prior Accumulated Base Unrealized Gain/Loss
iShares Nasdaq Biotechnology Index ETF	Call	$124.00	10/16/2015	41	$2,296	$2,122	$174
BioTime Inc.	Call	5.00	12/18/2015	360	(1,800)	(14,400)	12,600
Post Holdings Inc.	Put	30.00	12/18/2015	7	(35)	(350)	315
Viacom Inc.	Put	40.00	1/15/2016	62	(15,500)	(25,635)	10,135

					$(43,092)	$(66,142)	$23,050

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 99.77%
CONSUMER DISCRETIONARY - 18.07%
Auto Components - 0.98%
Motorcar Parts of America, Inc.A	164,430	$5,153

Commercial Services - 1.07%
CEB, Inc.	82,200	5,618

Hotels, Restaurants & Leisure - 6.67%
Buffalo Wild Wings, Inc.A	36,924	7,141
Chuy’s Holdings, Inc.A	156,991	4,459
Krispy Kreme Doughnuts, Inc.A	398,422	5,829
National CineMedia, Inc.B	606,255	8,135
Papa John’s International, Inc.	72,300	4,951
Potbelly Corp.A C	411,400	4,530

		35,045

Internet & Catalog Retail - 0.68%
Homeaway, Inc.A	134,500	3,570

Leisure Equipment & Products - 1.80%
Callaway Golf Co.	652,416	5,448
Sportsman’s Warehouse Holdings, Inc.A C	322,429	3,972

		9,420

Media - 2.04%
IMAX Corp.A	228,178	7,710
TiVo, Inc.A	343,600	2,976

		10,686

Specialty Retail - 3.81%
Aaron’s, Inc.	98,900	3,571
Cabela’s, Inc.A	133,400	6,083
Men’s Wearhouse, Inc.	76,600	3,257
Monro Muffler Brake, Inc.	104,940	7,089

		20,000

Textiles & Apparel - 1.02%
Five Below, Inc.A	158,900	5,336

Total Consumer Discretionary		94,828

CONSUMER STAPLES - 3.46%
Food & Drug Retailing - 1.24%
United Natural Foods, Inc.A	134,540	6,527

Food Products - 2.22%
Calavo Growers, Inc.	105,342	4,702
Inventure Foods, Inc.A B	324,566	2,882
TreeHouse Foods, Inc.A	51,800	4,030

		11,614

Total Consumer Staples		18,141

	Shares	Fair Value
		(000’s)
ENERGY - 4.82%
Energy Equipment & Services - 3.28%
Core Laboratories N.V.C	25,600	$2,555
Flotek Industries, Inc.A C	278,714	4,655
Forum Energy Technologies, Inc.A	157,900	1,928
PDC Energy, Inc.A	88,900	4,712
RigNet, Inc.A C	132,306	3,374

		17,224

Oil & Gas - 1.54%
Carrizo Oil & Gas, Inc.A	95,600	2,920
Rice Energy, Inc.A	256,800	4,149
Whiting Petroleum Corp.A	64,488	985

		8,054

Total Energy		25,278

FINANCIALS - 9.84%
Banks - 1.37%
East West Bancorp, Inc.	90,000	3,458
SVB Financial GroupA	32,200	3,720

		7,178

Diversified Financials - 6.62%
Cardtronics, Inc.A	194,853	6,372
Demandware, Inc.A	114,400	5,912
Encore Capital Group, Inc.A C	137,432	5,085
Euronet Worldwide, Inc.A	116,400	8,624
PRA Group, Inc.	104,500	5,530
WisdomTree Investments, Inc.C	200,000	3,226

		34,749

Insurance - 1.85%
Hilltop Holdings, Inc.A	277,000	5,487
WEX, Inc.A	48,800	4,238

		9,725

Total Financials		51,652

HEALTH CARE - 24.75%
Biotechnology - 4.53%
Cepheid, Inc.A	151,100	6,830
MiMedx Group, Inc.A C	413,680	3,992
Myriad Genetics, Inc.A C	96,429	3,614
Neogen Corp.A	161,850	7,282
Repligen Corp.A	74,379	2,071

		23,789

Health Care Equipment & Supplies - 5.18%
Abaxis, Inc.	93,481	4,112
ABIOMED, Inc.A	51,100	4,740
Bio-Techne Corp.	38,800	3,587
DexCom, Inc.A	26,600	2,284
Medidata Solutions, Inc.A	155,442	6,546

1

	Shares	Fair Value
		(000’s)
NuVasive, Inc.A	122,180	$5,892

		27,161

Health Care Providers & Services - 8.57%
AAC Holdings, Inc.A C	82,200	1,829
Acadia Healthcare Co., Inc.A	128,900	8,542
Advisory Board Co.A	163,625	7,451
HealthEquity, Inc.A	163,272	4,825
MAXIMUS, Inc.	68,900	4,104
Omnicell, Inc.A	93,300	2,902
PAREXEL International Corp.A	141,800	8,779
VCA Antech, Inc.A	124,255	6,542

		44,974

Pharmaceuticals - 6.47%
Akorn, Inc.A	203,000	5,787
ICON PLCA D	138,600	9,836
Ligand Pharmaceuticals, Inc.	79,950	6,848
Pacira Pharmaceuticals, Inc.A	102,100	4,196
Proto Labs, Inc.A C	108,505	7,270

		33,937

Total Health Care		129,861

INDUSTRIALS - 8.86%
Aerospace & Defense - 0.82%
Astronics Corp.	105,822	4,278

Air Freight & Couriers - 1.16%
Echo Global Logistics, Inc.A C	176,800	3,466
HUB Group, Inc., Class AA	72,300	2,632

		6,098

Building Products - 0.80%
Trex Co., Inc.A	126,700	4,223

Commercial Services & Supplies - 3.51%
CoStar Group, Inc.A	40,301	6,974
HMS Holdings Corp.A	453,669	3,979
WageWorks, Inc.A	164,142	7,401

		18,354

Diversified Manufacturing - 0.49%
Acuity Brands, Inc.	14,600	2,563

Electrical Equipment - 0.33%
Power Solutions International, Inc.A C	77,320	1,756

Industrial Conglomerates - 0.51%
RPX Corp.A	193,400	2,653

Machinery - 0.78%
RBC Bearings, Inc.	68,900	4,115

Trading Companies & Distributors - 0.46%
MSC Industrial Direct Co., Inc., Class A	39,945	2,438

Total Industrials		46,478

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY - 28.26%
Communications Equipment - 0.47%
CalAmp Corp.A	154,500	$2,486

Electronic Equipment & Instruments - 0.75%
Taser International, Inc.A C	177,900	3,918

Internet Software & Services - 5.48%
Athenahealth, Inc.A C	51,302	6,841
Fortinet, Inc.A	106,500	4,524
Global Eagle Entertainment, Inc.A	318,970	3,662
HealthStream, Inc.A B	206,814	4,511
Proofpoint, Inc.A	152,526	9,200

		28,738

IT Consulting & Services - 1.73%
Tyler Technologies, Inc.	60,784	9,076

Semiconductor Equipment & Products - 5.76%
8x8, Inc.A	577,300	4,774
Cavium, Inc.A	90,000	5,523
Integrated Device Technology, Inc.A	154,500	3,136
Microsemi Corp.	197,230	6,474
Power Integrations, Inc.	113,300	4,778
Rudolph Technologies, Inc.A	229,000	2,851
Semtech Corp.A	178,186	2,691

		30,227

Software - 14.07%
Aspen Technology, Inc.A	151,348	5,738
Cognex Corp.	180,200	6,193
CyberArk Software Ltd.A C	75,500	3,786
Envestnet, Inc.A	184,509	5,530
Guidewire Software, Inc.A	130,600	6,867
Imperva, Inc.A	22,534	1,476
inContact, Inc.A	438,100	3,290
Manhattan Associates, Inc.A	158,917	9,900
National Instruments Corp.	107,167	2,978
PROS Holdings, Inc.A	257,900	5,710
Qlik Technologies, Inc.A	95,600	3,485
Qualys, Inc.A	163,600	4,656
SPS Commerce, Inc.A	65,318	4,434
Ultimate Software Group, Inc.A	41,800	7,482
VASCO Data Security International, Inc.A C	134,500	2,292

		73,817

Total Information Technology		148,262

MATERIALS - 1.71%
Chemicals - 0.84%
Balchem Corp.	72,566	4,410

2

	Shares	Fair Value
		(000’s)
Metals & Mining - 0.87%
Mueller Water Products, Inc., Class A	593,900	$4,549

Total Materials		8,959

Total Common Stock (Cost $505,394)		523,459

SHORT-TERM INVESTMENTS - 0.91% (Cost $4,769)
JPMorgan U.S. Government Money Market Fund, Capital Class	4,768,864	4,769

SECURITIES LENDING COLLATERAL - 10.14%
DWS Government and Agency Securities Portfolio, Institutional Class	14,649,460	14,649
American Beacon U.S. Government Money Market Select Fund, Select ClassE	38,570,455	$38,571

Total Securities Lending Collateral (Cost $53,220)		53,220

TOTAL INVESTMENTS - 110.82% (Cost $563,383)		581,448
LIABILITIES, NET OF OTHER ASSETS - (10.82%)		(56,774)

TOTAL NET ASSETS - 100.00%		$524,674

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Illiquid Security. At period end, the amount of illiquid securities was $15,528 or 2.96% of net assets.
C	All or a portion of this security is on loan at September 30, 2015.
D	PLC - Public Limited Company.
E	The Fund is affiliated by having the same investment advisor.

3

Top Ten Holdings (% Net Assets)
Manhattan Associates, Inc.		1.9
ICON PLC		1.9
Proofpoint, Inc.		1.7
Tyler Technologies, Inc.		1.7
PAREXEL International Corp.		1.7
Euronet Worldwide, Inc.		1.6
Acadia Healthcare Co., Inc.		1.6
National CineMedia, Inc.		1.5
IMAX Corp.		1.5
Ultimate Software Group, Inc.		1.4

Total Fund Holdings	108

Sector Allocation (% Equities)
Information Technology	28.3
Health Care	24.8
Consumer Discretionary	18.1
Financials	9.9
Industrials	8.9
Energy	4.8
Consumer Staples	3.5
Materials	1.7

4

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.50%
CONSUMER DISCRETIONARY - 24.64%
Auto Components - 1.63%
LKQ Corp.A	49,650	$1,408
Mobileye N.V.A	13,350	607

		2,015

Automobiles - 0.84%
Tesla Motors, Inc.A B	4,150	1,031

Hotels, Restaurants & Leisure - 4.94%
Buffalo Wild Wings, Inc.A	8,600	1,663
Chipotle Mexican Grill, Inc.A	2,750	1,982
National CineMedia, Inc.C	96,450	1,294
Papa John’s International, Inc.	16,800	1,150

		6,089

Household Durables - 0.86%
Harman International Industries, Inc.	11,000	1,056

Internet & Catalog Retail - 1.53%
Homeaway, Inc.A	29,250	776
TripAdvisor, Inc.A	17,550	1,106

		1,882

Leisure Equipment & Products - 0.90%
Polaris Industries, Inc.	9,300	1,115

Media - 4.19%
Cinemark Holdings, Inc.	34,650	1,126
IMAX Corp.A	50,612	1,710
Netflix, Inc.A	22,550	2,328

		5,164

Specialty Retail - 8.59%
Aaron’s, Inc.	21,750	785
Cabela’s, Inc.A	36,550	1,667
CarMax, Inc.A	28,450	1,688
Copart, Inc.A	29,400	967
Ross Stores, Inc.	42,100	2,040
Tractor Supply Co.	19,350	1,632
Ulta Salon Cosmetics & Fragrance, Inc.	11,100	1,813

		10,592

Textiles & Apparel - 1.16%
Under Armour, Inc., Class AA	14,750	1,428

Total Consumer Discretionary		30,372

CONSUMER STAPLES - 5.14%
Beverages - 3.46%
Brown-Forman Corp., Class B	19,480	1,888
Monster Beverage Corp.A	17,650	2,385

		4,273

	Shares	Fair Value
		(000’s)
Food & Drug Retailing - 1.13%
United Natural Foods, Inc.A	28,600	$1,387

Food Products - 0.55%
White Waves Food Co.A	16,950	681

Total Consumer Staples		6,341

ENERGY - 4.23%
Energy Equipment & Services - 2.29%
Core Laboratories N.V.B	11,250	1,122
FMC Technologies, Inc.A	21,030	652
Oceaneering International, Inc.	18,550	729
RPC, Inc.B	35,800	317

		2,820

Oil & Gas - 1.94%
Pioneer Natural Resources Co.	7,550	919
Range Resources Corp.	23,600	758
Southwestern Energy Co.A	43,510	552
Whiting Petroleum Corp.A	10,700	163

		2,392

Total Energy		5,212

FINANCIALS - 6.14%
Banks - 2.70%
East West Bancorp, Inc.	39,300	1,510
SVB Financial GroupA	15,800	1,825

		3,335

Diversified Financials - 2.47%
Affiliated Managers Group, Inc.A	6,180	1,057
PRA Group, Inc.	25,400	1,344
WisdomTree Investments, Inc.	40,200	648

		3,049

Insurance - 0.97%
WEX, Inc.A	13,700	1,190

Total Financials		7,574

HEALTH CARE - 20.02%
Biotechnology - 3.50%
Alexion Pharmaceuticals, Inc.A	4,950	774
Cepheid, Inc.A	35,450	1,602
Medivation, Inc.	18,300	778
QIAGEN N.V.A	44,850	1,157

		4,311

Health Care Equipment & Supplies - 8.63%
DexCom, Inc.A	5,550	477
Hologic, Inc.A	37,850	1,481
Idexx Laboratories, Inc.A	22,100	1,641
Illumina, Inc.A	12,150	2,137
Intuitive Surgical, Inc.A	1,350	620
Medidata Solutions, Inc.A	26,149	1,101

1

	Shares	Fair Value
		(000’s)
ResMed, Inc.	25,350	$1,292
Sirona Dental Systems, Inc.	10,800	1,008
Varian Medical Systems, Inc.A	12,100	893

		10,650

Health Care Providers & Services - 5.86%
Acadia Healthcare Co., Inc.A	14,500	961
Cerner Corp.A	33,730	2,022
Henry Schein, Inc.A	10,795	1,433
PAREXEL International Corp.A	21,350	1,322
VCA Antech, Inc.A	28,230	1,486

		7,224

Pharmaceuticals - 2.03%
Akorn, Inc.A	26,750	763
ICON PLCA D	14,150	1,003
Pacira Pharmaceuticals, Inc.A	17,800	732

		2,498

Total Health Care		24,683

INDUSTRIALS - 9.87%
Commercial Services & Supplies - 5.28%
CoStar Group, Inc.A	9,670	1,673
HMS Holdings Corp.A	75,712	664
Stericycle, Inc.A	15,500	2,160
Verisk Analytics, Inc.A	27,250	2,014

		6,511

Diversified Manufacturing - 0.95%
Acuity Brands, Inc.	6,700	1,176

Electrical Equipment - 1.53%
IPG Photonics Corp.	9,650	733
Roper Industries, Inc.	4,650	729
Sensata Technologies Holding N.V.A	9,550	423

		1,885

Road & Rail - 0.72%
J.B. Hunt Transport Services, Inc.	12,500	893

Trading Companies & Distributors - 1.39%
Fastenal Co.	24,460	895
MSC Industrial Direct Co., Inc., Class A	13,330	814

		1,709

Total Industrials		12,174

INFORMATION TECHNOLOGY - 26.53%
Communications Equipment - 1.56%
Palo Alto Networks, Inc.A	11,150	1,918

Electronic Equipment & Instruments - 1.09%
FLIR Systems, Inc.	48,200	1,349

Internet Software & Services - 6.43%
Akamai Technologies, Inc.A	17,350	1,198
Athenahealth, Inc.A	13,277	1,770
Fortinet, Inc.A	56,350	2,394
LinkedIn Corp., Class AA	4,000	761
MercadoLibre, Inc.B	14,550	1,325

	Shares	Fair Value
		(000’s)
Twitter, Inc.A	17,850	$481

		7,929

IT Consulting & Services - 1.62%
Alliance Data Systems Corp.A	4,350	1,127
IHS, Inc., Class AA	7,500	870

		1,997

Semiconductor Equipment & Products - 4.26%
Cree, Inc.A B	16,700	405
FEI Co.	15,237	1,112
Lam Research Corp.	12,668	828
Microchip Technology, Inc.	30,930	1,332
NXP Semiconductors N.V.A	8,450	736
Xilinx, Inc.	19,800	840

		5,253

Software - 11.57%
Ansys, Inc.A	7,150	630
Aspen Technology, Inc.A	34,500	1,308
Autodesk, Inc.A	18,400	812
Cadence Design Systems, Inc.A	75,850	1,569
Check Point Software Technologies Ltd.A	16,350	1,297
Cognex Corp.	38,050	1,308
FireEye, Inc.A	29,069	925
Inovalon Holdings, Inc., Class AA	20,100	419
National Instruments Corp.	30,655	852
Red Hat, Inc.A	14,840	1,067
Salesforce.com, Inc.A	10,470	727
Splunk, Inc.A	13,600	753
Tableau Software, Inc., Class AA	13,050	1,041
Ultimate Software Group, Inc.A	8,650	1,548

		14,256

Total Information Technology		32,702

MATERIALS - 0.93%
Chemicals - 0.93%
Airgas, Inc.	12,900	1,152

Total Common Stock (Cost $106,710)		120,210

SHORT-TERM INVESTMENTS - 2.88% (Cost $3,546)
JPMorgan U.S. Government Money Market Fund, Capital Class	3,545,945	3,546

SECURITIES LENDING COLLATERAL - 2.26%
American Beacon U.S. Government Money Market Select Fund, Select ClassE	1,794,350	1,795
DWS Government and Agency Securities Portfolio, Institutional Class	991,445	991

2

Total Securities Lending Collateral (Cost $2,786)	2,786

TOTAL INVESTMENTS - 102.64% (Cost $113,042)	126,542
LIABILITIES, NET OF OTHER ASSETS - (2.64%)	(3,258)

TOTAL NET ASSETS - 100.00%	$123,284

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2015.
C	Illiquid Security. At period end, the amount of illiquid securities was $1,294 or 1.05% of net assets.
D	PLC - Public Limited Company.
E	The Fund is affiliated by having the same investment advisor.

Top Ten Holdings (% Net Assets)
Fortinet, Inc.		1.9
Monster Beverage Corp.		1.9
Netflix, Inc.		1.9
Stericycle, Inc.		1.7
Illumina, Inc.		1.7
Ross Stores, Inc.		1.7
Cerner Corp.		1.6
Verisk Analytics, Inc.		1.6
Chipotle Mexican Grill, Inc.		1.6
Palo Alto Networks, Inc.		1.6

Total Fund Holdings	103

Sector Allocation (% Equities)
Information Technology	27.2
Consumer Discretionary	25.3
Health Care	20.5
Industrials	10.1
Financials	6.3
Consumer Staples	5.3
Energy	4.3
Materials	1.0

3

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS - 99.20%
0.125%, Due 4/15/2017 A	$23,190	$23,105
2.625%, Due 7/15/2017 A	2,614	2,738
1.625%, Due 1/15/2018 A	1,430	1,480
0.125%, Due 4/15/2018 A	13,390	13,375
2.125%, Due 1/15/2019 A	11,621	12,380
0.125%, Due 4/15/2019 A	21,893	21,818
1.875%, Due 7/15/2019 A	3,007	3,211
1.375%, Due 1/15/2020 A	817	857
0.125%, Due 4/15/2020 A	12,041	11,963
1.25%, Due 7/15/2020 A	16,995	17,841
1.125%, Due 1/15/2021 A	5,826	6,054
0.625%, Due 7/15/2021 A	13,871	14,066
0.125%, Due 1/15/2022 A	32,898	32,058
0.125%, Due 7/15/2022 A	12,173	11,871
0.125%, Due 1/15/2023 A	11,673	11,254
0.375%, Due 7/15/2023 A	13,055	12,828
0.625%, Due 1/15/2024 A	24,665	24,546
0.125%, Due 7/15/2024 A	6,664	6,360
0.25%, Due 1/15/2025 A	9,688	9,286
2.375%, Due 1/15/2025 A	10,534	12,122
0.375%, Due 7/15/2025 A	4,116	4,009
2.50%, Due 1/15/2029 A	789	947

Total U.S. Treasury Obligations (Cost $258,387)		254,169

	Shares
SHORT-TERM INVESTMENTS - 0.95% (Cost $2,435)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,434,922	2,435

TOTAL INVESTMENTS - 100.15% (Cost $260,822)		256,604
LIABILITIES, NET OF OTHER ASSETS - (0.15%)		(385)

TOTAL NET ASSETS - 100.00%		$256,219

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.

1

PORTFOLIO STATISTICS %
Effective Maturity (years)	5.4
Effective Duration (years)	5.5
3-Year Standard Deviation	3.8

SECURITY TYPE %
U.S. Treasury	100.0
*Excludes Cash

Top Ten Holdings (% Net Assets)
U.S. Treasury Note, 0.125%, Due 1/15/22		12.5
U.S. Treasury Inflation Protected Securities, 0.625%, Due 1/15/2024		9.6
U.S. Treasury Note, 0.125%, Due 4/15/17		9.0
U.S. Treasury Inflation Protected Secturities, 0.125%, Due 4/15/2019		8.5
U.S. Treasury Note, 1.25%, Due 7/15/20		7.0
U.S. Treasury Note, 0.625%, Due 7/15/21		5.5
U.S. Treasury, 0.125%, Due 4/15/2018		5.2
U.S. Treasury, 0.375%, Due 7/15/2023		5.0
U.S. Treasury Note, 2.125%, Due 1/15/19		4.8
U.S. Treasury Note, 2.375%, Due 1/15/25		4.7

Total Fund Holdings	22

2

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of March 31, 2015, the Trust consists of thirty-one active series, eleven of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon AHL Managed Futures Strategy Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Ionic Strategic Arbitrage Fund, American Beacon Stephens Small Cap Growth Fund, American Beacon Stephens Mid-Cap Growth Fund, American Beacon Treasury Inflation Protected Securities Fund, American Beacon S&P 500 Index Fund, American Beacon International Equity Index Fund and American Beacon Small Cap Index Fund. The remaining twenty-one active series are reported in separate filings.

Effective April 30, 2015 American Beacon Advisors, Inc. (the “Manager”) became a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, two prominent private equity firms. Prior to April 30 the Manager was a wholly-owned subsidiary of Lighthouse Holdings, Inc., which was indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two leading private equity firms.

2. Consolidation of Subsidiaries

The consolidated Schedule of Investments of the American Beacon AHL Managed Futures Strategy Fund, (the “CFC Fund”), includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiary are calculated separately. The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”) and the Subsidiary’s taxable income is included in the calculation of the CFC Fund’s taxable income. Net losses of the Subsidiary are not deductible by the CFC Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Fund may each invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the CFC Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2015	% of Total Net Assets of the Fund at September 30, 2015	Net Realized Gain(Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$21,812,449	22.6%	$1,030,204

1

3. CFTC Regulation

On August 13, 2013, the CFTC adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and Commodity Futures Trading Commission (“CFTC”) disclosure, reporting and recordkeeping requirements fur registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The AHL Managed Futures Strategy Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated with the CFTC.

4. Security Valuation and Fair Value Measurements

Investments are valued at the clsgxof the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

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Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended September 30 2015, there were no transfers between levels. As of September 30, 2015, the investments were classified as described below (in thousands):

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AHL Managed Futures Strategy[1]	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$83,903	$—	$83,903
Short-Term Investments – Money Market Funds	2,180	—	—	2,180

Total Investments in Securities	$2,180	$83,903	$—	$86,083

Financial Derivative Instruments - Assets
Futures Contracts	$2,028	$—	$—	$2,028
Forward Currency Contracts	—	958	—	958

	$2,028	$958	$—	$2,986

Financial Derivative Instruments - Liabilities
Futures Contracts	$(617)	$—	$—	$(617)
Forward Currency Contracts	—	(910)	—	(910)

	$(617))	$(910)	$—	$(1,527)

Bahl & Gaynor Small Cap Growth[1]	Level 1	Level 2	Level 3	Total
Common Stock	$6,572	$—	$—	$6,572
Short-Term Investments – Money Market Funds	344	—	—	344

Total Investments in Securities	$6,916	$—	$—	$6,916

Financial Derivative Instruments
Futures Contracts	$(19)	$—	$—	$(19)

Bridgeway Large Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$1,766,316	$—	$—	$1,766,316
Short-Term Investments – Money Market Funds	47,702	—	—	47,702

Total Investments in Securities	$1,814,018	$—	$—	$1,814,018

Financial Derivative Instruments
Futures Contracts	$(546)	$—	$—	$(546)

Holland Large-Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$93,182	$—	$—	$93,182
Short-Term Investments – Money Market Funds	1,578	—	—	1,578

Total Investments in Securities	$94,760	$—	$—	$94,760

Financial Derivative Instruments
Futures Contracts	$(48)	$—	$—	$(48)

Ionic Strategic Arbitrage Fund[1]	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,989	$—	$—	$1,989
Warrants	1,587	—	—	1,587
Preferred Stocks	59	—	—	59
Convertible Preferred Stocks	2,156	—	—	2,156
Convertible Obligations	—	2,775	—	2,775
Collateralized Mortgage Obligations	—	2,822	—	2,822
Exchange Traded Notes	567	—	—	567
Exchange Traded Funds	936	—	—	936

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Closed End Funds	656	—	—	656
Short-Term Investments – Money Market Funds	2,376	—	—	2,376

Total Investments in Securities - Assets	$10,326	$5,597	$—	$15,923

Liabilities
Common Stock (Sold Short)	$(7,476)	$(300)	$—	$(7,776)
Warrants (Sold Short)	(94)	—	—	(94)
Closed End Funds (Sold Short)	(41)	—	—	(41)
Exchange Traded Funds (Sold Short)	(1,490)	—	—	(1,490)

Total Investments in Securities - Liabilities	(9,101)	(300)	—	(9,401)

Total Investments in Securities	$1,225	$5,297	$—	$6,522

Financial Derivative Instruments - Assets
Futures Contracts	$1,266	$—	$—	$1,266
Purchased Options	500	—	—	500

	$1,766	$—	$—	$1,766

Financial Derivative Instruments - Liabilities
Written Options	$(43)	$—	$—	$(43)

	$(43)	$—	$—	$(43)

Stephens Small Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$523,459	$—	$—	$523,459
Short-Term Investments – Money Market Funds	4,769	—	—	4,769
Securities Lending Collateral invested in Money Market Funds	53,220	—	—	53,220

Total Investments in Securities	$581,448	$—	$—	$581,448

Stephens Mid-Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$120,210	$—	$—	$120,210
Short-Term Investments – Money Market Funds	3,546	—	—	3,546
Securities Lending Collateral Invested in Money Market Funds	2,786			2,786

Total Investments in Securities	$126,542	$—	$—	$126,542

Treasury Inflation Protected Securities Fund[1]	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$254,169	$—	$254,169
Short-Term Investments – Money Market Fund	2,435	—	—	2,435

Total Investments in Securities	$2,435	$254,169	$—	$256,604

[1]	Refer to the schedules of investments for sector and industry information.

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5. Securities and Other Investments

American Depositary Receipts (ADRs)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.

Treasury Inflation Protected Securities

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Forward Foreign Currency Contracts

The Flexible Bond Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended September 30, 2015, the Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

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Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended September 30, 2015 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production

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costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

7. Securities Lending

The Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral,

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securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

8. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

September 30, 2015, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
TIPS	$263,843	$—	$(7,239)	$(7,239)
Bridgeway Large Cap Value Fund	1,902,664	88,659	(177,305)	(88,646)
Holland Large Cap Growth Fund	73,699	24,535	(3,474)	21,061
Stephens Small Cap Growth Fund	566,126	75,439	(60,117)	15,322
Stephens Mid-Cap Growth Fund	113,231	24,816	(11,505)	13,3110

AHL Managed Futures Strategy	86,073	10	—	10
Bahl & Gaynor Small Cap Growth	7,393	281	(758)	(477)
Ionic Strategic Arbitrage	6,851	1,140	(1,469)	(329)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended September 30, 2015, the Funds did not have capital loss carryforwards.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 30, 2015

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 30, 2015

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